UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-05162

Exact name of registrant as specified in charter:	Delaware VIP® Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2013

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware VIP® Trust – Delaware VIP Diversified Income Series

March 31, 2013

		Principal	Value
		Amount°	(U.S. $)
Agency Asset-Backed Securities – 0.01%
•Fannie Mae Grantor Trust Series 2003-T4 2A5 5.407% 9/26/33	USD	275,098	$293,101
•Fannie Mae Whole Loan Series 2002-W11 AV1 0.544% 11/25/32		3,679	3,406
Total Agency Asset-Backed Securities (cost $277,574)			296,507

Agency Collateralized Mortgage Obligations – 1.35%
Fannie Mae Grantor Trust
•Series 1999-T2 A1 7.50% 1/19/39		777	876
Series 2002-T4 A3 7.50% 12/25/41		14,497	16,759
Series 2004-T1 1A2 6.50% 1/25/44		12,047	14,370
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26		58,448	67,990
Series 2001-50 BA 7.00% 10/25/41		78,340	83,123
Series 2002-90 A1 6.50% 6/25/42		10,528	12,369
Series 2002-90 A2 6.50% 11/25/42		32,979	38,178
Series 2003-26 AT 5.00% 11/25/32		1,706,672	1,786,613
Series 2003-38 MP 5.50% 5/25/23		926,715	1,025,737
Series 2003-122 AJ 4.50% 2/25/28		9,271	9,325
Series 2005-110 MB 5.50% 9/25/35		231,533	254,279
Series 2009-94 AC 5.00% 11/25/39		1,400,000	1,575,724
Series 2010-41 PN 4.50% 4/25/40		1,675,000	1,893,403
Series 2010-96 DC 4.00% 9/25/25		3,245,000	3,531,572
Series 2010-116 Z 4.00% 10/25/40		82,874	89,189
•Series 2012-122 SD 5.896% 11/25/42		2,617,546	704,610
•Series 2012-124 SD 5.946% 11/25/42		3,499,734	1,029,000
Series 2013-31 MI 3.00% 4/25/33		1,115,000	162,723
Series 2013-38 AI 3.00% 4/25/33		3,635,000	527,075
Fannie Mae Whole Loan
•Series 2002-W6 2A1 6.587% 6/25/42		28,969	32,854
Series 2004-W11 1A2 6.50% 5/25/44		46,582	54,382
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24		48,546	55,791
Series 2326 ZQ 6.50% 6/15/31		49,947	57,101
Series 2557 WE 5.00% 1/15/18		1,060,044	1,132,672
Series 2622 PE 4.50% 5/15/18		1,749,330	1,852,635
Series 2687 PG 5.50% 3/15/32		157,387	159,338
Series 2762 LG 5.00% 9/15/32		1,619,098	1,656,461
Series 2809 DC 4.50% 6/15/19		583,255	618,224
Series 3123 HT 5.00% 3/15/26		95,000	106,217
Series 3131 MC 5.50% 4/15/33		376,949	382,265
Series 3416 GK 4.00% 7/15/22		10,450	10,744
Series 3656 PM 5.00% 4/15/40		2,540,000	2,841,615
Series 4065 DE 3.00% 6/15/32		350,000	375,511
•Series 4148 SA 5.897% 12/15/42		4,131,172	1,156,831
tFreddie Mac Structured Pass Through Securities
Series T-54 2A 6.50% 2/25/43		17,338	20,834
Series T-58 2A 6.50% 9/25/43		6,982	8,149
GNMA Series 2010-113 KE 4.50% 9/20/40		4,115,000	4,702,980
Total Agency Collateralized Mortgage Obligations (cost $30,419,068)			28,047,519

Agency Mortgage-Backed Securities – 15.10%
Fannie Mae 6.50% 8/1/17		11,072	12,253

•Fannie Mae ARM
2.402% 10/1/33	16,078	16,680
2.691% 6/1/37	5,199	5,562
2.811% 11/1/35	243,709	260,245
5.204% 8/1/35	28,596	30,844
5.844% 8/1/37	214,565	232,247
Fannie Mae Relocation 15 yr 4.00% 9/1/20	145,288	152,545
Fannie Mae Relocation 30 yr
5.00% 11/1/33	5,298	5,687
5.00% 11/1/34	10,129	10,872
5.00% 4/1/35	23,764	25,508
5.00% 10/1/35	40,236	43,189
5.00% 1/1/36	67,132	72,059
5.00% 2/1/36	23,459	25,181
Fannie Mae S.F. 15 yr
2.50% 2/1/28	4,073,866	4,236,030
3.00% 11/1/27	417,599	441,539
3.50% 7/1/26	1,390,618	1,489,028
3.50% 10/1/26	7,952,475	8,435,724
4.00% 11/1/25	4,182,419	4,542,930
4.50% 8/1/41	293,162	316,453
5.00% 5/1/21	212,677	229,780
6.00% 12/1/22	762,955	834,628
Fannie Mae S.F. 15 yr TBA
2.50% 4/1/28	47,747,000	49,530,054
3.00% 4/1/27	48,889,000	51,400,292
Fannie Mae S.F. 20 yr
5.00% 11/1/23	126,475	138,998
5.50% 8/1/28	804,461	878,463
Fannie Mae S.F. 30 yr
4.00% 11/1/40	568,797	606,675
4.00% 1/1/41	2,720,142	2,901,287
4.00% 9/1/41	403,347	430,334
4.00% 10/1/41	1,954,197	2,084,334
4.00% 3/1/42	5,652,582	6,068,868
4.00% 1/1/43	7,669,971	8,183,140
4.50% 7/1/36	408,834	440,676
4.50% 2/1/41	691,324	746,249
4.50% 3/1/41	985,286	1,063,565
4.50% 10/1/41	1,685,828	1,819,764
5.00% 5/1/34	5,079	5,525
5.00% 2/1/35	411,664	448,568
6.00% 3/1/37	50,317	55,355
6.00% 2/1/41	2,163,222	2,393,379
6.50% 2/1/36	572,567	646,887
6.50% 3/1/36	556,445	627,992
7.50% 3/1/32	539	659
7.50% 4/1/32	1,889	2,266
Fannie Mae S.F. 30 yr TBA
3.00% 4/1/43	27,501,000	28,364,702
3.00% 5/1/43	12,330,000	12,682,560
3.50% 4/1/43	33,695,000	35,579,814
3.50% 5/1/43	35,181,000	37,060,985
4.00% 5/1/43	4,435,000	4,722,582
4.50% 5/1/43	9,600,000	10,354,500
Freddie Mac 4.50% 1/1/41	2,687,262	2,816,055
•Freddie Mac ARM
2.342% 12/1/33	42,769	45,608
2.763% 7/1/36	136,202	145,710
2.776% 8/1/37	4,550	4,874
2.786% 2/1/37	271,016	290,362
2.865% 4/1/34	2,137	2,279
2.987% 6/1/37	386,792	412,372
5.891% 10/1/37	2,936	3,177
6.171% 10/1/37	45,442	49,408

Freddie Mac Relocation 30 yr 5.00% 9/1/33	12,712	13,577
Freddie Mac S.F. 15 yr
4.50% 5/1/20	464,902	496,045
5.00% 6/1/18	157,885	169,123
Freddie Mac S.F. 30 yr
3.00% 11/1/42	1,306,809	1,346,858
4.00% 10/1/40	1,565,820	1,664,352
4.00% 11/1/40	895,562	951,917
5.00% 3/1/34	21,052	23,585
5.00% 2/1/36	8,040	8,678
5.50% 7/1/40	13,370,663	14,518,626
6.00% 2/1/36	837,437	916,664
6.00% 8/1/38	1,699,781	1,875,412
6.00% 10/1/38	2,543,515	2,809,584
6.00% 5/1/40	3,834,904	4,192,918
6.50% 8/1/38	233,427	260,663
GNMA I S.F. 30 yr 7.00% 12/15/34	242,922	285,798
Total Agency Mortgage-Backed Securities (cost $312,710,102)		313,961,102

Commercial Mortgage-Backed Securities – 4.03%
BAML Commercial Mortgage Securities
•Series 2005-6 A4 5.188% 9/10/47	1,280,000	1,405,326
•Series 2006-2 A4 5.727% 5/10/45	1,765,000	1,987,946
Series 2006-4 A4 5.634% 7/10/46	3,740,000	4,203,106
•Bear Stearns Commercial Mortgage Securities
Series 2005-PW10 A4 5.405% 12/11/40	1,684,000	1,854,167
Series 2005-T20 A4A 5.147% 10/12/42	870,000	953,229
Series 2006-PW12 A4 5.718% 9/11/38	1,230,000	1,387,499
Citigroup Commercial Mortgage Trust Series 2012-GC8 A4 3.024% 9/10/45	3,240,000	3,316,202
tCommercial Mortgage Pass Through Certificates
•Series 2005-C6 A5A 5.116% 6/10/44	1,295,000	1,406,862
Series 2013-CR6 A2 2.122% 3/10/46	2,735,000	2,814,427
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.407% 2/15/39	59,490	61,652
#DBUBS Mortgage Trust 144A
Series 2011-LC1A A3 5.002% 11/10/46	3,770,000	4,437,599
•Series 2011-LC1A C 5.557% 11/10/46	1,055,000	1,219,500
#•FREMF Mortgage Trust Series 2012-K21 B 144A 3.939% 7/25/45	2,290,000	2,360,784
Goldman Sachs Mortgage Securities II
•Series 2004-GG2 A6 5.396% 8/10/38	2,310,000	2,412,622
Series 2005-GG4 A4A 4.751% 7/10/39	5,935,000	6,318,686
•Series 2006-GG6 A4 5.553% 4/10/38	1,815,000	2,006,691
#Series 2010-C1 A2 144A 4.592% 8/10/43	3,090,000	3,554,989
•#Series 2010-C1 C 144A 5.635% 8/10/43	1,010,000	1,153,226
#Series 2012-ALOHA 144A 4.049% 4/10/34	1,620,000	1,734,309
•Greenwich Capital Commercial Funding Series 2005-GG5 A5 5.224% 4/1/37	7,280,000	7,945,210
JPMorgan Chase Commercial Mortgage Securities
•Series 2005-LDP3 A4A 4.936% 8/15/42	880,000	950,943
•Series 2005-LDP5 A4 5.201% 12/15/44	2,685,000	2,942,991
Series 2011-C5 A3 4.171% 8/15/46	3,070,000	3,432,367
Lehman Brothers-UBS Commercial Mortgage Trust Series 2004-C1 A4 4.568% 1/15/31	975,797	1,000,349
Merrill Lynch Mortgage Trust
Series 2005-CIP1 A2 4.96% 7/12/38	367,040	372,269
Series 2005-CKI1 A6 5.274% 11/12/37	900,000	982,504
Morgan Stanley BAML Trust
Series 2013-C8 AS 3.376% 12/15/48	2,125,000	2,177,592
•Series 2013-C8 B 3.676% 12/15/48	890,000	917,988
•Morgan Stanley Capital I Series 2007-T27 A4 5.651% 6/11/42	3,890,000	4,550,720
NCUA Guaranteed Notes Series 2010-C1 A2 2.90% 10/29/20	1,420,000	1,513,307
#OBP Depositor Trust Series 2010-OBP A 144A 4.646% 7/15/45	1,890,000	2,175,014
#Timberstar Trust Series 2006-1A A 144A 5.668% 10/15/36	2,010,000	2,294,829
#VNO Mortgage Trust Series 2012-6AVE 144A 2.996% 11/15/30	3,735,000	3,760,099

WF-RBS Commercial Mortgage Trust
Series 2012-C9 A3 2.87% 11/15/45	1,470,000	1,482,930
Series 2012-C9 B 3.84% 11/15/45	555,000	575,374
Series 2013-C11 A5 3.071% 3/15/45	1,250,000	1,280,465
Series 2013-C11 AS 3.311% 3/15/45	770,000	784,846
Total Commercial Mortgage-Backed Securities (cost $75,199,954)		83,728,619

Convertible Bonds – 3.09%
*Advanced Micro Devices 6.00% exercise price $28.08, expiration date 4/30/15	1,419,000	1,417,226
#Alaska Communications System Group 144A 6.25% exercise price $10.28, expiration date 4/27/18	1,285,000	930,822
Alcatel-Lucent USA 2.875% exercise price $15.35, expiration date 6/13/25	197,000	197,862
*Alere 3.00% exercise price $43.98, expiration date 5/15/16	1,514,000	1,495,075
Ares Capital 5.75% exercise price $19.13, expiration date 2/1/16	1,335,000	1,453,481
ϕArvinMeritor 4.00% exercise price $26.73, expiration date 2/12/27	2,490,000	1,993,556
BGC Partners 4.50% exercise price $9.84, expiration date 7/13/16	1,268,000	1,260,868
#Blucora 144A 4.25% exercise price $21.66, expiration date 9/28/18	829,000	862,678
Chesapeake Energy
2.25% exercise price $85.61, expiration date 12/14/38	509,000	454,283
*2.50% exercise price $51.14, expiration date 5/15/37	534,000	514,309
#Ciena 144A 3.75% exercise price $20.17, expiration date 10/15/18	1,533,000	1,745,704
#Clearwire Communications 144A 8.25% exercise price $7.08, expiration date 11/30/40	998,000	1,116,513
#Corporate Office Properties 144A 4.25% exercise price $47.96, expiration date 4/12/30	1,277,000	1,332,869
Dendreon 2.875% exercise price $51.24, expiration date 1/13/16	1,529,000	1,227,023
#Gaylord Entertainment 144A 3.75% exercise price $22.23, expiration date 9/29/14	794,000	1,640,106
ϕGeneral Cable 4.50% exercise price $36.75, expiration date 11/15/29	1,738,000	2,174,673
Gilead Sciences 1.625% exercise price $22.71, expiration date 5/1/16	579,000	1,257,880
Helix Energy Solutions Group 3.25% exercise price $25.02, expiration date 3/12/32	1,625,000	1,999,766
*ϕHologic 2.00% exercise price $31.17, expiration date 2/27/42	1,600,000	1,680,000
#Iconix Brand Group 144A 2.50% exercise price $30.75, expiration date 5/31/16	1,147,000	1,279,622
#Illumina 144A 0.25% exercise price $83.55, expiration date 3/11/16	761,000	734,365
Intel 144A 3.25% exercise price $22.20, expiration date 8/1/39	1,596,000	1,924,185
International Game Technology 3.25% exercise price $19.93, expiration date 5/1/14	651,000	703,487
Jefferies Group 3.875% exercise price $45.82, expiration date 10/31/29	1,599,000	1,649,968
L-3 Communications Holdings 3.00% exercise price $91.21, expiration date 8/1/35	958,000	973,568
Leap Wireless International 4.50% exercise price $93.21, expiration date 7/10/14	1,574,000	1,611,383
#Lexington Realty Trust 144A 6.00% exercise price $6.93, expiration date 1/11/30	680,000	1,187,025
Linear Technology 3.00% exercise price $42.07, expiration date 4/30/27	1,646,000	1,763,278
Live Nation Entertainment 2.875% exercise price $27.14, expiration date 7/14/27	1,658,000	1,670,435
MGM Resorts International 4.25% exercise price $18.58, expiration date 4/10/15	1,962,000	2,134,901
Mirant (Escrow) 2.50% exercise price $67.95, expiration date 6/15/21	110,000	0
#Molina Healthcare 144A 1.125% exercise price $40.77, expiration date 1/13/20	234,000	235,170
Mylan 3.75% exercise price $13.32, expiration date 9/15/15	475,000	1,054,797
Nuance Communications 2.75% exercise price $32.30, expiration date 11/1/31	2,257,000	2,343,047
NuVasive 2.75% exercise price $42.13, expiration date 6/30/17	3,204,000	3,131,909
#Opko Health 144A 3.00% exercise price $7.07, expiration date 1/28/33	373,000	414,030
#Owens-Brockway Glass Container 144A 3.00% exercise price $47.47, expiration date 5/28/15	1,675,000	1,692,797
*Peabody Energy 4.75% exercise price $57.95, expiration date 12/15/41	902,000	739,640
PHH 4.00% exercise price $25.80, expiration date 8/27/14	2,344,000	2,588,654
Rovi 2.625% exercise price $47.36, expiration date 2/10/40	768,000	784,800
SanDisk 1.50% exercise price $52.37, expiration date 8/11/17	1,700,000	2,199,375
SBA Communications 4.00% exercise price $30.38, expiration date 9/29/14	444,000	1,060,883
Steel Dynamics 5.125% exercise price $17.25, expiration date 6/15/14	500,000	563,750
#Tibco Software 144A 2.25% exercise price $50.57, expiration date 4/30/32	2,751,000	2,677,066
#Titan Machinery 144A 3.75% exercise price $43.17, expiration date 4/30/19	811,000	819,617
•Vector Group 2.50% exercise price $18.50, expiration date 1/14/19	437,000	510,610
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37	1,230,000	1,828,856
#WellPoint 144A 2.75% exercise price $75.57, expiration date 10/15/42	1,080,000	1,185,300
Total Convertible Bonds (cost $60,290,228)		64,217,212

Corporate Bonds – 48.82%
Automotive– 0.42%
American Axle & Manufacturing 6.25% 3/15/21	1,085,000	1,117,550
ArvinMeritor 8.125% 9/15/15	940,000	998,750

Chrysler Group 8.25% 6/15/21		1,050,000	1,177,313
Ford Motor 7.45% 7/16/31		3,045,000	3,866,284
Tomkins 9.00% 10/1/18		410,000	458,688
#TRW Automotive 144A 4.50% 3/1/21		1,000,000	1,020,000
			8,638,585
Banking – 6.03%
Abbey National Treasury Services 4.00% 4/27/16		2,245,000	2,388,994
AgriBank 9.125% 7/15/19		2,750,000	3,711,595
#Banco BTG Pactual 144A 4.00% 1/16/20		2,150,000	2,080,125
Banco do Brasil 3.875% 10/10/22		1,205,000	1,168,850
#Banco Santander 144A 4.125% 11/9/22		3,170,000	3,193,775
Bancolombia 5.125% 9/11/22		1,898,000	1,916,980
#Bank Nederlandse Gemeenten 144A 2.50% 1/23/23		4,926,000	4,925,911
Bank of America
2.00% 1/11/18		6,515,000	6,491,357
3.30% 1/11/23		1,425,000	1,408,045
3.875% 3/22/17		1,785,000	1,922,006
*Barclays Bank 7.625% 11/21/22		2,135,000	2,110,981
BB&T 5.25% 11/1/19		10,782,000	12,442,049
BBVA US Senior 4.664% 10/9/15		1,560,000	1,600,683
•Bear Stearns 3.41% 4/24/14	AUD	3,300,000	3,424,944
#Caixa Economica Federal 144A 2.375% 11/6/17	USD	2,710,000	2,639,540
City National 5.25% 9/15/20		2,635,000	2,970,209
•Fifth Third Capital Trust IV 6.50% 4/15/37		3,570,000	3,592,313
Goldman Sachs Group 3.375% 2/1/18	CAD	1,332,000	1,332,518
#•HBOS Capital Funding 144A 6.071% 6/29/49	USD	1,240,000	1,114,450
#HSBC Bank 144A 4.75% 1/19/21		3,270,000	3,744,654
HSBC Holdings 4.00% 3/30/22		1,470,000	1,584,616
JPMorgan Chase
2.92% 9/19/17	CAD	2,080,000	2,081,372
6.00% 10/1/17	USD	3,230,000	3,808,593
#144A 6.00% 6/19/13	BRL	396,300	5,130,077
KeyBank 6.95% 2/1/28	USD	4,255,000	5,303,062
Morgan Stanley
3.75% 2/25/23		1,480,000	1,499,040
7.375% 2/22/18	AUD	1,241,000	1,406,572
7.60% 8/8/17	NZD	1,818,000	1,626,244
•National City Bank 0.651% 6/7/17	USD	1,905,000	1,885,156
PNC Bank 6.875% 4/1/18		5,710,000	7,094,401
#•PNC Preferred Funding Trust II 144A 1.503% 3/31/49		2,500,000	2,200,000
#Sberbank 144A 6.125% 2/7/22		2,125,000	2,380,000
#Standard Chartered 144A 3.95% 1/11/23		3,635,000	3,627,523
•SunTrust Bank 0.578% 8/24/15		1,965,000	1,935,904
SVB Financial Group 5.375% 9/15/20		865,000	982,128
#Turkiye Halk Bankasi 144A 3.875% 2/5/20		1,570,000	1,550,375
U.S. Bank 4.95% 10/30/14		1,755,000	1,870,442
•USB Capital IX 3.50% 10/29/49		7,105,000	6,608,361
#•USB Realty 144A 1.451% 12/22/49		300,000	261,375
•Wachovia 0.674% 10/15/16		1,755,000	1,736,423
Wells Fargo 3.45% 2/13/23		3,920,000	3,954,547
Zions Bancorp
4.50% 3/27/17		1,895,000	2,025,952
7.75% 9/23/14		550,000	598,165
			125,330,307
Basic Industry – 3.98%
Airgas
1.65% 2/15/18		1,935,000	1,940,323
2.375% 2/15/20		1,260,000	1,259,268
AK Steel 7.625% 5/15/20		695,000	611,600
ArcelorMittal 10.35% 6/1/19		2,685,000	3,394,648
#Axiall 144A 4.875% 5/15/23		450,000	459,563
Barrick Gold 3.85% 4/1/22		1,815,000	1,858,859

Barrick North America Finance 4.40% 5/30/21	1,145,000	1,224,755
Cabot
2.55% 1/15/18	2,535,000	2,608,791
3.70% 7/15/22	1,400,000	1,423,755
#Cemex Espana Luxembourg 144A 9.25% 5/12/20	1,574,000	1,755,010
Century Aluminum 8.00% 5/15/14	1,229,000	1,236,681
CF Industries
6.875% 5/1/18	4,030,000	4,833,848
7.125% 5/1/20	1,165,000	1,445,515
Compass Minerals International 8.00% 6/1/19	904,000	985,360
Dow Chemical 8.55% 5/15/19	9,021,000	12,140,975
DuPont (E.I.) deNemours 2.80% 2/15/23	1,570,000	1,597,968
#FMG Resources August 2006 144A
*6.875% 4/1/22	380,000	399,475
7.00% 11/1/15	875,000	920,938
#Freeport-McMoRan Copper & Gold 144A 3.875% 3/15/23	5,505,000	5,532,018
Georgia-Pacific 8.00% 1/15/24	5,225,000	7,244,780
HD Supply
#*144A 7.50% 7/15/20	578,000	609,790
11.00% 4/15/20	600,000	730,500
Headwaters 7.625% 4/1/19	1,585,000	1,703,875
International Paper
6.00% 11/15/41	795,000	928,339
9.375% 5/15/19	505,000	694,891
LyondellBasell Industries
5.75% 4/15/24	1,810,000	2,131,275
6.00% 11/15/21	1,000,000	1,190,000
#MacDermid 144A 9.50% 4/15/17	1,111,000	1,154,051
#Mexichem SAB 144A 4.875% 9/19/22	1,975,000	2,098,438
Mohawk Industries 6.375% 1/15/16	621,000	695,520
#Murray Energy 144A 10.25% 10/15/15	1,070,000	1,079,363
Norcraft Finance 10.50% 12/15/15	715,000	749,856
Nortek 8.50% 4/15/21	1,380,000	1,538,700
Novelis 8.75% 12/15/20	1,475,000	1,670,438
#Phosagro 144A 4.204% 2/13/18	3,426,000	3,421,718
#PolyOne 144A 5.25% 3/15/23	760,000	769,500
Rockwood Specialties Group 4.625% 10/15/20	680,000	699,550
#Ryerson 144A
9.00% 10/15/17	795,000	871,519
11.25% 10/15/18	330,000	344,025
#Samarco Mineracao 144A 4.125% 11/1/22	2,522,000	2,460,211
Southern Copper
3.50% 11/8/22	645,000	645,139
5.25% 11/8/42	2,760,000	2,627,167
#TPC Group 144A 8.75% 12/15/20	615,000	643,444
#US Coatings Acquisition 144A 7.375% 5/1/21	390,000	411,938
		82,743,377
Brokerage – 0.42%
Jefferies Group
5.125% 1/20/23	1,515,000	1,607,145
6.45% 6/8/27	878,000	974,580
6.50% 1/20/43	570,000	609,686
Lazard Group 6.85% 6/15/17	4,829,000	5,557,247
		8,748,658
Capital Goods – 1.06%
Anixter 10.00% 3/15/14	426,000	457,950
#Ardagh Packaging Finance 144A 7.00% 11/15/20	965,000	993,950
Berry Plastics 9.75% 1/15/21	1,155,000	1,355,681
Case New Holland 7.75% 9/1/13	1,000,000	1,026,500
#Cemex Finance 144A 9.375% 10/12/22	680,000	793,900

#Cemex SAB 144A
*•5.283% 9/30/15		858,000	893,393
5.875% 3/25/19		471,000	476,888
9.50% 6/15/18		890,000	1,039,075
#Consolidated Container 144A 10.125% 7/15/20		635,000	698,500
#Crown Americas 144A 4.50% 1/15/23		455,000	443,625
Kratos Defense & Security Solutions 10.00% 6/1/17		565,000	624,325
#Plastipak Holdings 144A 10.625% 8/15/19		873,000	1,003,950
Reynolds Group Issuer 9.00% 4/15/19		3,065,000	3,256,562
Rock Tenn 4.00% 3/1/23		430,000	435,720
#Sealed Air 144A 6.50% 12/1/20		920,000	1,012,000
#Silver II Borrower 144A 7.75% 12/15/20		300,000	321,000
#URS 144A
4.10% 4/1/17		1,205,000	1,253,427
5.25% 4/1/22		1,340,000	1,409,421
#Votorantim Cimentos 144A 7.25% 4/5/41		4,135,000	4,517,487
			22,013,354
Communications – 6.72%
AMC Networks 4.75% 12/15/22		1,025,000	1,025,000
America Movil SAB
3.125% 7/16/22		1,330,000	1,307,590
5.00% 3/30/20		2,720,000	3,072,765
American Tower 5.90% 11/1/21		2,790,000	3,274,709
#American Tower Trust I 144A
1.551% 3/15/18		955,000	962,256
3.07% 3/15/23		2,385,000	2,415,846
AT&T 2.625% 12/1/22		2,690,000	2,602,809
Bell Canada 3.35% 3/22/23	CAD	3,533,000	3,502,672
#CC Holdings GS V 144A 3.849% 4/15/23	USD	1,690,000	1,706,136
CCO Holdings
5.25% 9/30/22		1,125,000	1,110,938
7.375% 6/1/20		220,000	245,025
CenturyLink 5.80% 3/15/22		3,230,000	3,276,043
Clear Channel Communications 9.00% 3/1/21		635,000	596,106
Clear Channel Worldwide Holdings 7.625% 3/15/20		1,260,000	1,320,225
#Clearwire Communications 144A 12.00% 12/1/15		974,000	1,052,528
#Columbus International 144A 11.50% 11/20/14		1,925,000	2,165,625
#Cox Communications 144A 3.25% 12/15/22		3,405,000	3,466,272
#Crown Castle Towers 144A 4.883% 8/15/20		9,485,000	10,934,611
CSC Holdings 6.75% 11/15/21		455,000	512,444
#Deutsche Telekom International Finance 144A 2.25% 3/6/17		1,420,000	1,456,062
#Digicel 144A 6.00% 4/15/21		1,345,000	1,341,638
#Digicel Group 144A
8.25% 9/1/17		185,000	197,488
8.25% 9/30/20		1,040,000	1,107,600
10.50% 4/15/18		1,035,000	1,161,788
DirecTV Holdings 5.15% 3/15/42		1,825,000	1,770,210
Discovery Communications 3.25% 4/1/23		2,790,000	2,836,746
DISH DBS
5.875% 7/15/22		600,000	632,250
7.875% 9/1/19		1,140,000	1,356,600
Entravision Communications 8.75% 8/1/17		535,000	581,813
Equinix
4.875% 4/1/20		567,000	574,088
5.375% 4/1/23		383,000	389,703
Hughes Satellite Systems 7.625% 6/15/21		485,000	557,144
Intelsat Bermuda
11.25% 2/4/17		1,545,000	1,647,356
Intelsat Jackson Holdings 7.25% 10/15/20		835,000	920,588
#Intelsat Luxembourg 144A
7.75% 6/1/21		1,045,000	1,065,900
8.125% 6/1/23		275,000	280,500
11.50% 2/4/17		610,000	648,125

Interpublic Group
3.75% 2/15/23	1,885,000	1,832,446
4.00% 3/15/22	3,160,000	3,187,435
Lamar Media 5.00% 5/1/23	1,085,000	1,090,425
Level 3 Communications 11.875% 2/1/19	610,000	718,275
Level 3 Financing 10.00% 2/1/18	930,000	1,032,300
#MDC Partners 144A 6.75% 4/1/20	630,000	639,450
MetroPCS Wireless
#*144A 6.25% 4/1/21	100,000	102,125
6.625% 11/15/20	655,000	686,931
#Myriad International Holding 144A 6.375% 7/28/17	2,395,000	2,709,464
#Nara Cable Funding 144A 8.875% 12/1/18	1,770,000	1,862,925
#NBCUniversal Enterprise 144A
1.662% 4/15/18	1,290,000	1,293,843
1.974% 4/15/19	970,000	974,062
Nielsen Finance 11.625% 2/1/14	368,000	398,360
#Oi 144A 5.75% 2/10/22	3,731,000	3,908,222
#Qtel International Finance 144A
3.25% 2/21/23	1,175,000	1,155,906
4.50% 1/31/43	750,000	723,750
Qwest 6.75% 12/1/21	1,725,000	1,989,484
#SES 144A 3.60% 4/4/23	2,365,000	2,387,373
#Sinclair Television Group 144A
5.375% 4/1/21	790,000	788,025
6.125% 10/1/22	465,000	489,413
#Sirius XM Radio 144A 8.75% 4/1/15	1,083,000	1,210,253
Sprint Capital 8.75% 3/15/32	685,000	820,288
Sprint Nextel
6.00% 12/1/16	565,000	614,438
8.375% 8/15/17	600,000	701,250
9.125% 3/1/17	1,165,000	1,383,438
#TBG Global PTE 144A 4.625% 4/3/18	1,230,000	1,239,225
#Telefonica Chile 144A 3.875% 10/12/22	3,300,000	3,256,107
Telefonica Emisiones
5.462% 2/16/21	950,000	1,024,773
6.421% 6/20/16	2,495,000	2,773,365
Telesat Canada
#144A 6.00% 5/15/17	760,000	798,000
12.50% 11/1/17	391,000	419,348
Time Warner Cable
5.85% 5/1/17	580,000	674,182
8.25% 4/1/19	3,485,000	4,542,111
#Univision Communications 144A
6.75% 9/15/22	370,000	401,450
6.875% 5/15/19	1,130,000	1,214,750
#UPC Holding 144A 9.875% 4/15/18	590,000	661,538
#UPCB Finance III 144A 6.625% 7/1/20	1,870,000	2,019,600
Viacom 3.25% 3/15/23	2,300,000	2,314,784
#VimpelCom 144A 7.748% 2/2/21	2,718,000	3,050,955
Virgin Media Finance 8.375% 10/15/19	568,000	637,580
Virgin Media Secured Finance 6.50% 1/15/18	7,925,000	8,479,749
#Vivendi 144A
3.45% 1/12/18	1,700,000	1,761,945
6.625% 4/4/18	4,275,000	5,004,605
Vodafone Group 2.95% 2/19/23	2,530,000	2,526,936
#Wind Acquisition Finance 144A 11.75% 7/15/17	680,000	724,200
Windstream 7.50% 4/1/23	305,000	324,825
		139,625,108
Consumer Cyclical – 3.01%
#ADT 144A 4.125% 6/15/23	1,605,000	1,668,855
Amazon.com 2.50% 11/29/22	3,245,000	3,164,690
CKE Restaurants 11.375% 7/15/18	958,000	1,116,070
#Daimler Finance North America 144A 2.25% 7/31/19	2,595,000	2,610,235

Darden Restaurants 3.35% 11/1/22		1,885,000	1,796,348
Dave & Buster's 11.00% 6/1/18		350,000	397,688
Delphi 6.125% 5/15/21		1,865,000	2,060,825
Dollar General 4.125% 7/15/17		515,000	555,556
Ebay 4.00% 7/15/42		2,605,000	2,400,018
Ford Motor Credit
3.984% 6/15/16		1,625,000	1,722,911
5.00% 5/15/18		1,990,000	2,196,781
5.875% 8/2/21		1,085,000	1,243,247
12.00% 5/15/15		1,445,000	1,756,611
Hanesbrands 6.375% 12/15/20		1,070,000	1,170,313
Historic TW 6.875% 6/15/18		5,675,000	7,088,768
Host Hotels & Resorts
3.75% 10/15/23		1,030,000	1,036,602
4.75% 3/1/23		2,060,000	2,224,800
5.25% 3/15/22		1,220,000	1,360,300
5.875% 6/15/19		905,000	998,894
#Hyundai Capital America 144A 2.125% 10/2/17		2,000,000	2,018,446
Ingles Markets 8.875% 5/15/17		851,000	893,550
Levi Strauss
6.875% 5/1/22		580,000	638,000
#144A 6.875% 5/1/22		310,000	341,000
7.625% 5/15/20		320,000	353,600
Macy's 5.90% 12/1/16		1,085,000	1,261,633
Quiksilver 6.875% 4/15/15		1,420,000	1,420,000
#QVC 144A 4.375% 3/15/23		2,750,000	2,785,646
Rite Aid 9.25% 3/15/20		895,000	1,014,706
Sally Holdings 5.75% 6/1/22		905,000	949,119
#Sealy Mattress 144A 10.875% 4/15/16		237,000	250,926
*#Tenedora Nemak 144A 5.50% 2/28/23		1,765,000	1,791,475
Walgreen 3.10% 9/15/22		3,870,000	3,837,364
#Wesfarmers 144A 1.874% 3/20/18		1,695,000	1,711,597
Western Union
2.875% 12/10/17		900,000	914,419
3.65% 8/22/18		1,510,000	1,559,964
Wyndham Worldwide
2.50% 3/1/18		1,305,000	1,313,875
4.25% 3/1/22		1,045,000	1,096,436
5.625% 3/1/21		1,610,000	1,810,955
			62,532,223
Consumer Non-Cyclical – 4.09%
Amgen 3.875% 11/15/21		1,150,000	1,257,445
#Anadolu Efes Biracilik Ve Malt Sanayii 144A 3.375% 11/1/22		2,080,000	1,991,600
#BFF International 144A 7.25% 1/28/20		900,000	1,071,000
Boston Scientific 6.00% 1/15/20		1,555,000	1,820,169
#Brasil Foods 144A 5.875% 6/6/22		2,000,000	2,230,000
Cardinal Health
1.70% 3/15/18		1,080,000	1,077,947
3.20% 3/15/23		1,620,000	1,615,279
CareFusion 6.375% 8/1/19		8,080,000	9,780,540
#CareFusion 144A 3.30% 3/1/23		2,025,000	2,044,438
Celgene 3.95% 10/15/20		2,215,000	2,400,376
Conagra Foods 3.20% 1/25/23		1,885,000	1,882,738
Constellation Brands 6.00% 5/1/22		1,135,000	1,245,663
#Cosan Luxembourg 144A
5.00% 3/14/23		870,000	877,395
9.50% 3/14/18	BRL	2,860,000	1,466,630
Del Monte 7.625% 2/15/19	USD	1,635,000	1,704,488
#Dole Food 144A 8.00% 10/1/16		705,000	736,725
Energizer Holdings 4.70% 5/24/22		4,055,000	4,323,468
#*ESAL GmbH 144A 6.25% 2/5/23		1,960,000	1,979,600
GlaxoSmithKline Capital 2.80% 3/18/23		2,060,000	2,077,150

#Heineken 144A 3.40% 4/1/22	3,630,000	3,777,461
#Imperial Tobacco Finance 144A 3.50% 2/11/23	2,925,000	2,956,979
Jarden
6.125% 11/15/22	680,000	731,850
7.50% 1/15/20	365,000	399,219
#Korea Expressway 144A 1.875% 10/22/17	2,035,000	2,036,547
Laboratory Corporation of America 2.20% 8/23/17	2,075,000	2,100,199
NBTY 9.00% 10/1/18	1,635,000	1,835,288
Newell Rubbermaid 2.05% 12/1/17	1,270,000	1,278,447
#Pernod-Ricard 144A 5.75% 4/7/21	4,845,000	5,767,022
Quest Diagnostics 4.70% 4/1/21	2,680,000	2,935,056
#SABMiller Holdings 144A 3.75% 1/15/22	2,860,000	3,066,950
Scotts Miracle-Gro 6.625% 12/15/20	540,000	591,300
#Spectrum Brands Escrow 144A 6.375% 11/15/20	980,000	1,054,725
#Woolworths 144A 4.55% 4/12/21	930,000	1,047,381
Yale University 2.90% 10/15/14	2,640,000	2,737,854
Zimmer Holdings
3.375% 11/30/21	2,700,000	2,794,265
4.625% 11/30/19	3,610,000	4,118,144
#Zoetis 144A 3.25% 2/1/23	4,245,000	4,313,612
		85,124,950
Electric – 4.07%
#Abu Dhabi National Energy 144A 2.50% 1/12/18	820,000	826,560
Ameren Illinois 9.75% 11/15/18	5,810,000	8,011,577
American Electric Power 1.65% 12/15/17	335,000	336,510
#American Transmission Systems 144A 5.25% 1/15/22	4,370,000	5,074,986
#APT Pipelines 144A 3.875% 10/11/22	1,565,000	1,558,551
CenterPoint Energy 5.95% 2/1/17	2,590,000	3,011,872
CMS Energy
4.25% 9/30/15	5,345,000	5,764,444
6.25% 2/1/20	1,695,000	2,075,243
ComEd Financing III 6.35% 3/15/33	2,015,000	2,115,750
Duquense Light Holdings 5.50% 8/15/15	1,076,000	1,168,572
#•Electricite de France 144A 5.25% 12/29/49	2,830,000	2,816,775
Exelon Generation
4.00% 10/1/20	680,000	719,061
4.25% 6/15/22	2,920,000	3,078,165
•FPL Group Capital
6.35% 10/1/66	3,675,000	3,898,550
6.65% 6/15/67	195,000	209,329
Great Plains Energy 5.292% 6/15/22	3,250,000	3,695,244
Indiana Michigan Power 3.20% 3/15/23	1,455,000	1,471,850
•Integrys Energy Group 6.11% 12/1/66	3,120,000	3,309,911
Ipalco Enterprises 5.00% 5/1/18	1,370,000	1,486,450
Kansas City Power & Light 3.15% 3/15/23	970,000	985,438
LG&E & KU Energy
3.75% 11/15/20	2,635,000	2,802,968
4.375% 10/1/21	3,430,000	3,758,693
#Narragansett Electric 144A 4.17% 12/10/42	1,415,000	1,394,758
Pennsylvania Electric 5.20% 4/1/20	3,195,000	3,649,802
•PPL Capital Funding 6.70% 3/30/67	1,330,000	1,414,361
Public Service Company of Oklahoma 5.15% 12/1/19	3,595,000	4,204,953
Puget Energy 6.00% 9/1/21	1,065,000	1,212,426
•Puget Sound Energy 6.974% 6/1/67	4,314,000	4,617,007
#Saudi Electricity Global 144A
3.473% 4/8/23	1,360,000	1,367,983
5.06% 4/8/43	965,000	968,382
SCANA 4.125% 2/1/22	2,260,000	2,377,970
•Wisconsin Energy 6.25% 5/15/67	4,880,000	5,302,066
		84,686,207

Energy – 5.11%
AmeriGas Partners
6.50% 5/20/21	349,000	373,430
6.75% 5/20/20	180,000	196,650
7.00% 5/20/22	400,000	437,000
Antero Resources Finance 9.375% 12/1/17	545,000	594,050
*Apache 2.625% 1/15/23	680,000	662,776
#Atlas Pipeline Partners 144A 5.875% 8/1/23	330,000	330,000
Chesapeake Energy
5.375% 6/15/21	135,000	135,844
5.75% 3/15/23	360,000	365,850
Comstock Resources 7.75% 4/1/19	440,000	466,400
Continental Resources 5.00% 9/15/22	805,000	859,338
Copano Energy 7.75% 6/1/18	820,000	862,025
Ecopetrol 7.625% 7/23/19	3,426,000	4,308,195
#ENI 144A 4.15% 10/1/20	3,855,000	4,054,242
Forest Oil 7.25% 6/15/19	907,000	911,535
#Gazprom 144A 3.85% 2/6/20	1,565,000	1,572,825
#Gazprom Neft 144A 4.375% 9/19/22	3,205,000	3,176,956
#Helix Energy Solutions Group 144A 9.50% 1/15/16	663,000	682,476
#Hercules Offshore 144A 10.50% 10/15/17	1,345,000	1,466,050
#Hilcorp Energy I 144A 7.625% 4/15/21	640,000	707,200
Holly 9.875% 6/15/17	435,000	464,906
#IPIC GMTN 144A 5.50% 3/1/22	1,888,000	2,199,520
Kodiak Oil & Gas 8.125% 12/1/19	465,000	527,775
Linn Energy
#144A 6.25% 11/1/19	250,000	256,875
6.50% 5/15/19	210,000	220,763
8.625% 4/15/20	615,000	681,113
Lukoil International Finance 6.125% 11/9/20	3,480,000	3,967,200
Murphy Oil
2.50% 12/1/17	1,025,000	1,030,379
3.70% 12/1/22	2,055,000	2,000,448
Newfield Exploration 5.625% 7/1/24	1,905,000	1,971,675
Pemex Project Funding Master Trust 6.625% 6/15/35	1,020,000	1,226,550
Petrobras International Finance
3.875% 1/27/16	2,235,000	2,350,071
5.375% 1/27/21	3,242,000	3,514,305
Petrohawk Energy 7.25% 8/15/18	3,185,000	3,567,840
Petroleos de Venezuela 9.00% 11/17/21	10,511,000	10,011,727
Petroleos Mexicanos
#144A 3.50% 1/30/23	2,390,000	2,390,000
5.50% 6/27/44	1,420,000	1,468,280
Pride International 6.875% 8/15/20	8,765,000	11,005,061
#PTT 144A 3.375% 10/25/22	2,080,000	2,072,722
Range Resources
5.75% 6/1/21	390,000	420,225
8.00% 5/15/19	1,167,000	1,283,700
#Ras Laffan Liquefied Natural Gas III 144A 5.832% 9/30/16	1,315,424	1,419,343
#Rosneft 144A
3.149% 3/6/17	585,000	589,388
4.199% 3/6/22	1,563,000	1,553,231
#Samson Investment 144A 9.75% 2/15/20	1,055,000	1,126,213
SandRidge Energy
7.50% 3/15/21	360,000	376,200
8.125% 10/15/22	610,000	654,225
#Sinopec Group Overseas Development 2012 144A 2.75% 5/17/17	2,190,000	2,288,848
Suburban Propane Partners 7.375% 8/1/21	464,000	513,880
Talisman Energy 5.50% 5/15/42	5,200,000	5,428,373
Total Capital Canada 2.75% 7/15/23	3,060,000	3,075,236
Transocean 3.80% 10/15/22	4,170,000	4,116,078
Weatherford International
4.50% 4/15/22	1,490,000	1,537,625
9.625% 3/1/19	2,550,000	3,334,375

#Woodside Finance 144A
8.125% 3/1/14		1,300,000	1,383,521
8.75% 3/1/19		3,000,000	4,008,666
			106,199,179
Finance Companies – 1.96%
#CDP Financial 144A
4.40% 11/25/19		4,590,000	5,262,885
5.60% 11/25/39		3,200,000	3,884,797
E TRADE Financial 6.375% 11/15/19		1,260,000	1,338,750
General Electric Capital
2.10% 12/11/19		795,000	809,454
#144A 3.80% 6/18/19		1,555,000	1,676,107
4.25% 1/17/18	NZD	2,415,000	2,006,104
5.55% 5/4/20	USD	1,850,000	2,209,790
6.00% 8/7/19		7,405,000	9,002,324
•6.25% 12/15/49		2,100,000	2,309,063
•7.125% 12/15/49		1,400,000	1,631,113
•#ILFC E-Capital Trust I 144A 4.68% 12/21/65		545,000	482,325
•#ILFC E-Capital Trust II 144A 6.25% 12/21/65		760,000	720,100
International Lease Finance
5.875% 4/1/19		815,000	884,401
6.25% 5/15/19		1,898,000	2,087,800
8.25% 12/15/20		795,000	975,863
8.75% 3/15/17		950,000	1,122,188
#Nuveen Investments 144A 9.50% 10/15/20		1,995,000	2,094,750
#Temasek Financial I 144A 2.375% 1/23/23		2,365,000	2,289,337
			40,787,151
Healthcare – 1.04%
Accellent 8.375% 2/1/17		635,000	677,863
Air Medical Group Holdings 9.25% 11/1/18		864,000	961,200
#Alere 144A 7.25% 7/1/18		240,000	256,200
#Biomet 144A
6.50% 8/1/20		720,000	766,800
6.50% 10/1/20		215,000	222,122
Bio-Rad Laboratories 8.00% 9/15/16		515,000	551,402
Community Health Systems 8.00% 11/15/19		460,000	511,750
#Fresenius Medical Care US Finance II 144A 5.875% 1/31/22		965,000	1,082,006
HCA 7.50% 2/15/22		1,245,000	1,434,863
HCA Holdings 7.75% 5/15/21		1,405,000	1,569,209
Kinetic Concepts 12.50% 11/1/19		1,095,000	1,089,525
Medtronic
2.75% 4/1/23		3,520,000	3,515,702
4.00% 4/1/43		485,000	473,798
#MultiPlan 144A 9.875% 9/1/18		1,390,000	1,551,588
#Mylan 144A
3.125% 1/15/23		710,000	700,583
6.00% 11/15/18		630,000	692,066
*Radnet Management 10.375% 4/1/18		570,000	597,075
State Jude Medical 3.25% 4/15/23		4,485,000	4,513,533
Tenet Healthcare 8.00% 8/1/20		380,000	420,375
			21,587,660
Insurance – 2.23%
American International Group
6.40% 12/15/20		1,015,000	1,259,000
8.25% 8/15/18		2,815,000	3,655,122
•Chubb 6.375% 3/29/67		3,000,000	3,311,250
#Highmark 144A
4.75% 5/15/21		1,235,000	1,234,609
6.125% 5/15/41		515,000	491,118
*•ING Groep 5.775% 12/29/49		1,495,000	1,427,725
#ING US 144A
2.90% 2/15/18		1,505,000	1,528,243
5.50% 7/15/22		1,995,000	2,211,316

#Liberty Mutual Group 144A
4.95% 5/1/22	2,210,000	2,427,734
6.50% 5/1/42	2,450,000	2,801,389
•7.00% 3/15/37	790,000	817,650
MetLife
6.40% 12/15/36	75,000	82,406
6.817% 8/15/18	2,630,000	3,282,182
#MetLife Capital Trust X 144A 9.25% 4/8/38	3,120,000	4,367,999
#Metropolitan Life Global Funding I 144A
3.00% 1/10/23	2,130,000	2,138,205
3.875% 4/11/22	605,000	654,827
Prudential Financial
3.875% 1/14/15	1,020,000	1,073,638
4.50% 11/15/20	785,000	883,743
4.50% 11/16/21	585,000	651,949
•5.625% 6/15/43	1,745,000	1,814,800
6.00% 12/1/17	1,880,000	2,245,397
t#=‡Twin Reefs Pass Through Trust 144A 0.00% 12/29/49	600,000	0
WellPoint 3.30% 1/15/23	4,215,000	4,280,129
•XL Group 6.50% 12/29/49	1,210,000	1,188,825
#ZFS Finance USA Trust II 144A 6.45% 12/15/65	2,275,000	2,462,688
		46,291,944
Natural Gas – 2.90%
#CNOOC Finance 2012 144A 3.875% 5/2/22	3,290,000	3,473,306
El Paso Pipeline Partners Operating 6.50% 4/1/20	2,820,000	3,431,074
•Enbridge Energy Partners 8.05% 10/1/37	4,085,000	4,702,248
Energy Transfer Partners 9.70% 3/15/19	2,159,000	2,913,773
Enterprise Products Operating
•7.034% 1/15/68	4,750,000	5,515,690
9.75% 1/31/14	2,840,000	3,051,975
#GDF Suez 144A 2.875% 10/10/22	2,205,000	2,199,688
Kinder Morgan Energy Partners
3.50% 9/1/23	1,665,000	1,691,535
9.00% 2/1/19	3,840,000	5,143,576
NiSource Finance
5.25% 2/15/43	835,000	878,185
5.80% 2/1/42	2,255,000	2,535,815
#Pertamina Persero 144A
4.875% 5/3/22	1,885,000	1,965,113
6.00% 5/3/42	2,210,000	2,259,725
Plains All American Pipeline 8.75% 5/1/19	3,435,000	4,659,286
Spectra Energy Capital 3.30% 3/15/23	1,400,000	1,407,627
Statoil 2.45% 1/17/23	1,615,000	1,592,177
Sunoco Logistics Partners Operations 3.45% 1/15/23	3,250,000	3,222,138
•TransCanada Pipelines 6.35% 5/15/67	5,835,000	6,229,988
Williams Partners 7.25% 2/1/17	2,765,000	3,328,994
		60,201,913
Real Estate – 1.80%
Alexandria Real Estate Equities 4.60% 4/1/22	2,980,000	3,217,283
BRE Properties 3.375% 1/15/23	2,220,000	2,209,115
DDR
4.625% 7/15/22	800,000	866,986
4.75% 4/15/18	2,200,000	2,434,925
7.50% 4/1/17	1,060,000	1,261,176
7.875% 9/1/20	2,175,000	2,769,488
9.625% 3/15/16	865,000	1,054,993
Digital Realty Trust
5.25% 3/15/21	2,985,000	3,315,419
5.875% 2/1/20	2,105,000	2,401,510
Duke Realty 3.625% 4/15/23	1,700,000	1,705,755
#Geo Group 144A 5.125% 4/1/23	200,000	202,500

Mack-Cali Realty 4.50% 4/18/22	1,920,000	2,049,439
National Retail Properties 3.80% 10/15/22	445,000	456,077
#Qatari Diar Finance 144A 5.00% 7/21/20	1,601,000	1,833,145
Regency Centers
4.80% 4/15/21	1,960,000	2,182,932
5.875% 6/15/17	575,000	661,056
UDR 4.625% 1/10/22	2,620,000	2,883,320
Ventas Realty 2.70% 4/1/20	1,575,000	1,582,656
#WEA Finance 144A 4.625% 5/10/21	2,235,000	2,497,195
Weingarten Realty Investors 3.50% 4/15/23	1,865,000	1,859,625
		37,444,595
Services – 1.12%
#Algeco Scotsman Global Finance 144A
8.50% 10/15/18	685,000	738,088
10.75% 10/15/19	1,515,000	1,575,599
Ameristar Casinos 7.50% 4/15/21	1,175,000	1,293,969
#ARAMARK 144A 5.75% 3/15/20	325,000	333,938
#Avis Budget Car Rental 144A 5.50% 4/1/23	1,025,000	1,027,563
#DigitalGlobe 144A 5.25% 2/1/21	325,000	324,188
FTI Consulting 6.75% 10/1/20	670,000	728,625
Geo Group 6.625% 2/15/21	645,000	711,919
#H&E Equipment Services 144A 7.00% 9/1/22	1,110,000	1,226,550
Iron Mountain 7.75% 10/1/19	290,000	323,713
M/I Homes 8.625% 11/15/18	1,010,000	1,126,150
MGM Resorts International
*7.75% 3/15/22	315,000	351,225
11.375% 3/1/18	2,440,000	3,117,099
PHH
7.375% 9/1/19	690,000	783,150
9.25% 3/1/16	1,630,000	1,911,174
Pinnacle Entertainment 8.75% 5/15/20	565,000	623,619
Royal Caribbean Cruises 7.00% 6/15/13	1,130,000	1,142,713
United Rentals North America 10.25% 11/15/19	975,000	1,138,313
Ryland Group 8.40% 5/15/17	1,088,000	1,298,800
Standard Pacific 10.75% 9/15/16	1,090,000	1,357,050
West 7.875% 1/15/19	1,405,000	1,503,349
Wynn Las Vegas 7.75% 8/15/20	675,000	760,219
		23,397,013
Technology – 1.78%
Amkor Technology 7.375% 5/1/18	550,000	578,875
#Avaya 144A
7.00% 4/1/19	650,000	638,625
*10.50% 3/1/21	1,185,000	1,134,638
Baidu 3.50% 11/28/22	3,345,000	3,400,229
CDW 12.535% 10/12/17	557,000	600,864
First Data
*9.875% 9/24/15	1,255,000	1,298,925
11.25% 3/31/16	720,000	727,200
#144A 11.25% 1/15/21	745,000	778,525
GXS Worldwide 9.75% 6/15/15	2,105,000	2,191,831
Infor US 9.375% 4/1/19	245,000	278,994
Intel 2.70% 12/15/22	2,275,000	2,258,797
Jabil Circuit 7.75% 7/15/16	330,000	381,563
Maxim Integrated Products 3.375% 3/15/23	1,385,000	1,397,717
Microsoft 2.125% 11/15/22	2,100,000	2,057,026
National Semiconductor 6.60% 6/15/17	4,745,000	5,763,049
NetApp
2.00% 12/15/17	1,330,000	1,338,926
3.25% 12/15/22	1,640,000	1,617,893
Oracle 5.75% 4/15/18	205,000	247,638
#Samsung Electronics 144A 1.75% 4/10/17	3,005,000	3,050,925
Symantec 4.20% 9/15/20	2,290,000	2,449,471

#Tencent Holdings 144A 3.375% 3/5/18	2,880,000	3,009,303
Xerox 6.35% 5/15/18	1,555,000	1,824,489
		37,025,503
Transportation – 0.83%
#Brambles USA 144A
3.95% 4/1/15	6,910,000	7,217,640
5.35% 4/1/20	910,000	1,023,614
Burlington Northern Santa Fe 4.45% 3/15/43	835,000	848,069
#ERAC USA Finance 144A 5.25% 10/1/20	6,355,000	7,389,797
#Penske Truck Leasing 144A 4.875% 7/11/22	780,000	824,095
		17,303,215
Utilities – 0.25%
AES
7.375% 7/1/21	294,000	342,510
8.00% 6/1/20	616,000	733,040
#Calpine 144A 7.875% 7/31/20	882,000	970,200
Elwood Energy 8.159% 7/5/26	646,804	675,911
GenOn Energy 9.875% 10/15/20	850,000	977,499
Mirant Americas Generation 8.50% 10/1/21	486,000	572,265
NRG Energy 7.875% 5/15/21	805,000	899,588
		5,171,013
Total Corporate Bonds (cost $951,545,639)		1,014,851,955

Municipal Bond – 0.00%
Oregon State of Taxable Pension 5.892% 6/1/27	5,000	6,382
Total Municipal Bond (cost $5,000)		6,382

Non-Agency Asset-Backed Securities – 1.23%
•Ally Master Owner Trust Series 2011-1 A1 1.073% 1/15/16	2,200,000	2,211,796
#Avis Budget Rental Car Funding AESOP Series 2011-2A A 144A 2.37% 11/20/14	1,550,000	1,583,046
Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20	2,485,000	2,984,228
CenterPoint Energy Transition Bond Series 2012-1 A2 2.161% 10/15/21	1,355,000	1,403,628
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-3 1A6 4.707% 6/25/32	80,765	81,040
Citibank Credit Card Issuance Trust Series 2007-A3 A3 6.15% 6/15/39	772,000	990,610
Citicorp Residential Mortgage Securities
Series 2006-3 A4 5.703% 11/25/36	1,370,177	1,366,974
Series 2006-3 A5 5.948% 11/25/36	1,800,000	1,739,576
Discover Card Master Trust Series 2012-A1 A1 0.81% 8/15/17	2,180,000	2,193,239
#Enterprise Fleet Financing Series 2012-1 A2 144A 1.14% 11/20/17	832,319	835,761
General Electric Capital Credit Card Master Note Trust
Series 2012-2A 2.22% 1/15/22	1,060,000	1,097,433
Series 2012-6 A 1.36% 8/17/20	1,795,000	1,810,144
#Golden Credit Card Trust 144A
Series 2012-2A A1 1.77% 1/15/19	945,000	970,447
Series 2012-5A A 0.79% 9/15/17	985,000	986,839
#Great America Leasing Receivables Series 2013-1 B 144A 1.44% 5/15/18	205,000	205,554
#•MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	56,775	57,501
Mid-State Trust XI Series 11 A1 4.864% 7/15/38	12,794	13,679
•Residential Asset Securities Series 2006-KS3 AI3 0.374% 4/25/36	17,211	16,719
#TAL Advantage V Series 2013-1A A 144A 2.83% 2/22/38	1,199,917	1,203,754
#•Trafigura Securitisation Finance Series 2012-1A A 144A 2.603% 10/15/15	1,510,000	1,540,672
#Trinity Rail Leasing Series 2012-1A A1 144A 2.266% 1/15/43	1,093,990	1,142,365
World Financial Network Credit Card Master Trust Series 2012-B A 1.76% 5/17/21	1,005,000	1,022,569
Total Non-Agency Asset-Backed Securities (cost $24,420,872)		25,457,574

Non-Agency Collateralized Mortgage Obligations – 0.33%
•American Home Mortgage Investment Trust Series 2005-2 5A1 5.064% 9/25/35	232,052	235,009
Bank of America Alternative Loan Trust
Series 2005-1 2A1 5.50% 2/25/20	238,459	242,591
Series 2005-3 2A1 5.50% 4/25/20	33,662	35,259
Series 2005-6 7A1 5.50% 7/25/20	212,555	221,134
•Chaseflex Trust Series 2006-1 A4 5.564% 6/25/36	1,490,000	1,319,043
•Citicorp Mortgage Securities Series 2006-3 1A9 5.75% 6/25/36	206,421	209,252

•Citigroup Mortgage Loan Trust Series 2004-UST1 A6 4.804% 8/25/34		142,091	143,268
t•Countrywide Home Loan Mortgage Pass Through Trust Series 2003-21 A1 3.105% 5/25/33		220	220
•GSR Mortgage Loan Trust Series 2006-AR1 3A1 3.149% 1/25/36		284,458	258,231
•JPMorgan Mortgage Trust
Series 2005-A2 5A1 4.243% 4/25/35		1,703	1,711
Series 2006-A2 3A3 5.454% 4/25/36		413,078	370,903
•MASTR ARM Trust
Series 2003-6 1A2 2.825% 12/25/33		13,632	13,580
Series 2005-6 7A1 5.304% 6/25/35		268,929	263,203
tWashington Mutual Alternative Mortgage Pass Through Certificates Series 2005-1 5A2 6.00% 3/25/35		123,948	45,696
•tWashington Mutual Mortgage Pass Through Certificates Series 2006-AR14 2A1 4.809% 11/25/36		1,519,188	1,336,422
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-2 3A1 5.75% 3/25/36		833,436	833,749
Series 2006-3 A11 5.50% 3/25/36		712,968	754,536
•Series 2006-AR5 2A1 2.639% 4/25/36		561,901	516,494
Total Non-Agency Collateralized Mortgage Obligations (cost $6,128,173)			6,800,301

ΔRegional Bonds – 1.60%
Australia – 1.20%
New South Wales Treasury
3.75% 11/20/20	AUD	1,871,000	2,518,673
6.00% 3/1/22	AUD	8,962,000	10,596,211
Queensland Treasury 4.25% 7/21/23	AUD	1,879,000	1,901,757
Victoria Treasury 6.00% 10/17/22	AUD	8,314,000	9,895,122
			24,911,763
Canada – 0.40%
Province of Manitoba Canada 2.10% 9/6/22		4,505,000	4,450,282
Province of Quebec Canada 2.625% 2/13/23		3,930,000	3,956,229
			8,406,511
Total Regional Bonds (cost $33,674,682)			33,318,274

«Senior Secured Loans – 6.84%
AI Chem & Cy Tranche B 1st Lien 4.50% 9/12/19		465,000	466,744
Air Medical Group Holdings Tranche B1 1st Lien 6.50% 5/26/18		533,663	547,004
Albertsons 1st Lien 6.25% 2/14/16		1,565,000	1,593,646
Alcatel-Lucent USA
Tranche B 1st Lien 6.25% 6/4/16		155,000	157,470
Tranche C 1st Lien 7.25% 12/4/18		763,088	776,362
Allied Security Holdings Tranche 2L 8.50% 1/21/18		665,000	669,156
ARAMARK Tranche D 4.00% 9/30/19		535,000	541,447
ATI Holdings Tranche B 5.75% 1/31/20		683,288	694,818
Avaya
Tranche B-3 6.25% 10/27/17		785,517	742,586
Tranche B5 8.00% 3/31/18		926,449	934,191
Avis Budget Car Rental Tranche B 1st Lien 3.75% 3/15/19		340,000	344,247
Bausch & Lomb
4.75% 6/27/15		199,500	201,495
Tranche B 4.75% 4/17/19		1,826,200	1,845,923
Biomet Tranche B 3.75% 7/25/17		746,250	754,818
BJ'S Wholesale Club 2nd Lien 9.75% 3/29/19		1,570,000	1,633,781
Blackboard Tranche B2 6.25% 10/4/18		1,854,766	1,880,269
BNY ConvergEx Group
7.50% 12/16/17		1,003,801	993,135
8.75% 11/29/17		421,199	416,724
Bombardier Recreational 1st Lien 5.00% 1/17/19		1,530,000	1,547,053
Bresnan Broadband Holdings 4.50% 12/14/17		1,565,000	1,576,542
Brickman Group Holdings Tranche B1 5.50% 10/14/16		1,117,136	1,139,478
Brock Holdings III
10.00% 2/15/18		214,000	216,943
Tranche B 6.00% 2/15/17		344,207	348,940
Burlington Coat Factory 5.75% 5/1/17		1,762,443	1,788,053
Caesars Entertainment Tranche B6 5.494% 1/28/18		2,362,346	2,194,620
Chrysler Group Tranche B 6.00% 5/24/17		4,496,449	4,590,793

Clear Channel Communication Tranche B 3.65% 1/29/16	2,632,470	2,339,608
Community Health Systems 3.50% 1/25/17	1,140,000	1,153,715
@Constellation BrandsTranche A 6.00% 6/29/20	980,000	980,000
Crown Castle Tranche B 4.00% 1/31/19	1,198,929	1,214,516
David's Bridal Tranche B 5.25% 9/25/19	458,850	465,372
DaVita
Tranche B 4.50% 10/20/16	1,465,013	1,473,851
Tranche B2 4.00% 8/1/19	1,127,175	1,140,296
Delos Aircraft 4.75% 3/17/16	1,055,000	1,062,913
Delta Air LinesTranche B 1st Lien 3.50% 4/15/17	2,136,237	2,165,611
Deltek
10.00% 8/28/17	75,000	76,336
1st Lien 5.00% 10/10/18	458,850	464,586
Dupont Performance Coatings Tranche B 4.75% 2/1/20	1,100,000	1,115,875
Dynegy Power Tranche 1st Lien 9.25% 8/5/16	819,633	856,004
Edward Cayman Island II 1st Lien 4.75% 3/5/20	192,000	192,720
Emdeon Tranche B 5.00% 11/2/18	1,328,221	1,347,730
Equipower Resources Holdings
Tranche B 5.50% 12/21/18	445,514	453,589
2nd Lien 10.00% 5/23/19	785,000	808,550
Essar Steel Algoma 8.75% 9/12/14	960,586	984,601
First Data 5.00% 3/24/17	3,144,831	3,172,102
Flying Fortress 1st Lien 5.00% 6/30/17	339,000	341,119
Generac Power Systems Tranche B 6.25% 5/30/18	792,847	813,659
Getty Images Tranche B 4.75% 9/19/19	1,581,038	1,606,870
Gray Television 4.75% 10/11/19	2,699,369	2,743,234
Harrah's Las Vegas Propco 3.00% 2/13/15	790,000	745,760
Harrahs Loan Operating Term Tranche Loan B 9.50% 10/31/16	2,428,310	2,482,947
HCA Tranche B3 3.25% 5/1/18	1,575,000	1,590,087
HD Supply Tranche B 4.50% 10/12/17	1,608,957	1,626,254
Hologic Tranche B 4.50% 4/29/19	1,482,550	1,504,942
Hostess Brands 1st Lien 6.75% 3/12/20	1,295,000	1,324,138
Houghton International
1st Lien 5.25% 11/20/19	413,963	420,775
2nd Lien 9.50% 11/20/20	570,000	580,688
Iasis Healthcare Tranche B 1st Lien 4.50% 5/3/18	1,800,006	1,827,570
Immucor Tranche B2 5.00% 8/19/18	2,523,684	2,546,950
Ineos US Finance 6.50% 5/4/18	904,064	919,603
Infor US Tranche B2 4.00% 4/5/18	888,299	904,770
Intelsat Jackson Holdings Tranche B1 4.50% 4/2/18	2,246,242	2,284,147
Landry's Tranche B 4.75% 4/24/18	1,783,328	1,799,676
Level 3 Financing Tranche B 1st Lien 4.75% 8/1/19	2,195,000	2,222,666
MGM Resorts International Tranche B 4.25% 12/13/19	1,187,025	1,208,434
Michael Stores Tranche B 1st Lien 3.75% 1/16/20	730,000	738,818
Mission Broadcasting Tranche B 1st Lien 3.50% 12/3/19	90,629	92,328
Multiplan Tranche B 4.00% 8/18/17	1,350,593	1,367,644
National Cinemedia 3.25% 11/26/19	306,000	308,932
NEP Broadcasting 2nd Lien 9.50% 7/3/20	1,752,857	1,818,589
Nexstar Broadcasting Group Tranche B 4.50% 7/19/19	214,371	218,391
Novelis Tranche B 3.50% 3/10/17	319,185	323,923
Nuveen Investments
8.25% 3/1/19	4,222,000	4,359,214
Tranche B 5.00% 5/15/17	2,334,518	2,379,750
NXP BV Tranche C 4.75% 12/4/20	304,238	311,590
OSI Restaurant Partners Tranche B 1st Lien 3.50% 10/5/19	1,233,375	1,252,385
Par Pharmaceutical Tranche B 1st Lien 4.25% 9/28/19	663,338	671,558
Peninsula Gaming Tranche B 5.75% 5/16/17	951,650	970,088
Pharmaceutical Product Development 4.25% 12/5/18	892,763	905,317
PQ Tranche B 4.50% 8/7/17	1,526,175	1,544,298
PVH Tranche B 3.25% 12/19/19	1,365,000	1,381,529
Remy International Tranche B 1st Lien 4.25% 3/5/20	438,934	440,580
Reynolds Group Holdings 1st Lien 4.75% 9/21/18	1,850,700	1,879,782

RGIS Services 5.50% 5/3/17		1,119,432	1,136,923
Rite Aid 2nd Lien 5.75% 8/3/20		1,680,000	1,744,399
Samson Investment 2nd Lien 6.00% 9/10/18		1,335,000	1,354,358
Sensus USA 2nd Lien 8.50% 4/13/18		1,810,000	1,828,100
Seven Seas Cruises S de RL 1st Lien 4.75% 12/21/18		1,071,438	1,087,510
Smart & Final 1st Lien 5.75% 11/8/19		1,225,928	1,243,550
Smart & Final 2nd Lien 10.50% 11/8/20		1,680,000	1,738,800
Sophia Tranche B 1st Lien 4.50% 1/29/18		439,904	447,121
SRAM 8.50% 11/12/18		400,000	408,000
Station Casino Tranche B 5.00% 2/13/20		905,000	916,313
Sungard Data Systems 1st Lien 4.50% 12/4/19		219,450	222,466
SUPERVALU 1st Lien 6.25% 1/10/19		1,740,000	1,772,780
Swift Transportation Tranche B2 1st Lien 4.00% 12/21/17		471,439	478,805
Taminco Global Chemical Tranche B 4.25% 2/15/19		790,415	799,801
Termpur-Pedic International Tranche B 5.00% 9/27/19		1,071,315	1,087,672
TI Group Auto Systems Tranche B 5.25% 3/14/19		625,000	618,750
Topaz Power Holdings 4.25% 2/4/20		1,286,775	1,312,511
Toys R US Delaware Tranche B 6.00% 9/1/16		1,363,936	1,338,703
Truven Health Tranche B 5.75% 5/23/19		2,015,372	2,050,641
United Airlines Tranche B 1st Lien 4.00% 3/12/19		725,000	733,836
Univision Communications
Tranche C1 1st Lien 4.75% 2/22/20		1,057,058	1,064,590
Tranche C2 4.75% 2/6/20		3,015,000	3,036,482
US TelePacific 5.75% 2/10/17		967,189	967,491
USI Insurance Services Tranche B 5.25% 12/14/19		1,945,125	1,965,387
Vantage Drilling Tranche B 6.25% 10/17/17		1,081,313	1,091,932
Visant 5.25% 12/22/16		950,004	923,681
Warner Chilcott
Tranche B1 4.25% 3/15/18		444,236	450,900
Tranche B2 4.25% 3/15/18		444,673	451,343
Tranche B3 4.25% 3/15/18		243,894	247,553
Wide Open West Finance
4.75% 3/27/19		3,015,000	3,047,034
1st Lien 6.25% 7/17/18		2,875,482	2,915,739
Yankee Cable Acquisition 5.25% 2/13/20		725,000	732,703
Yankee Candle 5.25% 3/2/19		352,009	356,079
Zayo GroupTranche B 1st Lien 4.50% 7/2/19		2,119,323	2,145,020
Total Senior Secured Loans (cost $140,013,223)			142,240,191

ΔSovereign Bonds – 7.92%
Australia – 0.12%
Australia Government Bond 4.00% 8/20/20	AUD	1,263,000	2,523,801
			2,523,801
Brazil – 0.32%
Brazil Government International Bonds 5.625% 1/7/41	USD	1,510,000	1,774,250
Brazil Notas do Tesouro Nacional Serie F 10.00% 1/1/17	BRL	9,551,000	4,835,632
			6,609,882
Colombia – 0.47%
Colombia Government International Bonds
*4.375% 3/21/23	COP	10,246,000,000	5,822,624
6.125% 1/18/41	USD	3,071,000	3,878,673
			9,701,297
Finland – 0.16%
Finland Government Bond 4.00% 7/4/25	EUR	2,089,000	3,301,422
			3,301,422
Indonesia – 1.11%
Indonesia Treasury Bonds
5.625% 5/15/23	IDR	51,904,000,000	5,326,769
7.00% 5/15/22	IDR	63,901,000,000	7,270,410
7.00% 5/15/27	IDR	36,321,000,000	4,012,586
11.00% 11/15/20	IDR	25,404,000,000	3,525,257
#Republic of Indonesia 144A 5.25% 1/17/42	USD	2,845,000	3,044,150
			23,179,172

Ireland – 0.17%
#VEB Finance 144A 6.025% 7/5/22		3,255,000	3,617,119
			3,617,119
Malaysia – 0.06%
Malaysia Government Bond 4.262% 9/15/16	MYR	4,022,000	1,348,769
			1,348,769
Mexico – 1.00%
Mexican Bonos
6.00% 6/18/15	MXN	12,469,800	1,048,995
6.50% 6/10/21	MXN	16,082,600	1,449,568
6.50% 6/9/22	MXN	17,093,000	1,547,586
7.50% 6/3/27	MXN	84,350,000	8,291,650
7.75% 5/29/31	MXN	40,127,000	4,029,170
8.00% 12/17/15	MXN	23,354,600	2,064,672
Mexico Government International Bond 4.75% 3/8/44	USD	2,180,000	2,267,200
			20,698,841
Nigeria – 0.06%
Nigeria Government Bond 15.10% 4/27/17	NGN	163,275,000	1,175,827
			1,175,827
Norway – 0.13%
#Kommunalbanken 144A 1.00% 3/15/18	USD	2,652,000	2,633,897
			2,633,897
Panama – 0.25%
Panama Government International Bonds
6.70% 1/26/36		728,000	973,700
7.125% 1/29/26		1,340,000	1,811,680
8.875% 9/30/27		1,551,000	2,405,601
			5,190,981
Paraguay – 0.06%
#Republic of Paraguay 144A 4.625% 1/25/23		1,250,000	1,261,250
			1,261,250
Peru – 0.32%
Peruvian Government International Bonds
5.625% 11/18/50		920,000	1,104,920
7.125% 3/30/19		4,354,000	5,610,129
			6,715,049
Philippines – 0.26%
Philippine Government International Bonds
5.00% 1/13/37		2,140,000	2,469,025
9.50% 10/21/24		1,906,000	2,987,655
			5,456,680
Poland – 0.76%
Poland Government Bonds
4.00% 10/25/23	PLN	11,974,000	3,701,506
5.75% 10/25/21	PLN	34,646,000	12,158,544
			15,860,050
Republic of Korea – 0.13%
Korea Treasury Inflation-Linked Bond 2.75% 6/10/20	KRW	2,486,096,324	2,618,631
			2,618,631
Russia – 0.10%
Russia Eurobond 7.50% 3/31/30	USD	1,691,050	2,098,170
			2,098,170
South Africa – 0.68%
South Africa Government Bond - CPI Linked 2.75% 1/31/22	ZAR	42,588,938	5,488,170
South Africa Government Bonds
7.25% 1/15/20	ZAR	19,952,000	2,270,419
8.00% 12/21/18	ZAR	25,777,000	3,047,389
13.50% 9/15/15	ZAR	26,072,000	3,350,669
			14,156,647
Sri Lanka – 0.15%
#Sri Lanka Government International Bond 144A 5.875% 7/25/22	USD	3,003,000	3,130,628
			3,130,628

Turkey – 0.56%
Turkey Government Bond
4.50% 2/11/15	TRY	2,666,602	1,593,508
9.00% 3/5/14	TRY	7,705,000	4,385,098
10.50% 1/15/20	TRY	8,411,000	5,605,319
			11,583,925
United Kingdom – 0.88%
United Kingdom Gilt
4.00% 3/7/22	GBP	5,733,777	10,453,727
4.50% 3/7/19	GBP	1,667,000	3,056,126
4.75% 3/7/20	GBP	2,574,100	4,848,430
			18,358,283
Uruguay – 0.17%
Uruguay Government International Bond 8.00% 11/18/22	USD	2,480,250	3,469,870
			3,469,870
Total Sovereign Bonds (cost $160,788,343)			164,690,191

Supranational Banks – 0.49%
Andina de Fomento 4.375% 6/15/22		1,900,000	2,072,079
International Bank for Reconstruction & Development
3.375% 4/30/15	NOK	22,000,000	3,887,620
3.625% 6/22/20	NOK	12,410,000	2,252,843
6.00% 2/15/17	AUD	1,770,000	1,993,892
Total Supranational Banks (cost $9,531,387)			10,206,434

U.S. Treasury Obligations – 2.41%
U.S. Treasury Bonds
∞2.75% 8/15/42	USD	34,827,000	32,318,376
2.75% 11/15/42		5,380,000	4,987,427
U.S. Treasury Notes
0.75% 2/28/18		12,275,000	12,274,043
2.00% 2/15/23		475,000	481,086
Total U.S. Treasury Obligations (cost $51,822,396)			50,060,932

		Number of
		Shares
Common Stock – 0.00%
=†Adelphia Recovery Trust Series Arahova		1	0
=†Calpine		385,000	0
=†Century Communications		2,500,000	0
†Delta Air Lines		67	1,106
NRG Energy		39	1,033
Total Common Stock (cost $78,017)			2,139

Convertible Preferred Stock – 0.78%
Apache 6.00% exercise price $109.12, expiration date 8/1/13		32,900	1,465,366
ArcelorMittal 6.00% exercise price $20.94, expiration date 12/21/15		23,675	503,094
Aspen Insurance Holdings 5.625% exercise price $29.28, expiration date 12/31/49		27,227	1,807,192
Bank of America 7.25% exercise price $50.00, expiration date 12/31/49		326	398,413
#Chesapeake Energy 144A 5.75% exercise price $27.90, expiration date 12/31/49		727	744,721
Cliffs Natural Resources 7.00% exercise price $35.53, expiration date 2/1/16		38,375	716,461
*Goodyear Tire & Rubber 5.875% exercise price $18.21, expiration date 3/31/14		30,800	1,360,975
HealthSouth 6.50% exercise price $30.50, expiration date 12/31/49		1,826	2,146,007
Huntington Bancshares 8.50% exercise price $11.95, expiration date 12/31/49		734	944,658
MetLife 5.00% exercise price $44.28, expiration date 9/4/13		35,900	1,773,460
PPL 9.50% exercise price $28.80, expiration date 7/1/13		32,100	1,769,352
SandRidge Energy 8.50% exercise price $8.01, expiration date 12/31/49		10,704	985,196
Wells Fargo 7.50% exercise price $156.71, expiration date 12/31/49		1,299	1,674,086
Total Convertible Stock (cost $16,619,140)			16,288,981

Preferred Stock – 0.68%
Alabama Power 5.625%		69,530	1,779,968
#Ally Financial 144A 7.00%		2,000	1,978,000
BB&T 5.85%		48,325	1,267,082

*JPMorgan Chase 5.50%		30,000	759,000
•PNC Financial Services Group
6.125%		50,000	1,383,500
8.25%		2,440,000	2,467,076
Public Storage 5.20%		48,200	1,205,964
•US Bancorp
6.00%		10,000	278,400
6.50%		35,600	1,063,016
*Wells Fargo 2.50%		78,000	1,988,220
Total Preferred Stock (cost $13,420,581)			14,170,226

		Number of
		Contracts
Options Purchased – 0.00%
Put Option – 0.00%
U.S. 10 yr Futures, strike price $128.50, expires 4/27/13 (AFI)		485	7,578
Total Options Purchased (cost $115,044)			7,578

		Principal
		Amount°
Short-Term Investments – 17.01%
≠Discount Notes – 3.86%
Federal Home Loan Bank
0.085% 5/24/13	USD	19,394,539	19,393,395
0.12% 4/2/13		60,841,715	60,841,715
			80,235,110
Repurchase Agreements – 2.30%
Bank of America 0.07%, dated 3/28/13, to be
repurchased on 4/1/13, repurchase price $24,559,514
(collateralized by U.S. government obligations 0.125%-1.50%
8/31/18-1/15/22; market value $25,050,511)		24,559,323	24,559,323

BNP Paribas 0.15%, dated 3/28/13, to be
repurchased on 4/1/13, repurchase price $23,190,282
(collateralized by U.S. government obligations 0.25%-0.875%
2/28/14-7/31/19; market value $23,676,904)		23,189,895	23,189,895
			47,749,218
≠U.S. Treasury Obligations – 10.85%
U.S. Treasury Bills
0.04% 4/11/13		23,008,665	23,008,481
0.058% 4/18/13		36,761,667	36,761,115
0.065% 4/25/13		13,194,984	13,194,694
0.065% 5/9/13		22,951,037	22,949,935
0.101% 4/15/13		31,661,932	31,661,678
0.103% 5/30/13		24,500,000	24,497,599
0.108% 5/23/13		24,500,000	24,497,967
0.118% 6/6/13		24,500,000	24,497,746
0.125% 6/13/13		24,500,000	24,497,256
			225,566,471
Total Short-Term Investments (cost $353,537,230)			353,550,799

Total Value of Securities Before Securities Lending Collateral – 111.69%
(cost $2,240,596,653)			2,321,902,916

		Number of
		Shares
**Securities Lending Collateral – 0.09%
Investment Companies
Delaware Investments Collateral Fund No.1		1,812,252	1,812,252
@†Mellon GSL Reinvestment Trust II		1,266,248	0
Total Securities Lending Collateral (cost $3,078,500)			1,812,252

Total Value of Securities – 111.78%
(cost $2,243,675,153)			2,323,715,168 ©
**Obligation to Return Securities Lending Collateral – (0.15%)			(3,078,500)
z«Other Liabilities Net of Receivables and Other Assets – (11.63%)			(241,778,494)
Net Assets Applicable to 187,942,709 Shares Outstanding – 100.00%			$2,078,858,174

°Principal amount shown is stated in the currency in which each security is denominated.
•Variable rate security. The rate shown is the rate as of March 31, 2013. Interest rates reset periodically.
@Illiquid security. At March 31, 2013, the aggregate value of illiquid securities was $980,000, which represented 0.05% of the Series’ net assets. See Note 5 in “Notes.”
tPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2013, the aggregate value of Rule 144A securities was $388,868,440, which represented 18.71% of the Series’ net assets. See Note 5 in "Notes."
*Fully or partially on loan.
ϕStep coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at March 31, 2013.
=Security is being fair valued in accordance with the Series’ fair valuation policy. At March 31, 2013, the aggregate value of fair valued securities was $0, which represented 0.00% of the Series’ net assets. See Note 1 in "Notes."
‡Non income producing security. Security is currently in default.
ΔSecurities have been classified by country of origin.
«Senior Secured Loans generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at March 31, 2013.
∞Fully or partially pledged as collateral for futures contracts.
†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.
**See Note 4 in "Notes" for additional information on securities lending collateral.
©Includes $2,942,138 of securities loaned.
zOf this amount, $372,663,540 represents payable for securities purchased as of March 31, 2013.
«Includes foreign currency valued at $1,286,604 with a cost of $1,344,244.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at March 31, 2013:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to		In Exchange		Settlement	Appreciation
Counterparty	Receive (Deliver)		For		Date	(Depreciation)
BAML	AUD	(11,912,604)	USD	12,065,800	4/12/13	$(322,545)
BAML	BRL	9,211,942	USD	(4,581,916)	4/12/13	(29,830)
BAML	CLP	4,765,572,000	USD	(9,986,949)	4/12/13	97,958
BAML	COP	9,819,248,000	USD	(5,399,255)	4/12/13	(27,675)
BAML	EUR	(25,353,730)	USD	33,016,388	4/12/13	513,528
BAML	INR	110,383,949	USD	(1,994,290)	4/12/13	32,591
BAML	JPY	(785,488,469)	USD	8,393,585	4/12/13	48,052
BAML	KRW	(1,443,935,350)	USD	1,319,988	4/12/13	24,270
BAML	MXN	76,990,116	USD	(6,207,979)	4/12/13	17,003
BAML	MYR	19,084,053	USD	(6,126,698)	4/12/13	25,727
BAML	NZD	(2,796,913)	USD	2,297,608	4/12/13	(39,958)
BCLY	MXN	(57,250,385)	USD	4,602,861	4/12/13	(26,079)
BNP	AUD	(1,906,350)	USD	1,987,015	4/12/13	4,533
BNP	RUB	190,649,682	USD	(6,177,990)	4/12/13	(66,689)
CITI	AUD	(6,409,679)	USD	6,681,898	4/12/13	16,242
CITI	JPY	251,514,501	USD	(2,689,937)	4/12/13	(17,686)
CITI	PLN	(15,303,946)	USD	4,796,949	4/12/13	103,881
CITI	TRY	8,964,969	USD	(4,953,022)	4/12/13	(8,592)
CSFB	COP	5,687,866,163	USD	(3,106,002)	4/12/13	5,522
CSFB	IDR	31,501,545,200	USD	(3,233,249)	4/12/13	1,411
CSFB	MXN	78,155,580	USD	(6,283,512)	4/12/13	35,703
GSC	BRL	20,234,846	USD	(10,167,754)	4/12/13	(168,695)
GSC	GBP	(4,706,210)	USD	7,083,788	4/12/13	(66,474)
GSC	NOK	7,657,450	USD	(1,315,103)	4/12/13	(4,894)
HSBC	CAD	(475,241)	USD	461,974	4/12/13	(5,702)
HSBC	EUR	(7,188,727)	USD	9,361,305	4/12/13	145,533
HSBC	GBP	(1,754,333)	USD	2,641,534	4/12/13	(23,867)
HSBC	JPY	622,068,364	USD	(6,647,983)	4/12/13	(38,730)
JPMC	BRL	10,170,750	USD	(5,107,080)	4/12/13	(81,199)
JPMC	EUR	(3,409,973)	USD	4,437,058	4/12/13	65,555
JPMC	GBP	(5,311,620)	USD	7,992,394	4/12/13	(77,681)
JPMC	JPY	445,448,225	USD	(4,765,681)	4/12/13	(32,954)
MNB	COP	(527,993,935)	USD	288,128	4/2/13	(973)
MNB	IDR	3,458,785,256	USD	(355,660)	4/1/13	66
MSC	AUD	(9,948,858)	USD	10,361,935	4/12/13	15,759
MSC	GBP	(1,731,322)	USD	2,605,207	4/12/13	(25,234)
MSC	JPY	741,624,763	USD	(7,931,646)	4/12/13	(52,149)
MSC	PLN	(9,695,322)	USD	3,039,314	4/12/13	66,173
MSC	ZAR	(84,142,210)	USD	9,214,299	4/12/13	76,576
TD	CLP	1,858,668,000	USD	(3,900,463)	4/12/13	32,852
TD	GBP	(4,106,962)	USD	6,207,036	4/12/13	(32,772)
TD	JPY	(1,476,098,889)	USD	15,601,487	4/12/13	(81,533)
TD	MXN	78,447,148	USD	(6,312,428)	4/12/13	30,361
						$127,385

Futures Contracts

					Unrealized
					Appreciation
Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	(Depreciation)
130	Euro-Bund	$24,309,222	$24,244,527	6/11/13	$(64,695)
(162)	Euro-O.A.T	(28,376,816)	(28,245,873)	6/11/13	130,943
78	Long Gilt	13,645,640	14,077,461	6/29/13	431,821
537	U.S. Treasury 10 yr Notes	70,651,792	70,875,610	6/29/13	223,818
		$80,229,838			$721,887

Swap Contracts
CDS Contracts

						Unrealized
Swap	Notional			Annual Protection	Termination	Appreciation
Counterparty	Referenced Obligation	Value		Payments	Date	(Depreciation)
	Protection Purchased:
JPMC	CDX.NA.HY.19 5 yr CDS	USD	500,000	5.00%	12/20/17	$970
JPMC	ITRAXX Europe Crossover S19 V1	EUR	8,025,000	5.00%	6/20/18	31,858
JPMC	ITRAXX Europe Subordinate
	Financials 18.1 5 yr CDS	EUR	3,345,000	5.00%	12/20/17	94,242
						127,070
	Protection Sold / Moody’s Rating:
JPMC	CDX.NA.HY.19 5 yr CDS/Baa	USD	500,000	5.00%	12/20/17	(970)
						(970)
Total						$126,100

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts and notional values presented above represent the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

1See Note 3 in “Notes.”

Summary of Abbreviations:
AFI – Advantage Futures
ARM – Adjustable Rate Mortgage
AUD – Australian Dollar
BAML – Bank of America Merrill Lynch
BCLY – Barclays Bank
BNP – Banque Paribas
BRL – Brazilian Real
CAD – Canadian Dollar
CDS – Credit Default Swap
CITI – Citigroup Global Markets
CLP – Chilean Peso
COP – Colombian Peso
CSFB – Credit Suisse First Boston
EUR – European Monetary Unit
GBP – British Pound Sterling
GNMA – Government National Mortgage Association
GSC – Goldman Sachs Capital
HSBC – Hong Kong Shanghai Bank
HY – High Yield
IDR – Indonesian Rupiah
INR – Indian Rupee
JPMC – JPMorgan Chase Bank
JPY – Japanese Yen
KRW – South Korean Won
MASTR – Mortgage Asset Securitization Transactions, Inc.
MNB – Mellon National Bank
MSC – Morgan Stanley Capital
MXN – Mexican Peso
MYR – Malaysian Ringgit
NCUA – National Credit Union Administration
NGN – Nigerian Naira
NOK – Norwegian Krone
NZD – New Zealand Dollar
O.A.T. – Obligations Assimilables du Tresor
PLN – Polish Zloty
REMIC – Real Estate Mortgage Investment Conduit
RUB - Russian Ruble
S.F. – Single Family
TBA – To be announced
TD – Toronto Dominion Bank
TRY– Turkish Lira
USD – United States Dollar
yr – Year
ZAR – South African Rand

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust-Delaware VIP Diversified Income Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open federal income tax years (Dec. 31, 2009–Dec. 31, 2012), and has concluded that no provision for federal income tax is required in the Series’ financial statements. In regards to foreign taxes only, the Series has open tax years in certain foreign countries it invests in that may date back to the inception of the Series.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on March 28, 2013.

To Be Announced Trades – The Series may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., "when issued," "delayed delivery," "forward commitment," or "TBA transactions") consistent with the Series’ ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Series to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Series on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Series’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series generally isolates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Withholding taxes have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2013, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$2,244,911,566
Aggregate unrealized appreciation	$93,098,782
Aggregate unrealized depreciation	(14,295,180)
Net unrealized appreciation	$78,803,602

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 - inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series' investments by fair value hierarchy levels as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Agency, Asset & Mortgage-
Backed Securities	$-	$457,601,824	$689,798	$458,291,622
Common Stock	2,139	-	-	2,139
Corporate Debt	-	1,221,309,358	-	1,221,309,358
Foreign Debt	-	208,214,899	-	208,214,899
Municipal Bonds	-	6,382	-	6,382
U.S. Treasury Obligations	-	50,060,932	-	50,060,932
Preferred Stock	8,966,150	5,204,076	-	14,170,226
Convertible Preferred Stock	6,574,031	9,714,950	-	16,288,981
Options Purchased		7,578	-	7,578
Short-Term Investments	-	353,550,799	-	353,550,799
Securities Lending Collateral	-	1,812,252	-	1,812,252
Total	$15,542,320	$2,307,483,050	$689,798	$2,323,715,168

Foreign Currency Exchange
Contracts	$-	$127,385	$-	$127,385
Futures Contracts	721,887	-	-	721,887
Swap Contracts	-	126,100	-	126,100

The securities that have been deemed worthless on the statement of net assets are considered to be Level 3 securities in this table.

During the period ended March 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Series. The Series' policy is to recognize transfers between levels at the end of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Series’ net assets at the end of the period.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Series may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

Futures Contracts – A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Series may use futures in the normal course of pursuing its investment objective. The Series may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Series deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Series because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts – During the period ended March 31, 2013, the Series entered into options contracts in the normal course of pursuing its investment objective. The Series may buy or write options contracts for any number of reasons, including without limitation: to manage the Series’ exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Series’ overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Series may buy or write call or put options on securities, futures, swaps “swaptions”, financial indices, and foreign currencies. When the Series buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Series writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Series on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Series has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Series. The Series as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Series is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. There were no options written during the period ended March 31, 2013.

Swap Contracts – The Series may enter into CDS contracts in the normal course of pursuing its investment objective. The Series may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Series in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended March 31, 2013, the Series entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. The Series received securities collateral of $320,000 and posted $830,000 in cash collateral for certain open derivatives.

As disclosed in the footnotes to the schedule of investments, at March 31, 2013, the notional value of the protection sold was USD 500,000, which reflects the maximum potential amount the Series would have been required to make as a seller of credit protection if a credit event had occurred. The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At March 31, 2013, the net unrealized depreciation of the protection sold was $970.

CDS contracts may involve greater risks than if the Series had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Series’ maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Series terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

4. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In October 2008, BNY Mellon transferred certain distressed securities from the Series’ previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

At March 31, 2013, the value of securities on loan was $2,942,138, for which cash collateral was received and invested in accordance with the Lending Agreement. At March 31, 2013, the value of invested collateral was $1,812,252. These investments are presented on the schedule of investments under the caption "Securities Lending Collateral.”

5. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Series’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s and Baa3 by Moody’s Investor Services, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to March 31, 2013 that would require recognition or disclosure in the Series’ schedule of investments.

Schedule of Investments (Unaudited)

Delaware VIP® Trust – Delaware VIP Emerging Markets Series

March 31, 2013

	Number of	Value
	Shares	(U.S. $)
ΔCommon Stock – 93.87%
Argentina – 1.70%
@*Cresud ADR	322,769	$3,030,801
#Grupo Clarin Class B GDR 144A	209,100	820,697
@IRSA Inversiones y Representaciones ADR	363,112	3,424,146
*†Pampa Energia ADR	44,500	178,890
*YPF ADR	106,800	1,526,172
		8,980,706
Brazil – 14.74%
AES Tiete	319,936	2,771,380
All America Latina Logistica	578,435	2,880,364
†B2W Cia Global Do Varejo	356,584	2,647,573
Banco Santander Brasil ADR	476,000	3,455,760
Brasil Foods ADR	341,500	7,550,565
*Braskem ADR	78,499	1,062,876
Centrais Eletricas Brasileiras	711,800	2,459,282
*Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	71,690	3,819,643
*Cia Siderurgica Nacional ADR	611,900	2,741,312
Cyrela Brazil Realty	266,900	2,290,828
*†Fibria Celulose ADR	523,900	6,323,473
Gerdau	389,400	2,694,623
Gerdau ADR	444,900	3,430,179
†Hypermarcas	57,400	454,881
Itau Unibanco Holding ADR	500,000	8,900,001
Petroleo Brasileiro SA ADR	488,906	8,101,172
Petroleo Brasileiro SP ADR	403,795	7,328,879
Tim Participacoes ADR	410,000	8,970,801
		77,883,592
China/Hong Kong – 15.23%
†Baidu ADR	26,700	2,341,590
Bank of China	13,346,000	6,189,409
†Bitauto Holdings ADR	37,400	372,130
China Construction Bank	7,118,000	5,813,569
China Mengniu Dairy	724,000	2,079,884
China Mobile ADR	154,500	8,208,586
China Petroleum & Chemical ADR	32,488	3,798,497
China Telecom	2,736,000	1,378,124
*China Unicom Hong Kong ADR	505,492	6,814,032
First Pacific	2,831,285	3,837,028
Fosun International	131,708	89,585
†Foxconn International Holdings	2,262,000	845,057
†*Hollysys Automation Technologies	129,100	1,573,729
Industrial & Commercial Bank of China	7,785,500	5,456,083
Kunlun Energy	2,622,900	5,575,210
PetroChina ADR	44,500	5,865,990
@†Shanda Games ADR	1,118,325	3,332,609
†SINA	89,000	4,324,510
*†Sohu.com	153,500	7,615,136
†Tianjin Development Holdings	35,950	28,714
@†Tom Group	23,322,004	2,493,673
Travelsky Technology	3,700,441	2,435,959
		80,469,104
India – 3.12%
Cairn India	473,000	2,373,931
Coal India	102,385	582,982
†Indiabulls Infrastructure and Power GDR	131,652	10,901
†Indiabulls Real Estate GDR	44,628	44,940
Reliance Industries	335,351	4,774,667
#Reliance Industries GDR 144A	300,000	8,544,001
*†Sify Technologies ADR	91,200	178,752
		16,510,174

Indonesia – 0.63%
Tambang Batubara Bukit Asam Persero	2,241,097	3,320,998
		3,320,998
Kingdom of Bahrain – 0.10%
#@Aluminium Bahrain 144A GDR	91,200	520,104
		520,104
Malaysia – 2.15%
Hong Leong Bank	1,549,790	7,222,516
†UEM Land Holdings	4,748,132	4,122,148
		11,344,664
Mexico – 9.10%
America Movil Series L ADR	210,742	4,417,152
Cemex ADR	925,301	11,297,925
†Empresas ICA	1,105,736	3,689,577
Fomento Economico Mexicano ADR	98,307	11,157,845
Grupo Financiero Banorte	754,700	6,030,120
Grupo Televisa ADR	432,500	11,508,825
		48,101,444
Peru – 0.61%
Cia de Minas Buenaventura ADR	125,440	3,256,422
		3,256,422
Poland – 0.93%
Jastrzebska Spolka Weglowa	26,987	773,898
†Polski Koncern Naftowy Orlen	261,369	4,124,767
		4,898,665
Republic of Korea – 15.07%
CJ	45,695	5,950,725
KB Financial Group ADR	165,996	5,484,508
KCC	3,272	871,307
†Korea Electric Power	113,650	3,108,064
Korea Electric Power ADR	177,900	2,417,661
KT	99,830	3,147,034
*†LG Display ADR	188,309	2,747,428
LG Electronics	62,908	4,599,001
Lotte Chilsung Beverage	8	10,741
Lotte Confectionery	2,904	4,595,531
Samsung Electronics	19,054	25,840,224
Samsung Life Insurance	71,180	6,648,513
†SK Communications	95,525	727,522
SK Telecom	16,491	2,673,360
SK Telecom ADR	605,000	10,811,349
		79,632,968
Russia – 8.54%
@†Chelyabinsk Zink Plant GDR	69,200	213,717
†Enel OGK-5 GDR	15,101	33,195
#=†Etalon Group GDR 144A	354,800	1,774,000
Gazprom ADR	783,900	6,702,345
LUKOIL ADR	23,433	1,511,429
LUKOIL ADR (London International Exchange)	133,500	8,597,400
*†MegaFon GDR	234,178	7,259,518
Mobile Telesystems ADR	154,402	3,202,297
=Sberbank	3,308,402	10,483,995
*Surgutneftegas ADR	294,652	2,634,189
†TGK-5 GDR	6,229	2,709
*VTB Bank GDR	861,186	2,709,291
		45,124,085
South Africa – 4.38%
*†ArcelorMittal South Africa	374,610	1,159,350
*Impala Platinum Holdings	135,751	2,003,127
Sasol	76,270	3,380,777
Sasol ADR	65,127	2,887,731
*Standard Bank Group	287,970	3,709,950
Sun International	168,124	1,847,808
Tongaat Hulett	180,473	2,817,206
*Vodacom Group	444,868	5,320,282
		23,126,231
Taiwan – 5.39%
Formosa Chemicals & Fibre	2,066,989	4,629,291
Hon Hai Precision Industry	777,048	2,151,313

MediaTek	255,678	2,910,198
President Chain Store	890,000	4,886,345
Taiwan Semiconductor Manufacturing	2,375,864	7,953,748
United Microelectronics	6,688,461	2,485,418
*United Microelectronics ADR	889,700	1,601,460
†Walsin Lihwa	6,477,100	1,853,945
		28,471,718
Thailand – 1.52%
Bangkok Bank	638,091	4,919,276
PTT Exploration & Production	617,051	3,125,774
		8,045,050
Turkey – 1.24%
Alarko Holding	137,350	437,140
†Turkcell lletisim Hizmetleri	368,462	2,473,651
*Turkiye Sise ve Cam Fabrikalari	2,162,412	3,668,143
		6,578,934
United Kingdom – 0.37%
Anglo American ADR	92,815	1,192,302
@†Griffin Mining	1,642,873	748,879
		1,941,181
United States – 9.05%
Avon Products	1,007,600	20,887,548
†MEMC Electronic Materials	177,900	782,760
†Yahoo	1,112,600	26,179,478
		47,849,786
Total Common Stock (cost $493,377,440)		496,055,826

Preferred Stock – 5.38%
Brazil – 2.18%
Braskem Class A	288,768	1,938,223
Centrais Elecricas Brasileiras Class B	233,700	1,471,434
Vale Class A	489,400	8,100,747
		11,510,404
Republic of Korea – 1.63%
@CJ	28,030	814,387
Samsung Electronics	9,995	7,791,762
		8,606,149
Russia – 1.57%
=AK Transneft	3,887	8,307,802
		8,307,802
Total Preferred Stock (cost $20,729,629)		28,424,355

Participation Notes – 0.00%
#†=Lehman Indian Oil CW 12 LEPO 144A	100,339	0
=†Lehman Oil & Natural Gas CW 12 LEPO	146,971	0
Total Participation Notes (cost $4,952,197)		0

Total Value of Securities Before Securities Lending Collateral – 99.25%
(cost $519,059,266)		524,480,181

**Securities Lending Collateral – 7.76%
Investment Companies
Delaware Investments Collateral Fund No. 1	41,031,178	41,031,178
@†Mellon GSL Reinvestment Trust II	356,141	0
Total Securities Lending Collateral (cost $41,387,319)		41,031,178

Total Value of Securities – 107.01%
(cost $560,446,585)		565,511,359	©
**Obligation to Return Securities Lending Collateral – (7.83%)		(41,387,319)
«Receivables and Other Assets Net of Other Liabilities – 0.82%		4,314,156
Net Assets Applicable to 26,314,339 Shares Outstanding – 100.00%		$528,438,196

ΔSecurities have been classified by country of origin.
@Illiquid security. At March 31, 2013, the aggregate value of illiquid securities was $14,578,316 which represented 2.76% of the Series’ net assets. See Note 5 in “Notes."
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2013, the aggregate value of Rule 144A securities was $11,658,802, which represented 2.21% of the Series’ net assets. See Note 5 in "Notes."
†Non income producing security.
*Fully or partially on loan.
=Security is being fair valued in accordance with the Series’ fair valuation policy. At March 31, 2013, the aggregate value of fair valued securities was $20,565,797, which represented 3.89% of the Series' net assets. See Note 1 in "Notes."
**See Note 4 in “Notes” for additional information on securities lending collateral.
©Includes $40,294,321 of securities loaned.
«Includes foreign currency valued at $67,644 with a cost of $69,420.

The following foreign currency exchange contracts were outstanding at March 31, 2013:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
MNB	MYR	(174,351)	USD	56,208	3/29/13	$(58)
MNB	TRY	(889,700)	USD	488,363	3/29/13	(3,178)
MNB	TRY	(44,268)	USD	24,377	4/1/13	(71)
						$(3,307)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The foreign currency exchange contracts presented above represent the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

1See Note 3 in “Notes.”

Summary of Abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
ICA – Ingenieros Civiles Asociados
LEPO – Low Exercise Price Option
MNB – Mellon National Bank
MYR – Malaysian Ringgit
TRY – Turkish Lira
USD – United States Dollar

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust - Delaware VIP Emerging Markets Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken for all open federal income tax years (Dec. 31, 2009 – Dec. 31, 2012), and has concluded that no provision for federal income tax is required in the Series’ financial statements. In regards to foreign taxes only, the Series has open tax years in certain foreign countries it invests in that may date back to the inception of the Series.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series' custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At March 31, 2013, the Series held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Series' prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series generally does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$561,312,936
Aggregate unrealized appreciation	$109,847,372
Aggregate unrealized depreciation	(105,648,949)
Net unrealized appreciation	$4,198,423

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2012 will expire as follows: $2,210,358 expires in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Series is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Losses incurred that will be carried forward under the Act are as follows:

Loss carryforward character
Short-term	Long-term
$1,133,538	$12,427,577

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 - inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stock	$481,004,206	$15,051,620	$-	$496,055,826
Preferred Stock	20,116,553	8,307,802	-	28,424,355
Participation Notes	-	-	-	-
Securities Lending Collateral	-	41,031,178	-	41,031,178
Total	$501,120,759	$64,390,600	$-	$565,511,359

Foreign Currency Exchange Contracts	$-	$(3,307)	$-	$(3,307)

The securities that have been deemed worthless on the schedule of investments are considered to be Level 3 securities in this table.

During the period ended March 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Series. This does not include transfers between Level 1 investments and Level 2 investments due to the Series utilizing international fair value pricing during the period. In accordance with the Fair Valuation Procedures described in Note 1, International Fair Value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Series’ net assets at the end of the period.

3. Derivatives
U.S.GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Series may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

4. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In October 2008, BNY Mellon transferred certain distressed securities from the Series’ previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

At March 31, 2013, the value of securities on loan was $40,294,321, for which cash collateral was received and invested in accordance with the Lending Agreement. At March 31, 2013, the value of invested collateral was $41,031,178. These investments are presented on the schedule of investments under the caption "Securities Lending Collateral.”

5. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to March 31, 2013 that would require recognition or disclosure in the Series’ schedule of investments.

Schedule of Investments (Unaudited)

Delaware VIP® Trust – Delaware VIP Smid Cap Growth Series

March 31, 2013

	Number of
	Shares	Value
Common Stock – 95.63%
Consumer Discretionary – 19.31%
DineEquity	389,434	$26,789,165
Gentex	673,900	13,484,739
Interval Leisure Group	551,575	11,991,241
*†K12	797,622	19,230,666
†Sally Beauty Holdings	865,301	25,422,543
†Ulta Salon Cosmetics & Fragrance	67,600	5,487,092
		102,405,446
Energy – 5.84%
*Core Laboratories	224,647	30,983,314
		30,983,314
Financial Services – 19.90%
†Affiliated Managers Group	218,775	33,597,276
Heartland Payment Systems	712,049	23,476,256
†IntercontinentalExchange	134,625	21,953,299
†MSCI Class A	782,525	26,551,073
		105,577,904
Healthcare – 11.73%
*†ABIOMED	770,550	14,386,169
*†athenahealth	111,757	10,844,899
Perrigo	117,429	13,942,345
Techne	340,100	23,075,785
		62,249,198
Producer Durables – 11.87%
Expeditors International of Washington	546,748	19,524,371
Graco	457,550	26,551,626
*Ritchie Brothers Auctioneers	777,325	16,867,953
		62,943,950
Technology – 21.55%
Blackbaud	653,064	19,350,286
†NeuStar Class A	585,730	27,254,018
†SBA Communications Class A	360,500	25,963,210
†VeriFone Systems	853,975	17,660,203
†VeriSign	509,020	24,066,466
		114,294,183
Utilities – 5.43%
*j2 Global	735,239	28,828,721
		28,828,721
Total Common Stock (cost $347,549,173)		507,282,716

	Principal
	Amount
Short-Term Investments – 5.89%
≠Discount Notes – 0.51%
Federal Home Loan Bank
0.085% 5/24/13	$2,717,031	2,716,870
0.12% 4/2/13	8,945	8,945
		2,725,815
Repurchase Agreements – 1.56%
Bank of America 0.07%, dated 3/28/13, to be
repurchased on 4/1/13, repurchase price $4,244,384
(collateralized by U.S. government obligations 0.125%-1.50%
8/31/18-1/15/22; market value $4,329,238)	4,224,350	4,244,350

BNP Paribas 0.15%, dated 3/28/13, to be
repurchased on 4/1/13, repurchase price $4,007,752
(collateralized by U.S. government obligations 0.25%-0.875%
2/28/14-7/31/19; market value $4,091,851)	4,007,686	4,007,686
		8,252,036
≠U.S. Treasury Obligations – 3.82%
U.S. Treasury Bills
0.04% 4/11/13	4,299,727	4,299,693
0.058% 4/18/13	5,301,524	5,301,444
0.065% 4/25/13	3,037,498	3,037,431
0.065% 5/9/13	1,251,016	1,250,956
0.101% 4/15/13	6,373,755	6,373,705
		20,263,229
Total Short-Term Investments (cost $31,240,535)		31,241,080

Total Value of Securities Before Securities Lending Collateral – 101.52%
(cost $378,789,708)		538,523,796

	Number of
	Shares
**Securities Lending Collateral – 11.13%
Investment Companies
Delaware Investments Collateral Fund No.1	59,053,072	59,053,072
@†Mellon GSL Reinvestment Trust II	372,851	0
Total Securities Lending Collateral (cost 59,425,923)		59,053,072

Total Value of Securities – 112.65%
(cost $438,215,631)		597,576,868 ©
**Obligation to Return Securities Lending Collateral – (11.20%)		(59,425,923)
Other Liabilities Net of Receivables and Other Assets – (1.45%)		(7,681,126)
Net Assets Applicable to 19,909,621 Shares Outstanding – 100.00%		$530,469,819

†Non income producing security.
*Fully or partially on loan.
≠The rate shown is the effective yield at the time of purchase.
**See Note 3 in "Notes" for additional information on securities lending collateral and non-cash collateral.
@Illiquid security. At March 31, 2013, the aggregate value of illiquid securities was $0, which represented 0.00% of the Series’ net assets. See Note 4 in “Notes.”
©Includes $82,646,193 of securities loaned.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust – Delaware VIP Smid Cap Growth Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board).In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken for all open federal income tax years (Dec. 31, 2009 – Dec. 31, 2012) and has concluded that no provision for federal income tax is required in the Series’ financial statements. In regards to foreign taxes only, the Series has open tax years in certain foreign countries it invests in that may date back to the inception of the Series.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on March 28, 2013.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$438,338,970
Aggregate unrealized appreciation	$164,922,482
Aggregate unrealized depreciation	(5,684,584)
Net unrealized appreciation	$159,237,898

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 - inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stock	$507,282,716	$-	$-	$507,282,716
Short-Term Investments	-	31,241,080	-	31,241,080
Securities Lending Collateral	-	59,053,072	-	59,053,072
Total	$507,282,716	$90,294,152	$-	$597,576,868

The securities that have been deemed worthless on the schedule of investments are considered to be Level 3 securities in this table.

During the period ended March 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Series’ net assets at the end of the period.

3. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In October 2008, BNY Mellon transferred certain distressed securities from the Series’ previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

At March 31, 2013, the value of securities on loan was $82,646,193, for which the Series received collateral, comprised of non-cash collateral (U.S. government securities) valued at $24,691,673 and cash collateral of $59,425,923. At March 31, 2013, the value of invested collateral was $59,053,072. Investments purchased with cash collateral are presented on the schedule of investments under the caption “Securities Lending Collateral”.

4. Credit and Market Risk
The Series invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of March 31, 2013, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

5. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to March 31, 2013 that would require recognition or disclosure in the Series’ schedule of investments.

Schedule of Investments (Unaudited)

Delaware VIP® Trust – Delaware VIP High Yield Series

March 31, 2013

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
Convertible Bond – 0.26%
*ϕArvinMeritor 4.00% exercise price $26.73, expiration date 2/12/27 4.00% 2/15/27	$1,393,000	$1,115,271
Total Convertible Bond (cost $1,034,546)		1,115,271

Corporate Bonds – 91.15%
Automobiles – 2.45%
American Axle & Manufacturing 7.75% 11/15/19	1,138,000	1,263,180
*Chrysler Group 8.25% 6/15/21	4,000,000	4,485,000
#International Automotive Components Group 144A 9.125% 6/1/18	1,879,000	1,869,605
#Jaguar Land Rover 144A
*5.625% 2/1/23	150,000	156,563
8.125% 5/15/21	2,310,000	2,610,300
		10,384,648
Banking – 1.41%
*Barclays Bank 7.625% 11/21/22	2,015,000	1,992,331
•#HBOS Capital Funding 144A 6.071% 6/29/49	4,434,000	3,985,058
		5,977,389
Basic Industry – 13.59%
AK Steel 7.625% 5/15/20	1,139,000	1,002,320
#APERAM 144A 7.75% 4/1/18	1,735,000	1,735,000
ArcelorMittal 6.125% 6/1/18	4,100,000	4,432,915
#Cemex Espana Luxembourg 144A 9.25% 5/12/20	2,215,000	2,469,725
#Essar Steel Algoma 144A 9.375% 3/15/15	1,105,000	1,066,325
#FMG Resources August 2006 144A 6.875% 4/1/22	2,197,000	2,309,596
HD Supply
#144A 7.50% 7/15/20	2,125,000	2,241,875
10.50% 1/15/21	375,000	391,406
Headwaters 7.625% 4/1/19	2,300,000	2,472,500
Immucor 11.125% 8/15/19	1,781,000	2,039,245
#INEOS Group Holdings 144A 8.50% 2/15/16	2,540,000	2,590,800
#Inmet Mining 144A 8.75% 6/1/20	1,942,000	2,165,330
#JMC Steel Group 144A 8.25% 3/15/18	2,305,000	2,454,825
#Kinove German Bondco 144A 9.625% 6/15/18	1,760,000	1,966,800
#Longview Fibre Paper & Packaging 144A 8.00% 6/1/16	2,257,000	2,369,850
#MacDermid 144A 9.50% 4/15/17	829,000	861,124
#Masonite International 144A 8.25% 4/15/21	2,399,000	2,674,884
#Murray Energy 144A 10.25% 10/15/15	2,201,000	2,220,259
#New Gold 144A 6.25% 11/15/22	2,040,000	2,147,100
Norcraft Finance 10.50% 12/15/15	1,195,000	1,253,256
Nortek 8.50% 4/15/21	2,355,000	2,625,825
#Perstorp Holding 144A 8.75% 5/15/17	1,985,000	2,109,063
Rockwood Specialties Group 4.625% 10/15/20	1,955,000	2,011,206
#Ryerson 144A
9.00% 10/15/17	1,340,000	1,468,975
11.25% 10/15/18	555,000	578,588
#Sappi Papier Holding 144A 8.375% 6/15/19	1,985,000	2,210,794
#Taminco Global Chemical 144A 9.75% 3/31/20	1,844,000	2,060,670
#TPC Group 144A 8.75% 12/15/20	2,395,000	2,505,769
#US Coatings Acquisition 144A 7.375% 5/1/21	1,215,000	1,283,344
		57,719,369
Capital Goods – 3.92%
#Ardagh Packaging Finance 144A 7.00% 11/15/20	2,120,000	2,183,600
Berry Plastics 9.75% 1/15/21	542,000	636,173
#BOE Merger PIK 144A 9.50% 11/1/17	1,020,000	1,102,875
#Consolidated Container 144A 10.125% 7/15/20	1,899,000	2,088,900
#Crown Americas 144A 4.50% 1/15/23	190,000	185,250
#GenCorp 144A 7.125% 3/15/21	945,000	1,001,700
Kratos Defense & Security Solutions 10.00% 6/1/17	1,977,000	2,184,585
Reynolds Group Issuer
9.00% 4/15/19	200,000	212,500
9.875% 8/15/19	2,675,000	2,939,156
#Sealed Air 144A
8.125% 9/15/19	436,000	495,405
8.375% 9/15/21	1,343,000	1,544,450
#Silver II Borrower 144A 7.75% 12/15/20	1,925,000	2,059,750
		16,634,344
Consumer Cyclical – 4.83%
Burlington Coat Factory Warehouse 10.00% 2/15/19	1,137,000	1,267,755

#Burlington Holdings PIK 144A 9.00% 2/15/18	390,000	397,800
#CDR DB Sub 144A 7.75% 10/15/20	400,000	413,000
*CKE Restaurants 11.375% 7/15/18	1,629,000	1,897,785
Dave & Buster's 11.00% 6/1/18	2,507,000	2,848,578
Express 8.75% 3/1/18	1,359,000	1,488,105
#Landry's 144A 9.375% 5/1/20	2,002,000	2,167,165
#Pantry 144A 8.375% 8/1/20	1,250,000	1,346,875
#Party City Holdings 144A 8.875% 8/1/20	2,125,000	2,342,813
Quiksilver 6.875% 4/15/15	425,000	425,000
Rite Aid 9.25% 3/15/20	1,944,000	2,204,010
#Tempur-Pedic International 144A 6.875% 12/15/20	1,505,000	1,614,113
#Wok Acquisition 144A 10.25% 6/30/20	1,956,000	2,102,700
		20,515,699
Consumer Non-Cyclical – 2.28%
#Alphabet Holding 144A PIK 7.75% 11/1/17	780,000	815,100
Del Monte 7.625% 2/15/19	2,370,000	2,470,724
#Hawk Acquisition Sub 144A 4.25% 10/15/20	1,065,000	1,067,663
#JBS USA 144A 8.25% 2/1/20	1,879,000	2,062,203
#Spectrum Brands Escrow 144A
6.375% 11/15/20	400,000	430,500
6.625% 11/15/22	1,500,000	1,631,250
Visant 10.00% 10/1/17	1,329,000	1,219,358
		9,696,798
Energy – 13.47%
American Petroleum Tankers Parent 10.25% 5/1/15	1,864,000	1,933,900
AmeriGas Finance 7.00% 5/20/22	670,000	731,975
AmeriGas Partners 6.50% 5/20/21	468,000	500,760
#Antero Resources Finance 144A 6.00% 12/1/20	2,050,000	2,152,500
Calumet Specialty Products Partners 9.375% 5/1/19	3,818,000	4,295,249
Chaparral Energy
#144A 7.625% 11/15/22	965,000	1,049,438
8.25% 9/1/21	2,178,000	2,477,475
Chesapeake Energy
5.375% 6/15/21	425,000	427,656
5.75% 3/15/23	630,000	640,238
*6.125% 2/15/21	372,000	397,575
6.625% 8/15/20	1,200,000	1,317,000
Comstock Resources 7.75% 4/1/19	1,924,000	2,039,440
Copano Energy 7.75% 6/1/18	1,871,000	1,966,889
Crosstex Energy
#144A 7.125% 6/1/22	545,000	580,425
8.875% 2/15/18	1,684,000	1,831,350
#Drill Rigs Holdings 144A 6.50% 10/1/17	2,130,000	2,161,950
#Exterran Partners 144A 6.00% 4/1/21	2,055,000	2,052,431
#Genesis Energy 144A 5.75% 2/15/21	2,320,000	2,399,750
#Halcon Resources 144A 8.875% 5/15/21	2,260,000	2,446,450
#Hercules Offshore 144A 10.50% 10/15/17	2,947,000	3,212,229
#Hilcorp Energy I 144A 8.00% 2/15/20	2,180,000	2,403,450
Kodiak Oil & Gas
#144A 5.50% 1/15/21	1,200,000	1,258,500
8.125% 12/1/19	854,000	969,290
Laredo Petroleum
7.375% 5/1/22	495,000	544,500
9.50% 2/15/19	555,000	629,925
Linn Energy 8.625% 4/15/20	2,116,000	2,343,470
Oasis Petroleum 7.25% 2/1/19	1,840,000	2,005,600
#Offshore Group Investment 144A 7.125% 4/1/23	935,000	958,375
#PDC Energy 144A 7.75% 10/15/22	1,540,000	1,640,100
Pioneer Drilling 9.875% 3/15/18	2,454,000	2,699,400
Range Resources 5.00% 8/15/22	1,947,000	1,995,675
#Samson Investment 144A 9.75% 2/15/20	1,884,000	2,011,170
SandRidge Energy
7.50% 3/15/21	123,000	128,535
8.125% 10/15/22	1,321,000	1,416,773
8.75% 1/15/20	1,484,000	1,606,430
		57,225,873
Financials – 2.60%
E Trade Financial 6.375% 11/15/19	2,095,000	2,225,938
#Geo Group 144A 5.125% 4/1/23	1,730,000	1,751,625
#•ILFC E-Capital Trust II 144A 6.25% 12/21/65	2,719,000	2,576,253
International Lease Finance 4.625% 4/15/21	940,000	939,413
#Nuveen Investments 144A 9.50% 10/15/20	3,005,000	3,155,249
#RHP Hotel Properties 144A 5.00% 4/15/21	375,000	376,875
		11,025,353
Healthcare – 5.38%
Air Medical Group Holdings 9.25% 11/1/18	1,920,000	2,136,000
#Alere 144A 7.25% 7/1/18	1,050,000	1,120,875
#Biomet 144A 6.50% 10/1/20	2,100,000	2,169,562

#CDRT Holding 144A PIK 9.25% 10/1/17	1,025,000	1,068,563
Community Health Systems
7.125% 7/15/20	1,035,000	1,124,269
8.00% 11/15/19	1,737,000	1,932,413
HCA 7.50% 2/15/22	747,000	860,918
Kinetic Concepts
10.50% 11/1/18	1,634,000	1,776,975
12.50% 11/1/19	1,374,000	1,367,130
#Multiplan 144A 9.875% 9/1/18	368,000	410,780
Radnet Management 10.375% 4/1/18	1,031,000	1,079,973
#Sky Growth Acquisition 144A 7.375% 10/15/20	3,180,000	3,378,749
#STHI Holding 144A 8.00% 3/15/18	2,046,000	2,245,484
#Truven Health Analytics 144A 10.625% 6/1/20	805,000	921,725
#VPI Escrow 144A 6.375% 10/15/20	1,170,000	1,238,738
		22,832,154
Insurance – 3.99%
•American International Group 8.175% 5/15/58	2,290,000	3,094,363
#Hub International 144A 8.125% 10/15/18	1,550,000	1,639,125
•ING Groep 5.775% 12/29/49	4,750,000	4,536,249
#•Liberty Mutual Group 144A 7.00% 3/15/37	2,074,000	2,146,590
#Onex USI Acquisition 144A 7.75% 1/15/21	2,085,000	2,100,638
•XL Group 6.50% 12/29/49	3,493,000	3,431,873
		16,948,838
Media – 8.05%
AMC Networks 4.75% 12/15/22	1,060,000	1,060,000
CCO Holdings 5.25% 9/30/22	2,055,000	2,029,313
#Cequel Communications Holdings I 144A 6.375% 9/15/20	1,595,000	1,662,788
Clear Channel Communications 9.00% 3/1/21	4,244,000	3,984,054
Clear Channel Worldwide Holdings 7.625% 3/15/20	2,102,000	2,202,493
CSC Holdings 6.75% 11/15/21	1,390,000	1,565,488
#*Dish DBS 144A 5.00% 3/15/23	1,935,000	1,913,231
Entravision Communications 8.75% 8/1/17	1,084,000	1,178,850
#Griffey Intermediate 144A 7.00% 10/15/20	2,050,000	2,101,250
#Lynx II 144A 6.375% 4/15/23	200,000	210,500
MDC Partners
#144A 6.75% 4/1/20	1,320,000	1,339,800
11.00% 11/1/16	2,867,000	3,196,704
#Nara Cable Funding 144A 8.875% 12/1/18	2,285,000	2,394,688
#Nexstar Broadcasting 144A 6.875% 11/15/20	2,045,000	2,167,700
#ONO Finance II 144A 10.875% 7/15/19	1,040,000	1,081,600
#Univision Communications 144A
6.75% 9/15/22	2,875,000	3,119,374
8.50% 5/15/21	1,138,000	1,234,730
#UPCB Finance VI 144A 6.875% 1/15/22	1,599,000	1,746,908
		34,189,471
Services – 12.47%
#Algeco Scotsman Global Finance 144A
*8.50% 10/15/18	965,000	1,039,788
10.75% 10/15/19	4,099,000	4,262,959
#ARAMARK 144A 5.75% 3/15/20	1,045,000	1,073,738
#Avis Budget Car Rental 144A 5.50% 4/1/23	1,830,000	1,834,575
#BC Mountain 144A 7.00% 2/1/21	585,000	621,563
#*Beazer Homes USA 144A 7.25% 2/1/23	560,000	574,000
Caesars Entertainment Operating 8.50% 2/15/20	2,104,000	2,084,275
#Carlson Wagonlit 144A 6.875% 6/15/19	1,895,000	1,985,013
#CEVA Group 144A 8.375% 12/1/17	2,165,000	2,240,774
CityCenter Holdings PIK 10.75% 1/15/17	1,045,000	1,159,950
#DigitalGlobe 144A 5.25% 2/1/21	1,750,000	1,745,625
#H&E Equipment Services 144A 7.00% 9/1/22	1,845,000	2,038,725
Kansas City Southern de Mexico 6.125% 6/15/21	358,000	406,330
M/I Homes 8.625% 11/15/18	2,821,000	3,145,414
#Mattamy Group 144A 6.50% 11/15/20	2,095,000	2,100,238
Meritage Homes 7.00% 4/1/22	403,000	450,856
MGM Resorts International
7.75% 3/15/22	977,000	1,089,355
11.375% 3/1/18	3,297,000	4,211,917
#Milacron 144A 7.75% 2/15/21	1,950,000	2,025,563
NCL
#144A 5.00% 2/15/18	1,577,000	1,614,454
9.50% 11/15/18	237,000	268,995
PHH
*7.375% 9/1/19	1,100,000	1,248,500
9.25% 3/1/16	1,039,000	1,218,228
Pinnacle Entertainment
7.75% 4/1/22	814,000	878,103
8.75% 5/15/20	119,000	131,346
Seven Seas Cruises 9.125% 5/15/19	1,987,000	2,160,863
Standard Pacific 10.75% 9/15/16	502,000	624,990

Swift Services Holdings 10.00% 11/15/18	1,979,000	2,275,849
#Taylor Morrison Communities 144A 7.75% 4/15/20	2,081,000	2,242,278
United Rentals North America
6.125% 6/15/23	385,000	413,875
7.625% 4/15/22	545,000	611,763
8.25% 2/1/21	1,594,000	1,813,175
#Watco 144A 6.375% 4/1/23	975,000	1,007,906
West 7.875% 1/15/19	2,222,000	2,377,539
		52,978,522
Technology & Electronics – 5.80%
#Avaya 144A
7.00% 4/1/19	1,050,000	1,031,625
10.50% 3/1/21	1,170,000	1,120,275
CDW
8.50% 4/1/19	1,205,000	1,351,106
12.535% 10/12/17	455,000	490,831
First Data
#144A 8.25% 1/15/21	1,990,000	2,079,550
*9.875% 9/24/15	3,000	3,105
*11.25% 3/31/16	2,126,000	2,147,260
#*144A 11.25% 1/15/21	1,365,000	1,426,425
GXS Worldwide 9.75% 6/15/15	1,999,000	2,081,459
*iGate 9.00% 5/1/16	2,262,000	2,474,063
Infor US 9.375% 4/1/19	2,590,000	2,949,363
j2 Global 8.00% 8/1/20	3,020,000	3,231,399
MagnaChip Semiconductor 10.50% 4/15/18	1,801,000	2,017,120
#Viasystems 144A 7.875% 5/1/19	2,124,000	2,230,200
		24,633,781
Telecommunications – 9.22%
#Clearwire Communications 144A 12.00% 12/1/15	1,980,000	2,139,638
#Columbus International 144A 11.50% 11/20/14	2,547,000	2,865,374
#Digicel Group 144A
8.25% 9/30/20	1,084,000	1,154,460
10.50% 4/15/18	1,800,000	2,020,500
Equinix
4.875% 4/1/20	688,000	696,600
5.375% 4/1/23	1,377,000	1,401,098
Frontier Communications 7.625% 4/15/24	375,000	386,719
Hughes Satellite Systems 7.625% 6/15/21	1,810,000	2,079,238
Intelsat Bermuda 11.25% 2/4/17	251,000	267,629
Intelsat Jackson Holdings 7.25% 10/15/20	3,022,000	3,331,754
#Intelsat Luxembourg 144A
7.75% 6/1/21	2,335,000	2,381,700
8.125% 6/1/23	850,000	867,000
Level 3 Communications
#144A 8.875% 6/1/19	500,000	548,125
11.875% 2/1/19	500,000	588,750
#Level 3 Financing 144A 7.00% 6/1/20	2,945,000	3,095,930
#MetroPCS Wireless 144A 6.25% 4/1/21	935,000	954,869
Satmex Escrow 9.50% 5/15/17	1,197,000	1,280,790
Sprint Capital 8.75% 3/15/32	1,024,000	1,226,240
Sprint Nextel
8.375% 8/15/17	1,742,000	2,035,963
9.125% 3/1/17	2,129,000	2,528,187
#Wind Acquisition Finance 144A
7.25% 2/15/18	2,925,000	3,054,631
11.75% 7/15/17	1,075,000	1,144,875
Windstream
7.50% 6/1/22	615,000	661,125
7.50% 4/1/23	540,000	575,100
Zayo Group 10.125% 7/1/20	1,594,000	1,884,905
		39,171,200
Utilities – 1.69%
AES 7.375% 7/1/21	1,918,000	2,234,470
Elwood Energy 8.159% 7/5/26	1,003,858	1,049,032
GenOn Americas Generation 8.50% 10/1/21	1,247,000	1,468,343
GenOn Energy 9.875% 10/15/20	2,099,000	2,413,849
		7,165,694
Total Corporate Bonds (cost $360,588,399)		387,099,133

«Senior Secured Loans – 3.65%
American Builders & Supply 6.50% 3/28/14	775,000	775,000
Brock Holdings III 10.00% 2/15/18	595,000	603,181
@Constellation Brands 6.00% 6/29/20	2,290,000	2,290,000
Equipower Resources Holdings 2nd Lien 10.00% 5/23/19	800,000	824,000
@HJ Heinz 5.00% 2/15/14	2,450,000	2,450,000
Hostess Brands 6.75% 3/12/20	1,695,000	1,733,138
Rite Aid 5.75% 8/3/20	1,033,000	1,072,598
Smart & Final 2nd Lien 10.50% 11/8/20	2,195,000	2,271,825
Supervalu 6.25% 1/10/19	2,190,000	2,231,257
WideOpenWest Finance 6.25% 7/17/18	1,225,738	1,242,898
Total Senior Secured Loans (cost $15,177,897)		15,493,897

	Number of
	Shares
Common Stock – 0.79%
†Alliance Healthcare Services	19,551	151,716
=†Century Communications	2,820,000	0
CenturyLink	12,925	454,055
†DIRECTV Class A	19,510	1,104,461
†Flextronics International	55,400	374,504
L Brands	9,487	423,689
NRG Energy	257	6,808
†United Rentals	15,608	857,972
Total Common Stock (cost $3,063,828)		3,373,205

Convertible Preferred Stock – 0.25%
#Chesapeake Energy 144A 5.75% exercise price $27.90, expiration date 12/31/49	1,030	1,055,106
Total Convertible Preferred Stock (cost $1,066,050)		1,055,106

Preferred Stock – 1.83%
Ally Financial	3,400	3,362,600
#144A 7.00%	45,000	1,205,100
•8.50%
•GMAC Capital Trust I 8.125%	40,000	1,088,000
*Regions Financial 6.375%	83,000	2,118,990
Total Preferred Stock (cost $6,437,099)		7,774,690

	Principal
	Amount
	(U.S. $)
Repurchase Agreements – 1.57%
Bank of America 0.07%, dated 3/28/13, to be
repurchased on 4/1/13, repurchase price $3,417,536
(collateralized by U.S. government obligations 0.125%-1.50%
8/31/18-1/15/22; market value $3,485,860)	$3,417,509	3,417,509

BNP Paribas 0.17%, dated 3/28/13, to be
repurchased on 4/1/13, repurchase price $3,227,003
(collateralized by U.S. government obligations 00.25%-0.875%
2/28/14-7/31/19; market value $3,294,718)	3,226,949	3,226,949
Total Repurchase Agreements (cost $6,644,457)		6,644,458

Total Value of Securities Before Securities Lending Collateral – 99.50%
(cost $394,012,276)		422,555,760

	Number of
	Shares
**Securities Lending Collateral – 0.13%
Investment Companies
Delaware Investments Collateral Fund No.1	548,830	548,830
@†Mellon GSL Reinvestment Trust II	335,669	0
Total Securities Lending Collateral (cost $884,499)		548,830

Total Value of Securities – 99.63%
(cost $394,896,775)		423,104,590	©
**Obligation to Return Securities Lending Collateral – (0.21%)		(884,499)
Receivables and Other Assets Net of Other Liabilities – 0.58%		2,479,559
Net Assets Applicable to 67,199,872 Shares Outstanding – 100.00%		$424,699,650

#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2013, the aggregate value of Rule 144A securities was $205,705,583 which represented 4.84% of the Series’ net assets. See Note 4 in “Notes.”
•Variable rate security. The rate shown is the rate as of March 31, 2013. Interest rates reset periodically.
@Illiquid security. At March 31, 2013, the aggregate value of illiquid securities was $4,740,000, which represented 1.12% of the Series’ net assets. See Note 4 in “Notes.”
†Non income producing security.
=Security is being fair valued in accordance with the Series’ fair valuation policy. At March 31, 2013, the aggregate value of fair valued securities was $0, which represented 0.00% of the Series’ net assets. See Note 1 in "Notes."
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at March 31, 2013.
ϕStep coupon bond. Coupon increases periodically based on a predetermined schedule. Stated rate in effect at March 31, 2013.
*Fully or partially on loan.
**See Note 3 in “Notes” for additional information on securities lending collateral.
©Includes $814,267 of securities loaned.

PIK – Pay-in-kind

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust – Delaware VIP High-Yield Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken for all open federal income tax years (Dec. 31, 2009 – Dec. 31, 2012), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on March 28, 2013.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2013 the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Series was as follows:

Cost of investments	$395,057,069
Aggregate unrealized appreciation	$29,638,701
Aggregate unrealized depreciation	(1,591,180)
Net unrealized appreciation	$28,047,521

For federal income tax purposes, at December 31, 2012, capital loss carryforwards of $6,955,963 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $6,722,565 expires in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Series is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Losses incurred that will be carried forward under the Act are as follows:

Loss carryforward character
Short-term	Long-term
$-	$233,398

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series' investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 - inputs are significant unobservable inputs (including the Series' own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Corporate Debt	$-	$403,708,301	$-	$403,708,301
Common Stock	3,373,205	-	-	3,373,205
Convertible Preferred Stock	-	1,055,106	-	1,055,106
Preferred Stock	4,412,090	3,362,600	-	7,774,690
Short-Term Investments	-	6,644,458	-	6,644,458
Securities Lending Collateral	-	548,830	-	548,830
Total	$7,785,295	$415,319,295	$-	$423,104,590

The securities that have been deemed worthless on the schedule of investments are considered to be Level 3 securities in this table.

During the period ended March 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Series’ net assets at the end of the period.

3. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In October 2008, BNY Mellon transferred certain distressed securities from the Series’ previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

At March 31, 2013, the value of securities on loan was $814,267, for which cash collateral was received and invested in accordance with the Lending Agreement. At March 31, 2013, the value of invested collateral was $548,830. These investments are presented on the schedule of investments under the caption "Securities Lending Collateral”.

4. Credit and Market Risk
The Series invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s and Baa3 by Moody’s Investor Services, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

5. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to March 31, 2013 that would require recognition or disclosure in the Series’ schedule of investments.

Schedule of Investments (Unaudited)

Delaware VIP®–Delaware VIP International Value Equity Series

March 31, 2013

	Number of	Value
	Shares	(U.S. $)
ΔCommon Stock – 96.50%
Australia – 1.47%
Coca-Cola Amatil	48,333	$733,658
		733,658
Canada – 7.63%
AuRico Gold	83,437	525,665
*†CGI Group Class A	70,350	1,912,058
*Yamana Gold	89,368	1,376,787
		3,814,510
China/Hong Kong – 5.43%
CNOOC	456,000	876,454
Techtronic Industries	261,359	636,348
Yue Yuen Industrial Holdings	368,500	1,201,030
		2,713,832
Denmark – 1.72%
Carlsberg Class B	8,826	858,860
		858,860
France – 19.15%
Alstom	19,851	807,911
AXA	67,882	1,166,865
Lafarge	10,131	673,086
*PPR	4,654	1,022,526
Publicis Groupe	10,709	718,077
Sanofi	16,128	1,638,802
Teleperformance	31,958	1,361,893
Total	27,279	1,306,214
Vinci	19,538	880,199
		9,575,573
Germany – 6.10%
Bayerische Motoren Werke	9,240	797,239
Deutsche Post	44,664	1,029,115
Stada Arzneimittel	29,837	1,221,595
		3,047,949
Israel – 3.02%
Teva Pharmaceutical Industries ADR	38,100	1,511,808
		1,511,808
Italy – 0.98%
†UniCredit	114,824	490,133
		490,133
Japan – 19.56%
Don Quijote	30,100	1,331,844
East Japan Railway	16,956	1,392,435
ITOCHU	103,435	1,262,582
*KDDI	18,000	750,558
Mitsubishi UFJ Financial Group	274,735	1,646,133
Nitori Holdings	11,679	899,530
Sumitomo Rubber Industries	32,839	547,724
Toyota Motor	38,043	1,950,041
		9,780,847
Netherlands – 2.08%
*Koninklijke Philips Electronics	35,071	1,037,804
		1,037,804

Norway – 1.91%
Subsea 7	40,907	955,967
		955,967
Republic of Korea – 1.56%
Hyundai Home Shopping Network	6,257	778,304
		778,304
Russia – 1.53%
Mobile Telesystems ADR	37,000	767,380
		767,380
Sweden – 3.68%
*Meda Class A	33,752	400,114
Nordea Bank	127,331	1,442,036
		1,842,150
Switzerland – 8.54%
*Aryzta	33,033	1,949,973
Novartis	21,305	1,513,452
†Transocean	15,500	805,380
		4,268,805
United Kingdom – 12.14%
Greggs	91,268	661,213
National Grid	40,740	473,553
Rexam	118,800	952,194
Rio Tinto	27,464	1,287,377
Standard Chartered	39,896	1,032,661
Tesco	219,666	1,273,505
Vodafone Group	137,139	388,829
		6,069,332
Total Common Stock (cost $40,880,330)		48,246,912

	Principal
	Amount
	(U.S. $)
Short-Term Investments – 3.90%
≠Discount Notes – 0.44%
Federal Home Loan Bank
0.085% 5/24/13	$182,050	182,039
0.12% 4/2/13	37,173	37,173
		219,212
Repurchase Agreements – 1.07%
Bank of America 0.07%, dated 3/28/12, to be
repurchased on 4/1/13, repurchase price $276,429
(collateralized by U.S. government obligations 0.125%-1.50%
8/31/18-1/15/22; market value $281,956)	276,427	276,427

BNP Paribas 0.15%, dated 3/28/13, to be
repurchased on 4/1/13, repurchase price $261,018
(collateralized by U.S. government obligations 0.25%-0.875%
2/28/14-7/31/19; market value $266,495)	261,014	261,014
		537,441
≠U.S. Treasury Obligations – 2.39%
U.S. Treasury Bills
0.04% 4/11/13	230,356	230,354
0.058% 4/18/13	355,219	355,214
0.065% 4/25/13	138,214	138,211
0.065% 5/9/13	139,111	139,104
0.101% 4/15/13	330,536	330,533
		1,193,416
Total Short-Term Investments (cost $1,950,035)		1,950,069

Total Value of Securities Before Securities Lending Collateral – 100.40%
(cost $42,830,365)		50,196,981

	Number of
	Shares
**Securities Lending Collateral – 11.51%
Investment Companies
Delaware Investments Collateral Fund No. 1	5,755,151	$5,755,151
†@Mellon GSL Reinvestment Trust II	220,489	0
Total Securities Lending Collateral (cost $5,975,640)		5,755,151

Total Value of Securities – 111.91%
(cost $48,806,005)		55,952,132	©
**Obligation to Return Securities Lending Collateral – (11.95%)		(5,975,640)
Receivables and Other Assets Net of Other Liabilities – 0.04%		21,380
Net Assets Applicable to 4,646,146 Shares Outstanding – 100.00%		$49,997,872

ΔSecurities have been classified by country of origin.
†Non income producing security.
*Fully or partially on loan.
≠The rate shown is the effective yield at the time of purchase.
**See Note 4 in “Notes” for additional information on securities lending collateral and non-cash collateral.
@Illiquid security. At March 31, 2013, the aggregate value of illiquid securities was $0, which represented 0.00% of the Series’ net assets. See Note 5 in "Notes".
©Includes $5,852,563 of securities loaned.

The following foreign currency exchange contracts were outstanding at March 31, 2013:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to		In Exchange		Settlement	Appreciation
Counterparty	Receive (Deliver)		For		Date	(Depreciation)
MNB	CHF	(9,870)	USD	10,355	4/2/13	$(41)
MNB	EUR	70,426	USD	(90,744)	4/2/13	(465)
						$(506)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount disclosed in the financial statements. The foreign currency exchange contracts presented above represents the Series' total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series' net assets.

1See Note 3 in “Notes.”

Summary of Abbreviations:
ADR – American Depositary Receipt
CHF – Swiss Franc
EUR – European Monetary Unit
MNB – Mellon National Bank
USD – United States Dollar

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust-Delaware VIP International Value Equity Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken for all open federal income tax years (Dec. 31, 2009–Dec. 31, 2012), and has concluded that no provision for federal income tax is required in the Series’ financial statements. In regards to foreign taxes only, the Series has open tax years in certain foreign countries it invests in that may date back to the inception of the Series.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on March 28, 2013.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Series’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series generally does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$49,482,232
Aggregate unrealized appreciation	$9,875,926
Aggregate unrealized depreciation	(3,406,026)
Net unrealized appreciation	$6,469,900

For federal income tax purposes, at December 31, 2012, capital loss carryforwards of $24,941,458 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $11,132,929 expires in 2016 and $12,723,821 expires in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Series is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Losses incurred that will be carried forward under the Act are as follows:

Loss carryforward character
Short-term	Long-term
$-	$5,487

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3–inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series' investments by fair value hierarchy levels as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stock	$48,246,912	$-	$-	$48,246,912
Short-Term Investments	-	1,950,069	-	1,950,069
Securities Lending Collateral	-	5,755,151	-	5,755,151
Total	$48,246,912	$7,705,220	$-	$55,952,132

Foreign Currency Exchange Contracts	$-	$(506)	$-	$(506)

The securities that have been deemed worthless on the schedule of investments are considered to be Level 3 securities in this table.

During the period ended March 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Series. This does not include transfers between Level 1 investments and Level 2 investments due to the Series utilizing international fair value pricing during the period. In accordance with the Fair Valuation Procedures described in Note 1, International Fair Value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Series' policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Series’ net assets at the end of the period.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Series may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series' maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series' exposure to the counterparty.

4. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon's securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In October 2008, BNY Mellon transferred certain distressed securities from the Series' previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand.With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

At March 31, 2013, the value of securities on loan was $5,852,563, for which the Series received collateral, comprised of non-cash collateral valued at $39,546 and cash collateral of $5,975,640. At March 31, 2013, the value of invested collateral was $5,755,151. Investments purchased with cash collateral are presented on the schedule of investments under the caption "Securities Lending Collateral".

5. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of March 31, 2013, there were no Rule 144A securities. Illiquid securities have been identified on the Schedule of Investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to March 31, 2013 that would require recognition or disclosure in the Series’ schedule of investments.

Schedule of Investments (Unaudited)

Delaware VIP® Trust – Delaware VIP Limited-Term Diversified Income Series

March 31, 2013

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
Agency Asset-Backed Securities – 0.00%
Fannie Mae Grantor Trust Series 2003-T4 2A5 5.407% 9/26/33	$22,008	$23,448
Total Agency Asset-Backed Securities (cost $21,830)		23,448

Agency Collateralized Mortgage Obligations – 1.31%
•Fannie Mae Grantor Trust Series 2001-T5 A2 6.991% 2/19/30	21,127	25,099
Fannie Mae REMICs
Series 2002-90 A1 6.50% 6/25/42	658	773
Series 2003-32 PH 5.50% 3/25/32	88,984	91,068
Series 2003-52 NA 4.00% 6/25/23	142,626	153,184
Series 2003-120 BL 3.50% 12/25/18	387,178	407,262
Series 2004-49 EB 5.00% 7/25/24	30,000	33,300
•Series 2005-66 FD 0.504% 7/25/35	464,546	464,806
Series 2005-110 MB 5.50% 9/25/35	10,258	11,266
Series 2011-88 AB 2.50% 9/25/26	265,770	274,152
Series 2011-113 MC 4.00% 12/25/40	380,012	394,965
Series 2326 ZQ 6.50% 6/15/31	36,168	41,349
Series 2931 GC 5.00% 1/15/34	129,093	134,149
•Series 3016 FL 0.593% 8/15/35	246,574	247,179
Series 3027 DE 5.00% 9/15/25	33,410	36,898
•Series 3067 FA 0.553% 11/15/35	2,368,156	2,376,278
Series 3173 PE 6.00% 4/15/35	11,690	12,121
•Series 3232 KF 0.653% 10/15/36	122,349	123,170
•Series 3297 BF 0.443% 4/15/37	797,194	796,226
Series 3416 GK 4.00% 7/15/22	33,963	34,918
Series 3737 NA 3.50% 6/15/25	189,383	198,798
•Series 3780 LF 0.603% 3/15/29	557,850	558,586
•Series 3800 AF 0.703% 2/15/41	5,867,132	5,914,293
•Series 3803 TF 0.603% 11/15/28	551,809	554,724
Series 4163 CW 3.50% 4/15/40	2,661,695	2,806,678
•Freddie Mac Strip Series 19 F 1.059% 6/1/28	6,237	5,981
tFreddie Mac Structured Pass Through Securities
Series T-54 2A 6.50% 2/25/43	1,238	1,488
Series T-58 2A 6.50% 9/25/43	29,673	34,631
Total Agency Collateralized Mortgage Obligations (cost $15,602,347)		15,733,342

Agency Mortgage-Backed Securities – 18.99%
Fannie Mae
4.00% 9/1/20	2,679,231	2,870,151
4.50% 5/1/41	828,844	864,649
6.50% 8/1/17	5,075	5,616
7.00% 11/15/16	2,781	2,832
Fannie Mae ARM
•1.621% 8/1/37	324,009	348,023
•2.079% 1/1/35	1,032,610	1,101,602
•2.292% 12/1/33	13,959	14,683
•2.402% 10/1/33	7,714	8,003
•2.638% 8/1/34	18,478	19,731
•2.645% 4/1/36	224,720	238,935
•2.676% 8/1/37	187,443	200,505
•2.777% 6/1/34	17,639	18,703
•2.782% 9/1/35	263,090	280,496
•2.80% 11/1/35	111,708	119,196
•2.811% 11/1/35	3,494	3,731
•3.081% 3/1/38	5,633	5,982
•3.456% 1/1/41	187,539	198,432
•4.984% 9/1/38	967,534	1,037,986
•5.204% 8/1/35	4,009	4,324
•5.844% 8/1/37	104,071	112,647
•6.028% 6/1/36	43,482	46,879
•6.065% 7/1/36	28,650	30,787
•6.186% 4/1/36	11,915	12,761
•6.244% 8/1/36	27,880	29,613
•6.448% 7/1/36	22,339	23,685

Fannie Mae Relocation 30 yr
Pool 763656 5.00% 1/1/34	3,276	3,516
Pool 763742 5.00% 1/1/34	29,146	31,285
Fannie Mae S.F. 15 yr
2.50% 2/1/28	2,325,366	2,417,929
3.00% 11/1/27	33,102	34,997
4.00% 11/1/25	5,211,531	5,660,749
4.00% 4/1/27	747,617	802,014
4.50% 9/1/20	1,030,521	1,111,307
5.00% 9/1/18	86,592	93,664
5.00% 10/1/18	1,440	1,558
5.00% 2/1/19	2,732	2,999
5.00% 5/1/21	15,720	16,984
5.00% 9/1/25	5,988,418	6,463,458
5.50% 1/1/23	9,440	10,337
5.50% 4/1/23	24,904	27,269
6.00% 3/1/18	470,275	498,338
6.00% 8/1/22	26,124	28,681
7.00% 11/1/14	49	51
7.50% 3/1/15	170	172
8.00% 10/1/16	4,525	4,813
Fannie Mae S.F. 15 yr TBA
2.50% 4/1/28	21,770,000	22,582,974
3.00% 4/1/28	96,029,000	100,961,740
Fannie Mae S.F. 30 yr
3.50% 8/1/42	2,738,504	2,911,543
4.00% 11/1/40	327,781	349,609
4.00% 9/1/41	232,182	247,717
4.00% 1/1/43	4,405,115	4,699,845
4.50% 7/1/36	235,966	254,344
4.50% 4/1/40	349,978	377,565
4.50% 2/1/41	400,046	431,829
4.50% 3/1/41	566,417	611,418
4.50% 8/1/41	1,478,108	1,595,541
4.50% 10/1/41	968,608	1,045,562
4.50% 11/1/41	791,817	854,725
5.00% 4/1/33	349,145	380,444
5.00% 3/1/34	3,636	3,962
6.00% 11/1/34	2,035	2,269
6.00% 4/1/36	4,877	5,354
6.00% 3/1/37	207,098	227,833
6.00% 1/1/38	242,531	266,282
6.00% 10/1/39	2,895,707	3,179,275
6.00% 2/1/41	3,848,201	4,257,634
6.50% 6/1/29	793	929
6.50% 1/1/34	1,260	1,489
6.50% 4/1/36	2,142	2,466
6.50% 6/1/36	7,622	8,593
6.50% 10/1/36	5,359	6,015
6.50% 8/1/37	1,465	1,644
6.50% 12/1/37	8,164	9,147
7.00% 12/1/34	921	1,094
7.00% 12/1/35	1,004	1,190
7.00% 4/1/37	662,176	756,575
7.00% 12/1/37	5,996	7,125
7.50% 6/1/31	9,108	11,117
7.50% 4/1/32	501	601
7.50% 5/1/33	2,357	2,590
7.50% 6/1/34	605	726
9.00% 7/1/20	10,410	11,529
10.00% 8/1/19	7,426	8,304

Fannie Mae S.F. 30 yr TBA
3.50% 4/1/43	15,090,000	15,934,097
3.50% 5/1/43	15,150,000	15,959,577
Freddie Mac ARM
•2.358% 4/1/33	6,919	6,995
•2.763% 7/1/36	81,378	87,059
•2.865% 4/1/34	3,287	3,507
•5.024% 8/1/38	19,966	21,402
•5.074% 7/1/38	1,304,457	1,401,590
•5.679% 6/1/37	227,990	246,606
•5.776% 10/1/36	7,100	7,635
•6.171% 10/1/37	136,327	148,223
Freddie Mac S.F. 15 yr
4.00% 11/1/13	3,216	3,233
4.00% 4/1/26	3,404,461	3,622,527
5.00% 4/1/20	75,901	81,462
5.00% 12/1/22	11,871	12,725
5.50% 7/1/24	1,117,367	1,208,667
8.00% 5/1/15	5,735	5,958
Freddie Mac S.F. 30 yr
4.50% 3/1/42	2,955,848	3,164,019
5.50% 7/1/40	1,101,348	1,195,907
6.00% 2/1/36	1,604,285	1,756,061
6.00% 8/1/38	3,023,720	3,336,147
6.00% 10/1/38	4,524,627	4,997,934
6.00% 5/1/40	2,206,879	2,412,906
7.00% 11/1/33	8,174	9,622
9.00% 4/1/17	670	734
GNMA I S.F. 15 yr 6.00% 1/15/22	1,101,239	1,216,021
GNMA I S.F. 30 yr
7.00% 12/15/34	30,365	35,725
7.50% 1/15/32	904	1,125
GNMA II S.F. 30 yr
12.00% 6/20/14	319	324
12.00% 2/20/16	188	189
Total Agency Mortgage-Backed Securities (cost $226,539,218)		227,766,649

Commercial Mortgage-Backed Securities – 1.48%
•Bear Stearns Commercial Mortgage Securities
Series 2005-PWR7 A3 5.116% 2/11/41	600,000	640,758
Series 2005-T20 A4A 5.147% 10/12/42	455,000	498,528
t•Commercial Mortgage Pass Through Certificates Series 2005-C6 A5A 5.116% 6/10/44	1,665,000	1,808,823
•Credit Suisse First Boston Mortgage Securities Series 2004-C1 A4 4.75% 1/15/37	1,353,186	1,380,094
#DBUBS Mortgage Trust Series 2011-LC1A A3 144A 5.002% 11/10/46	725,000	853,384
Goldman Sachs Mortgage Securities II
•Series 2004-GG2 A6 5.396% 8/10/38	1,470,000	1,535,305
Series 2005-GG4 A4A 4.751% 7/10/39	2,905,000	3,092,802
•Series 2006-GG6 A4 5.553% 4/10/38	915,000	1,011,638
•JPMorgan Chase Commercial Mortgage Securities Series 2005-LDP5 A4 5.201% 12/15/44	3,558,000	3,899,873
Morgan Stanley Capital I
Series 2005-HQ6 A4A 4.989% 8/13/42	1,205,000	1,297,108
•Series 2007-T27 A4 5.651% 6/11/42	1,520,000	1,778,174
Total Commercial Mortgage-Backed Securities (cost $16,395,892)		17,796,487

Convertible Bond – 0.23%
L-3 Communications Holdings 3.00% exercise price $91.21, expiration date 8/1/35	2,765,000	2,809,931
Total Convertible Bond (cost $2,714,391)		2,809,931

Corporate Bonds – 49.20%
Banking – 6.66%
Abbey National Treasury Services 4.00% 4/27/16	2,325,000	2,474,126
#Bank Nederlandse Gemeenten 144A
1.375% 3/19/18	1,754,000	1,770,593
2.50% 1/23/23	2,822,000	2,821,949
Bank of America
2.00% 1/11/18	9,080,000	9,047,049
3.30% 1/11/23	1,350,000	1,333,938
Bank of New York Mellon 1.969% 6/20/17	1,830,000	1,889,171
BB&T 5.20% 12/23/15	1,670,000	1,855,914
BBVA U.S. Senior 4.664% 10/9/15	1,420,000	1,457,032
•Branch Banking & Trust 0.60% 9/13/16	4,500,000	4,453,700
Comerica 3.00% 9/16/15	2,185,000	2,300,919
#•Commonwealth Bank of Australia 144A 0.56% 9/17/14	13,340,000	13,399,670
Fifth Third Bancorp 3.625% 1/25/16	1,860,000	1,989,685
JPMorgan Chase 3.45% 3/1/16	7,105,000	7,559,052
•JPMorgan Chase Bank 0.61% 6/13/16	605,000	595,832
KeyBank 5.45% 3/3/16	1,780,000	1,997,334
#Nederlandse Waterschapsbank 144A 0.75% 3/29/16	1,355,000	1,353,436
PNC Bank 2.95% 1/30/23	3,085,000	3,073,437
Santander Holdings USA
3.00% 9/24/15	2,385,000	2,446,903
4.625% 4/19/16	795,000	850,759
•SunTrust Bank 0.578% 8/24/15	585,000	576,338
SunTrust Banks 3.60% 4/15/16	1,505,000	1,612,785
•UBS 1.301% 1/28/14	1,276,000	1,282,677
US Bancorp
3.15% 3/4/15	750,000	788,051
4.20% 5/15/14	1,860,000	1,939,498
•USB Capital IX 3.50% 10/29/49	2,220,000	2,064,822
#•USB Realty 144A 1.451% 12/22/49	200,000	174,250
•Wachovia 0.674% 10/15/16	10,000	9,894
Wells Fargo
2.625% 12/15/16	1,450,000	1,525,139
3.45% 2/13/23	4,345,000	4,383,292
•Wells Fargo Bank 0.50% 5/16/16	545,000	536,505
Zions Bancorporation
4.50% 3/27/17	1,695,000	1,812,131
7.75% 9/23/14	475,000	516,597
		79,892,478
Basic Industry – 2.85%
Airgas
1.65% 2/15/18	1,840,000	1,845,062
2.375% 2/15/20	1,155,000	1,154,329
#Anglo American Capital 144A 2.15% 9/27/13	1,095,000	1,101,155
BHP Billiton Finance USA 1.875% 11/21/16	6,860,000	7,081,331
Cabot 2.55% 1/15/18	2,675,000	2,752,867
CF Industries 6.875% 5/1/18	4,740,000	5,685,469
Dow Chemical 5.90% 2/15/15	3,415,000	3,734,268
EI du Pont de Nemours 2.80% 2/15/23	1,915,000	1,949,114
#Freeport-McMoRan Copper & Gold 144A
2.375% 3/15/18	2,405,000	2,417,857
3.875% 3/15/23	2,315,000	2,326,362
#Georgia-Pacific 144A 5.40% 11/1/20	2,365,000	2,802,740
International Paper 9.375% 5/15/19	375,000	516,008

Lubrizol 5.50% 10/1/14	790,000	849,095
		34,215,657
Brokerage – 0.51%
Jefferies Group
5.125% 1/20/23	3,115,000	3,304,460
5.875% 6/8/14	820,000	871,250
Lazard Group
6.85% 6/15/17	733,000	843,542
7.125% 5/15/15	949,000	1,050,302
		6,069,554
Capital Goods – 1.40%
Caterpillar 1.50% 6/26/17	3,665,000	3,723,893
John Deere Capital 1.70% 1/15/20	2,255,000	2,224,415
United Technologies 1.80% 6/1/17	4,425,000	4,568,906
#URS 144A 4.10% 4/1/17	3,585,000	3,729,074
Waste Management 2.60% 9/1/16	2,365,000	2,481,079
		16,727,367
Communications – 4.91%
AT&T 1.70% 6/1/17	6,715,000	6,801,563
#CC Holdings 144A 3.849% 4/15/23	4,695,000	4,739,828
#COX Communications 144A 5.875% 12/1/16	1,550,000	1,808,822
#Crown Castle Towers 144A 3.214% 8/15/15	795,000	829,895
#Deutsche Telekom International Finance 144A 2.25% 3/6/17	2,975,000	3,050,553
DIRECTV Holdings
2.40% 3/15/17	1,980,000	2,032,723
3.50% 3/1/16	1,510,000	1,604,630
Discovery Communications
3.25% 4/1/23	835,000	848,990
3.70% 6/1/15	2,650,000	2,808,958
eBay 1.35% 7/15/17	675,000	683,173
Interpublic Group
2.25% 11/15/17	1,155,000	1,155,993
3.75% 2/15/23	1,500,000	1,458,180
#NBCUniversal Enterprise 144A
1.662% 4/15/18	1,190,000	1,193,545
1.974% 4/15/19	895,000	898,748
Rogers Communications 7.50% 3/15/15	1,262,000	1,422,553
Symantec 2.75% 6/15/17	1,600,000	1,651,670
Telecom Italia Capital
4.95% 9/30/14	345,000	357,752
5.25% 11/15/13	300,000	306,300
Time Warner Cable
5.85% 5/1/17	6,205,000	7,212,587
7.50% 4/1/14	1,420,000	1,514,771
8.25% 2/14/14	495,000	526,673
Verizon Communications
•0.894% 3/28/14	2,200,000	2,212,404
2.00% 11/1/16	8,835,000	9,126,095
Virgin Media Secured Finance 6.50% 1/15/18	2,200,000	2,354,000
Vodafone Group 2.95% 2/19/23	2,335,000	2,332,172
		58,932,578
Consumer Cyclical – 6.96%
Amazon.com 2.50% 11/29/22	3,000,000	2,925,753
#American Honda Finance 144A 1.60% 2/16/18	4,665,000	4,726,387
*Brinker International 5.75% 6/1/14	1,000,000	1,052,039
Carnival 1.20% 2/5/16	5,925,000	5,936,702
Costco Wholesale 1.70% 12/15/19	7,215,000	7,224,040
#Daimler Finance North America 144A 1.875% 1/11/18	5,550,000	5,599,378
Dollar General 4.125% 7/15/17	465,000	501,619
Ford Motor Credit
3.984% 6/15/16	1,200,000	1,272,304
4.25% 2/3/17	4,285,000	4,589,801

Historic TW 6.875% 6/15/18	1,340,000	1,673,823
#Hyundai Capital America 144A
2.125% 10/2/17	260,000	262,398
4.00% 6/8/17	1,445,000	1,556,704
Lowe's 1.625% 4/15/17	5,440,000	5,560,724
Mattel 1.70% 3/15/18	4,085,000	4,112,120
•Target 0.473% 7/18/14	8,700,000	8,720,376
Time Warner
3.15% 7/15/15	2,200,000	2,318,217
5.875% 11/15/16	2,145,000	2,496,443
Viacom
2.50% 12/15/16	4,960,000	5,172,635
3.25% 3/15/23	995,000	1,001,396
Walgreen 1.80% 9/15/17	7,175,000	7,270,406
Wal-Mart Stores 1.50% 10/25/15	1,970,000	2,022,051
#Wesfarmers 144A 1.874% 3/20/18	2,300,000	2,322,522
Wyndham Worldwide
2.50% 3/1/18	1,200,000	1,208,161
2.95% 3/1/17	3,880,000	3,996,353
		83,522,352
Consumer Non-Cyclical – 9.06%
#AbbVie 144A 1.75% 11/6/17	5,475,000	5,547,681
#ADT 144A 2.25% 7/15/17	1,650,000	1,658,040
Allergan 1.35% 3/15/18	1,670,000	1,677,988
Anheuser-Busch 5.60% 3/1/17	1,990,000	2,315,252
Anheuser-Busch InBev Worldwide 1.375% 7/15/17	5,450,000	5,501,083
Cardinal Health 1.70% 3/15/18	2,740,000	2,734,791
CareFusion
#144A 3.30% 3/1/23	1,875,000	1,892,998
6.375% 8/1/19	980,000	1,186,254
ConAgra Foods 1.90% 1/25/18	6,655,000	6,728,497
CR Bard 1.375% 1/15/18	5,465,000	5,463,645
Dr. Pepper Snapple Group 2.00% 1/15/20	4,395,000	4,344,128
Express Scripts Holding 3.50% 11/15/16	3,660,000	3,946,366
#Heineken 144A 1.40% 10/1/17	7,635,000	7,608,536
#Imperial Tobacco Finance 144A 2.05% 2/11/18	4,600,000	4,634,219
Ingredion 1.80% 9/25/17	2,460,000	2,467,385
#Korea Expressway 144A 1.875% 10/22/17	1,855,000	1,856,410
Kraft Foods Group 2.25% 6/5/17	5,115,000	5,311,677
Medtronic 1.375% 4/1/18	5,850,000	5,857,032
Molson Coors Brewing 2.00% 5/1/17	4,240,000	4,343,867
Mondelez International 2.625% 5/8/13	1,750,000	1,753,430
Newell Rubbermaid 2.05% 12/1/17	1,160,000	1,167,715
#Pernod-Ricard 144A
2.95% 1/15/17	3,560,000	3,742,404
5.75% 4/7/21	1,145,000	1,362,898
Quest Diagnostics
3.20% 4/1/16	3,325,000	3,495,007
5.45% 11/1/15	2,200,000	2,426,497
#SABMiller Holdings 144A 2.45% 1/15/17	4,980,000	5,188,836
Stryker 1.30% 4/1/18	5,055,000	5,040,396
Western Union
2.875% 12/10/17	1,595,000	1,620,554
3.65% 8/22/18	610,000	630,184
Yale University 2.90% 10/15/14	829,000	859,728
#Zoetis 144A 1.875% 2/1/18	6,290,000	6,337,835
		108,701,333
Electric – 1.67%
American Electric Power 1.65% 12/15/17	2,770,000	2,782,484
Appalachian Power 3.40% 5/24/15	1,445,000	1,520,150
CenterPoint Energy 5.95% 2/1/17	1,675,000	1,947,832
Duke Energy Carolinas 1.75% 12/15/16	4,890,000	5,044,701

#•Electricite de France 144A 5.25% 12/29/49	2,255,000	2,244,462
Jersey Central Power & Light 5.625% 5/1/16	1,825,000	2,053,578
Kansas City Power & Light 6.375% 3/1/18	3,715,000	4,465,794
		20,059,001
Energy – 4.62%
Apache 1.75% 4/15/17	3,490,000	3,554,275
#BG Energy Capital 144A 2.875% 10/15/16	3,535,000	3,748,189
Murphy Oil
2.50% 12/1/17	1,975,000	1,985,365
3.70% 12/1/22	1,190,000	1,158,410
National Oilwell Varco 1.35% 12/1/17	7,130,000	7,168,610
Noble Holding International 3.05% 3/1/16	6,710,000	7,003,361
Petrobras International Finance 3.50% 2/6/17	5,455,000	5,645,887
Petrohawk Energy 7.875% 6/1/15	5,135,000	5,314,581
#Schlumberger Investment 144A 1.95% 9/14/16	2,875,000	2,969,395
#Schlumberger Norge 144A 1.95% 9/14/16	3,675,000	3,795,661
Sempra Energy 2.30% 4/1/17	3,460,000	3,599,749
Shell International Finance 3.10% 6/28/15	980,000	1,036,384
Statoil 2.45% 1/17/23	3,645,000	3,593,489
Transocean
2.50% 10/15/17	2,025,000	2,052,815
3.80% 10/15/22	1,275,000	1,258,513
#Woodside Finance 144A
4.50% 11/10/14	1,100,000	1,161,398
8.125% 3/1/14	290,000	308,632
		55,354,714
Finance Companies – 1.87%
#CDP Financial 144A 3.00% 11/25/14	2,065,000	2,146,625
#ERAC USA Finance 144A
1.40% 4/15/16	4,160,000	4,187,310
2.25% 1/10/14	3,120,000	3,157,247
2.75% 7/1/13	585,000	588,141
General Electric Capital
•0.54% 9/15/14	1,390,000	1,391,218
#144A 3.80% 6/18/19	1,355,000	1,460,530
4.375% 9/16/20	2,560,000	2,863,457
6.00% 8/7/19	5,490,000	6,674,243
		22,468,771
Insurance – 2.74%
American International Group
6.40% 12/15/20	1,940,000	2,406,364
8.25% 8/15/18	2,935,000	3,810,936
•Chubb 6.375% 3/29/67	1,190,000	1,313,463
#ING US 144A 2.90% 2/15/18	4,720,000	4,792,896
MetLife
1.756% 12/15/17	3,605,000	3,653,379
6.75% 6/1/16	2,015,000	2,370,533
#Metropolitan Life Global Funding I 144A
3.00% 1/10/23	1,655,000	1,661,375
3.125% 1/11/16	2,965,000	3,138,574
Principal Financial Group 1.85% 11/15/17	3,665,000	3,707,232
Prudential Financial 3.875% 1/14/15	30,000	31,578
WellPoint 1.875% 1/15/18	5,925,000	6,007,736
		32,894,066
Natural Gas – 2.00%
Energy Transfer Partners
*3.60% 2/1/23	2,280,000	2,273,534
8.50% 4/15/14	93,000	100,131
Enterprise Products Operating
3.20% 2/1/16	2,500,000	2,654,465
9.75% 1/31/14	805,000	865,084
#GDF Suez 144A 1.625% 10/10/17	5,370,000	5,403,627

Kinder Morgan Energy Partners 3.50% 9/1/23	1,530,000	1,554,384
Spectra Energy Capital 3.30% 3/15/23	1,295,000	1,302,055
Sunoco Logistics Partners Operations 3.45% 1/15/23	3,305,000	3,276,666
TransCanada Pipelines
3.40% 6/1/15	1,480,000	1,565,846
•6.35% 5/15/67	415,000	443,093
Williams Partners 7.25% 2/1/17	3,821,000	4,600,392
		24,039,277
Real Estate – 1.10%
#American Tower Trust I 144A 1.551% 3/15/18	3,090,000	3,113,476
Health Care REIT 3.625% 3/15/16	2,490,000	2,639,965
Simon Property Group 2.80% 1/30/17	5,650,000	5,959,321
Ventas Realty 2.70% 4/1/20	1,455,000	1,462,073
		13,174,835
Technology – 2.56%
Corning 1.45% 11/15/17	2,730,000	2,744,608
Hewlett-Packard
3.00% 9/15/16	1,830,000	1,895,723
3.30% 12/9/16	1,565,000	1,631,257
Intel 2.70% 12/15/22	2,080,000	2,065,186
International Business Machines
1.25% 2/6/17	6,800,000	6,874,181
1.25% 2/8/18	1,240,000	1,246,995
Microsoft 2.125% 11/15/22	1,925,000	1,885,607
National Semiconductor 6.60% 6/15/17	925,000	1,123,461
NetApp
2.00% 12/15/17	1,900,000	1,912,751
3.25% 12/15/22	1,335,000	1,317,004
Oracle 5.75% 4/15/18	185,000	223,479
Xerox
•1.11% 5/16/14	1,410,000	1,407,996
4.25% 2/15/15	3,500,000	3,688,360
6.35% 5/15/18	2,250,000	2,639,936
		30,656,544
Transportation – 0.29%
Burlington Northern Santa Fe 7.00% 2/1/14	1,585,000	1,668,332
CSX 5.60% 5/1/17	950,000	1,106,367
#Penske Truck Leasing 144A 3.75% 5/11/17	630,000	675,555
		3,450,254
Total Corporate Bonds (cost $579,600,991)		590,158,781

Municipal Bonds – 1.34%
California State Department of Water Resources Power Supply Revenue 5.00% 5/1/13	4,370,000	4,389,403
Railsplitter Tobacco Settlement Authority, Illinois Revenue 5.00% 6/1/15	1,475,000	1,598,546
State of California 2.50% 6/20/13	10,000,000	10,053,800
Total Municipal Bonds (cost $15,946,052)		16,041,749

Non-Agency Asset-Backed Securities – 22.36%
•Ally Master Owner Trust
Series 2010-4 A 1.273% 8/15/17	8,465,000	8,593,135
Series 2011-1 A1 1.073% 1/15/16	8,470,000	8,515,416
Series 2012-3 A1 0.903% 6/15/17	6,500,000	6,540,606
•American Express Credit Account Master Trust
Series 2011-1 A 0.373% 4/17/17	3,270,000	3,274,585
Series 2011-1 B 0.903% 4/17/17	3,100,000	3,118,343
Series 2012-4 A 0.443% 5/15/20	2,025,000	2,021,300
•Ameriquest Mortgage Securities Series 2003-11 AF6 5.64% 12/25/33	26,907	27,454
#•ARI Fleet Lease Trust144A
Series 2012-A A 0.753% 3/15/20	3,008,291	3,017,755
Series 2012-B A 0.503% 1/15/21	5,142,303	5,129,694
•Bank of America Credit Card Trust
Series 2007-A4 A4 0.243% 11/15/19	2,150,000	2,131,347
Series 2007-A6 A6 0.263% 9/15/16	2,115,000	2,115,459
Series 2008-C5 C5 4.953% 3/15/16	7,550,000	7,738,516

#•BMW Floorplan Master Owner Trust Series 2012-1A A 144A 0.603% 9/15/17	2,500,000	2,507,703
BMW Vehicle Lease Trust Series 2012-1 A3 0.75% 2/20/15	3,075,000	3,082,826
#•Cabela's Master Credit Card Trust 144A
Series 2010-2A A2 0.903% 9/17/18	2,295,000	2,321,041
Series 2012-1A A2 0.733% 2/18/20	2,450,000	2,470,369
Series 2012-2A A2 0.683% 6/15/20	9,000,000	9,018,989
Capital One Multi-Asset Execution Trust
•Series 2004-A1 A1 0.413% 12/15/16	1,355,000	1,355,848
•Series 2007-A5 A5 0.243% 7/15/20	5,250,000	5,210,394
Series 2007-A7 A7 5.75% 7/15/20	665,000	798,596
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-3 1A6 4.707% 6/25/32	16,697	16,754
•Chase Issuance Trust
Series 2012-A6 A 0.333% 8/15/17	6,000,000	6,001,824
Series 2012-A9 A9 0.353% 10/16/17	5,300,000	5,304,092
Series 2012-A10 A10 0.463% 12/16/19	3,215,000	3,215,000
Series 2013-A2 A2 0.303% 2/15/17	4,000,000	4,000,736
#•Chesapeake Funding 144A
Series 2009-2A A 1.953% 9/15/21	4,945,931	4,966,848
Series 2012-1A A 0.953% 11/7/23	4,080,000	4,097,316
Series 2012-2A A 0.653% 5/7/24	4,030,000	4,029,331
#•Citibank Omni Master Trust Series 2009-A14A A14 144A 2.953% 8/15/18	9,375,000	9,704,587
Conseco Financial Series GT 1997-6 A8 7.07% 1/15/29	184,101	196,009
•Discover Card Master Trust
Series 2011-A1 A1 0.553% 8/15/16	1,495,000	1,498,314
Series 2011-A3 A 0.413% 3/15/17	4,580,000	4,593,424
Series 2011-A4 A4 0.553% 5/15/19	1,000,000	1,007,145
Series 2012-A4 A4 0.573% 11/15/19	5,135,000	5,162,503
Series 2012-A5 A5 0.403% 1/16/18	4,350,000	4,355,046
Series 2013-A1 A1 0.503% 8/17/20	4,925,000	4,925,000
#Enterprise Fleet Financing 144A
Series 2011-3 A2 1.62% 5/20/17	2,481,615	2,496,857
Series 2012-1 A2 1.14% 11/20/17	462,946	464,861
•Ford Credit Floorplan Master Owner Trust
#Series 2010-3 A2 144A 1.903% 2/15/17	7,375,000	7,577,901
Series 2011-1 A2 0.803% 2/15/16	5,310,000	5,330,704
Series 2013-1 A2 0.583% 1/15/18	4,600,000	4,597,410
GE Capital Credit Card Master Note Trust
•Series 2011-1 A 0.753% 1/15/17	1,100,000	1,104,565
Series 2012-6 A 1.36% 8/17/20	1,005,000	1,013,479
•GE Dealer Floorplan Master Note Trust
Series 2012-1 A 0.773% 2/20/17	4,955,000	4,981,440
Series 2012-2 A 0.953% 4/22/19	14,920,000	15,114,213
Series 2012-3 A 0.693% 6/20/17	8,355,000	8,392,656
GE Equipment Transportation Series 2013-1 A3 0.69% 11/25/16	3,280,000	3,278,304
#Golden Credit Card Trust 144A
Series 2012-2A A1 1.77% 1/15/19	540,000	554,541
•Series 2012-3A A 0.653% 7/17/17	7,725,000	7,782,358
Series 2012-5A A 0.79% 9/15/17	565,000	566,055
•Series 2013-1A A 0.452% 2/15/18	5,800,000	5,800,000
#•Gracechurch Card Funding Series 2012-1A A1 144A 0.903% 2/15/17	7,315,000	7,392,817
#•MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	5,634	5,706
MBNA Credit Card Master Note Trust Series 2004-B1 B1 4.45% 8/15/16	2,525,000	2,616,418
#•Mercedes-Benz Master Owner Trust Series 2012-BA A 144A 0.473% 11/15/16	3,450,000	3,450,000
#•Navistar Financial Dealer Note Master Trust Series 2011-1 A 144A 1.354% 10/25/16	1,390,000	1,396,098
#Navistar Financial Owner Trust Series 2012-A A2 144A 0.85% 3/18/15	1,728,503	1,730,908
•Nissan Master Owner Trust Receivables
Series 2012-A A 0.673% 5/15/17	9,717,000	9,758,772
Series 2013-A A 0.503% 2/15/18	3,995,000	3,995,000
#•Penarth Master Issuer 144A
Series 2011-2A A1 0.953% 11/18/15	3,100,000	3,109,796
Series 2012-1A A1 0.773% 3/18/14	7,100,000	7,135,876

#•PFS Financing 144A
Series 2012-AA A 1.403% 2/15/16	3,875,000	3,900,312
Series 2013-AA A 0.753% 2/15/18	4,865,000	4,864,898
•Residential Asset Securities Series 2006-KS3 AI3 0.374% 4/25/36	44,257	42,992
•Residential Funding Mortgage Securities II Series 2001-HS2 A5 7.42% 4/25/31	309	308
#•Trafigura Securitisation Finance Series 2012-1A A 144A 2.603% 10/15/15	1,977,000	2,017,158
#•Volkswagen Credit Auto Master Trust Series 2011-1A Note 144A 0.883% 9/20/16	5,640,000	5,678,076
Total Non-Agency Asset-Backed Securities (cost $268,117,607)		268,213,784

Non-Agency Collateralized Mortgage Obligations – 0.02%
•American Home Mortgage Investment Trust Series 2005-2 5A1 5.064% 9/25/35	44,625	45,194
Bank of America Alternative Loan Trust
Series 2005-3 2A1 5.50% 4/25/20	52,364	54,848
Series 2005-6 7A1 5.50% 7/25/20	40,010	41,625
t•Countrywide Home Loan Mortgage Pass Through Trust
Series 2003-21 A1 3.105% 5/25/33	8,797	8,813
Series 2003-46 1A1 3.037% 1/19/34	8,418	8,459
#•GSMPS Mortgage Loan Trust Series 1998-3 A 144A 7.75% 9/19/27	11,628	12,295
•MASTR ARM Trust
Series 2003-6 1A2 2.825% 12/25/33	7,790	7,760
Series 2005-6 7A1 5.304% 6/25/35	33,201	32,494
tWashington Mutual Mortgage Pass Through Certificates Series 2003-S10 A2 5.00% 10/25/18	23,168	23,903
Total Non-Agency Collateralized Mortgage Obligations (cost $213,652)		235,391

U.S. Treasury Obligations – 4.24%
U.S. Treasury Notes
0.75% 2/28/18	4,345,000	4,344,661
2.00% 2/15/23	4,710,000	4,770,349
∞3.125% 8/31/13	41,225,000	41,740,382
Total U.S. Treasury Obligations (cost $51,532,786)		50,855,392

	Number of
	Shares
Preferred Stock – 0.23%
•PNC Financial Services Group 8.25%	2,765,000	2,795,683
Total Preferred Stock (cost $2,587,573)		2,795,683

	Principal
	Amount
	(U.S. $)
ΔRegional Bond – 0.13%
Canada – 0.13%
Province of Manitoba 1.125% 6/1/18	$1,615,000	1,615,872
Total Regional Bond (cost $1,613,385)		1,615,872

ΔSovereign Bond – 0.13%
Norway – 0.13%
#Kommunalbanken 144A 1.00% 3/15/18	1,522,000	1,511,611
Total Sovereign Bond (cost $1,511,574)		1,511,611

Short-Term Investments – 13.46%
≠Discount Note – 2.09%
Federal Home Loan Bank
0.085% 5/24/13	17,913,480	17,912,423
0.12% 4/2/13	7,117,201	7,117,201
		25,029,624
Repurchase Agreements – 2.27%
Bank of America 0.07%, dated 3/28/13, to be
repurchased on 4/1/13, repurchase price $14,023,460
(collateralized by U.S. government obligations 0.125%-1.50%
8/31/18-1/15/22; market value $14,303,819)	14,023,351	14,023,351

BNP Paribas 0.15%, dated 3/28/13, to be
repurchased on 4/1/13, repurchase price $13,241,630
(collateralized by U.S. government obligations 0.25%-0.875%
2/28/14-7/31/19; market value $13,519,491)	13,241,409	13,241,409
		27,264,760

≠U.S. Treasury Obligations – 9.10%
U.S. Treasury Bills
0.04% 4/11/13	12,448,894	12,448,795
0.058% 4/18/13	36,304,802	36,304,257
0.065% 4/25/13	8,079,552	8,079,374
0.065% 5/9/13	22,841,626	22,840,529
0.101% 4/15/13	29,435,275	29,435,040
		109,107,995
Total Short-Term Investments (cost $161,399,380)		161,402,379

Total Value of Securities Before Securities Lending Collateral – 113.12%
(cost $1,343,796,678)		1,356,960,499

	Number of
	Shares
**Securities Lending Collateral – 0.01%
Investment Companies
Delaware Investments Collateral Fund No.1	83,992	83,992
†@Mellon GSL Reinvestment Trust II	47,849	0
Total Securities Lending Collateral (cost $131,841)		83,992

Total Value of Securities – 113.13%
(cost $1,343,928,519)		1,357,044,491 ©
**Obligation to Return Securities Lending Collateral – (0.01%)		(131,841)
zOther Liabilities Net of Receivables and Other Assets – (13.12%)		(157,317,801)
Net Assets Applicable to 120,041,355 Shares Outstanding – 100.00%		$1,199,594,849

•Variable rate security. The rate shown is the rate as of March 31, 2013. Interest rates reset periodically.
tPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2013, the aggregate value of Rule 144A securities was $258,833,957, which represented 21.58% of the Series’ net assets. See Note 5 in "Notes."
*Fully or partially on loan.
∞Fully or partially pledged as collateral for futures contracts.
ΔSecurities have been classified by country of origin.
≠The rate shown is the effective yield at the time of purchase.
**See Note 4 in "Notes" for additional information on securities lending collateral.
†Non income producing security.
@Illiquid security. At March 31, 2013, the aggregate value of illiquid securities was $0, which represented 0.00% of the Series’ net assets. See Note 5 in "Notes."
©Includes $126,143 of securities loaned.
zOf this amount, $187,349,796 represents payable for securities purchased as of March 31, 2013.

The following futures contracts were outstanding at March 31, 2013:1

Futures Contracts

				Unrealized
				Appreciation
Contracts to Sell	Notional Cost	Notional Value	Expiration Date	(Depreciation)
1,748 U.S. Treasury 10 yr Notes	$(228,101,355)	$(230,708,687)	6/29/13	$(2,607,332)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

1See Note 3 in “Notes.”

Summary of Abbreviations:
ARM – Adjustable Rate Mortgage
GNMA – Government National Mortgage Association
GSMPS – Goldman Sachs Reperforming Mortgage Securities
MASTR – Mortgage Asset Securitization Transactions, Inc.
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
yr – Year

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust-Delaware VIP Limited-Term Diversified Income Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Swap prices are derived using daily swap curves and models that incorporate a number of market date factors, such as discounted cash flows, trades and values of the underlying reference instruments. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts are valued at the mean between the bid and ask prices of the contracts, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open federal income tax years (Dec. 31, 2009–Dec. 31, 2012), and has concluded that no provision for federal income tax is required in the Series’ financial statements. In regards to foreign taxes only, the Series has open tax years in certain foreign countries it invests in that may date back to the inception of the Series.

Class Accounting – Investment income and common expenses are allocated to the classes of the Series on the basis of “settled shares” of each class in relation to the net assets of the Series. Realized and unrealized gain (loss) on investments is allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on March 28, 2013.

To Be Announced Trades – The Series may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., "when issued," "delayed delivery," "forward commitment," or "TBA transactions") consistent with the Series’ ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Series to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Series on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Series’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series generally isolates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Series declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2013, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$1,344,029,428
Aggregate unrealized appreciation	$16,225,048
Aggregate unrealized depreciation	(3,209,985)
Net unrealized appreciation	$13,015,063

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 - inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series' investments by fair value hierarchy levels as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$-	$529,769,101	$-	$529,769,101
Corporate Debt	-	591,198,119	1,770,593	592,968,712
Foreign Debt	-	3,127,483	-	3,127,483
Municipal Bonds	-	16,041,749	-	16, 041,749
Preferred Stock	-	2,795,683	-	2,795,683
U.S. Treasury Obligations	-	50,855,392	-	50,855,392
Short-Term Investments	-	161,402,379	-	161,402,379
Securities Lending Collateral	-	83,992	-	83,992
Total	$-	$1,355,273,898	$1,770,593	$1,357,044,491

Futures Contracts	$(2,607,332)	$-	$-	$(2,607,332)

The securities that have been deemed worthless on the schedule of investments are considered to be Level 3 securities in this table.

During the period ended March 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Series. The Series' policy is to recognize transfers between levels at the end of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Series’ net assets at the end of the period.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Series may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty. No foreign currency exchange contracts were outstanding at March 31, 2013.

Futures Contracts – A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Series may use futures in the normal course of pursuing its investment objective. The Series may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Series deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Series because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Swap Contracts – The Series may enter into CDS contracts in the normal course of pursuing its investment objective. The Series may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Series in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended March 31, 2013, the Series entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses on swap contracts. Upon payment, such amounts are recorded as realized losses on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For the period ended March 31, 2013, the Series did not enter into any CDS contracts as a seller of protection.

CDS contracts may involve greater risks than if the Series had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Series’ maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Series terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statement of net assets. There were no swap contracts outstanding at March 31, 2013.

4. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In October 2008, BNY Mellon transferred certain distressed securities from the Series’ previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

At March 31, 2013, the value of securities on loan was $126,143, for which cash collateral was received and invested in accordance with the Lending Agreement. At March 31, 2013, the value of invested collateral was $83,992. These investments are presented on the schedule of investments under the caption "Securities Lending Collateral".

5. Credit and Market Risk
The Series invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Series’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s and Baa3 by Moody’s Investor Services, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to March 31, 2013 that would require recognition or disclosure in the Series’ schedule of investments.

Schedule of Investments (Unaudited)

Delaware VIP® Trust – Delaware VIP REIT Series

March 31, 2013

	Number of
	Shares	Value
Common Stock – 97.68%
Diversified REITs – 6.56%
CapLease	141,625	$902,151
First Potomac Realty Trust	179,775	2,666,063
Lexington Realty Trust	410,188	4,840,218
Vornado Realty Trust	214,568	17,946,468
Washington Real Estate Investment Trust	104,475	2,908,584
		29,263,484
Healthcare REITs – 12.57%
HCP	314,985	15,705,152
Health Care REIT	113,420	7,702,352
Healthcare Realty Trust	296,250	8,410,538
Healthcare Trust of America Class A	332,250	3,903,938
Senior Housing Properties Trust	153,025	4,105,661
Ventas	222,699	16,301,566
		56,129,207
Hotel REITs – 5.91%
Host Hotels & Resorts	642,533	11,237,902
*RLJ Lodging Trust	198,200	4,511,032
†Strategic Hotels & Resorts	420,139	3,508,161
Summit Hotel Properties	382,325	4,002,943
†Sunstone Hotel Investors	255,395	3,143,912
		26,403,950
Industrial REITs – 5.27%
DCT Industrial Trust	638,883	4,727,734
First Industrial Realty Trust	176,315	3,020,276
ProLogis	394,827	15,785,184
		23,533,194
Mall REITs – 16.91%
CBL & Associates Properties	249,037	5,877,273
General Growth Properties	464,877	9,241,755
Macerich	119,635	7,702,101
Simon Property Group	331,978	52,638,432
		75,459,561
Manufactured Housing REIT – 1.11%
Equity Lifestyle Properties	64,789	4,975,795
		4,975,795
Multifamily REITs – 16.39%
American Campus Communities	109,585	4,968,584
Apartment Investment & Management	250,675	7,685,696
AvalonBay Communities	79,370	10,053,798
BRE Properties	58,979	2,871,098
Camden Property Trust	171,771	11,797,231
Colonial Properties Trust	265,450	6,001,825
Equity Residential	342,375	18,851,167
Essex Property Trust	52,820	7,953,636
Post Properties	63,500	2,990,850
		73,173,885
Office REITs – 10.34%
Boston Properties	165,340	16,709,260
Corporate Office Properties Trust	260,755	6,956,943
Kilroy Realty	107,440	5,629,856
Parkway Properties	162,150	3,007,883
SL Green Realty	160,838	13,849,760
		46,153,702

Office/Industrial REITs – 4.21%
*Digital Realty Trust	69,345	4,639,874
Liberty Property Trust	235,380	9,356,355
PS Business Parks	60,790	4,797,547
		18,793,776
Self-Storage REITs – 5.34%
Extra Space Storage	114,335	4,489,935
Public Storage	127,007	19,345,707
		23,835,642
Shopping Center REITs – 9.65%
DDR	367,902	6,408,853
Federal Realty Investment Trust	55,639	6,011,238
Kimco Realty	508,319	11,386,345
Ramco-Gershenson Properties Trust	293,725	4,934,580
Regency Centers	160,514	8,492,795
Tanger Factory Outlet Centers	161,825	5,854,829
		43,088,640
Single Tenant REIT – 1.60%
*National Retail Properties	197,197	7,132,615
		7,132,615
Specialty REITs – 1.82%
American Tower	67,775	5,213,253
Rayonier	48,994	2,923,472
		8,136,725
Total Common Stock (cost $379,132,591)		436,080,176

	Principal
	Amount
Short-Term Investments – 2.50%
≠Discount Note – 0.21%
Federal Home Loan Bank Discount Note 0.085% 5/24/13	$927,706	927,651
		927,651

Repurchase Agreements – 0.57%
Bank of America 0.07%, dated 3/28/12, to be
repurchased on 4/1/13, repurchase price $1,315,329
(collateralized by U.S. government obligations 0.125%-1.50%
8/31/18-1/15/22; market value $1,341,625)	1,315,319	1,315,319

BNP Paribas 0.15%, dated 3/28/13, to be
repurchased on 4/1/13, repurchase price $1,241,997
(collateralized by U.S. government obligations 0.25%-0.875%
2/28/14-7/31/19; market value $1,268,059)	1,241,976	1,241,976
		2,557,295
≠U.S. Treasury Obligations – 1.72%
U. S. Treasury Bills
0.04% 4/11/13	1,096,099	1,096,090
0.058% 4/18/13	1,810,158	1,810,131
0.065% 4/25/13	657,659	657,645
0.065% 5/9/13	2,207,561	2,207,454
0.101% 4/15/13	1,898,206	1,898,190
		7,669,510
Total Short-Term Investments (cost $11,154,251)		11,154,456

Total Value of Securities Before Securities Lending Collateral – 100.18%
(cost $390,286,842)		447,234,632

	Number of
	Shares
**Securities Lending Collateral – 2.62%
Investment Companies
Delaware Investments Collateral Fund No.1	11,695,361	11,695,361
†@ Mellon GSL Reinvestment Trust II	949,418	0
Total Securities Lending Collateral (cost $12,644,779)		11,695,361

Total Value of Securities – 102.80%
(cost $402,931,621)		458,929,993	©
**Obligation to Return Securities Lending Collateral – (2.83%)		(12,644,779)
Receivables and Other Assets Net of Other Liabilities – 0.03%		120,349
Net Assets Applicable to 34,616,949 Shares Outstanding – 100.00%		$446,405,563

†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.
@Illiquid security. At March 31, 2013, the aggregate value of illiquid securities was $0, which represented 0.00% of the Series’ net assets. See Note 4 in "Notes."
*Fully or partially on loan.
**See Note 3 in “Notes” for additional information on securities lending collateral.
©Includes $12,465,213 of securities loaned.

REIT – Real Estate Investment Trust

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust-Delaware VIP REIT Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken for all open federal income tax years (Dec. 31, 2009 – Dec. 31, 2012), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on March 28, 2013.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$418,598,346
Aggregate unrealized appreciation	$58,841,952
Aggregate unrealized depreciation	(18,510,305)
Net unrealized appreciation	$40,331,647

For federal income tax purposes, at December 31, 2012, capital loss carryforwards of $71,778,575 may be carried forward and applied against future capital gain and expire in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Series is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 – inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stock	$436,080,176	$-	$-	$436,080,176
Short-Term Investments	-	11,154,456	-	11,154,456
Securities Lending Collateral	-	11,695,361	-	11,695,361
Total	$436,080,176	$22,849,817	$-	$458,929,993

The securities that have been deemed worthless on the schedule of investments are considered to be Level 3 securities in this table.

During the period ended March 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the end of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Series’ net assets at the end of the period.

3. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In October 2008, BNY Mellon transferred certain distressed securities from the Series’ previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

At March 31, 2013, the value of securities on loan was $12,465,213, for which cash collateral was received and invested in accordance with the Lending Agreement. At March 31, 2013, the value of invested collateral was $11,695,361. These investments are presented on the schedule of investments under the caption "Securities Lending Collateral".

4. Credit and Market Risk
The Series concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Series holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Series is also affected by interest rate changes, particularly if the real estate investment trusts it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of March 31, 2013, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

5. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to March 31, 2013 that would require recognition or disclosure in the Series’ schedule of investments.

Schedule of Investments (Unaudited)

Delaware VIP® Trust - Delaware VIP Small Cap Value Series

March 31, 2013

	Number of
	Shares	Value
Common Stock – 98.38%
Basic Industry – 9.69%
Albemarle	220,400	$13,779,408
†Berry Plastics Group	241,000	4,591,050
†Chemtura	551,200	11,911,432
Cytec Industries	163,300	12,097,264
Fuller (H.B.)	407,600	15,929,008
Glatfelter	371,100	8,676,318
Kaiser Aluminum	176,900	11,436,585
Olin	290,800	7,333,976
Valspar	112,900	7,028,025
		92,783,066
Business Services – 1.42%
Brink's	198,300	5,603,958
United Stationers	205,500	7,942,575
		13,546,533
Capital Spending – 10.65%
Actuant Class A	377,400	11,555,988
@Altra Holdings	366,400	9,973,408
Chicago Bridge & Iron	309,500	19,219,950
†EnPro Industries	81,100	4,149,887
Gardner Denver	164,600	12,363,106
Regal Beloit	172,200	14,044,632
†United Rentals	556,900	30,612,793
		101,919,764
Consumer Cyclical – 3.11%
*Autoliv	90,700	6,270,998
Dana Holdings	402,100	7,169,443
Knoll	355,100	6,437,963
†Meritage Homes	211,800	9,924,948
		29,803,352
Consumer Services – 12.28%
†Big Lots	234,600	8,274,342
Brinker International	218,800	8,237,820
Cato Class A	372,000	8,980,080
CEC Entertainment	198,100	6,487,775
Cheesecake Factory	253,900	9,803,079
†Children's Place Retail Stores	122,500	5,490,450
*Finish Line Class A	395,400	7,745,886
†Genesco	87,900	5,281,911
*Guess	132,300	3,285,009
†Hanesbrands	264,800	12,064,288
†Jack in the Box	61,800	2,137,662
Men's Wearhouse	190,500	6,366,510
Meredith	208,000	7,958,080
Rent-A-Center	193,700	7,155,278
*Stage Stores	265,125	6,861,435
Texas Roadhouse	368,600	7,442,034
*Wolverine World Wide	89,650	3,977,771
		117,549,410
Consumer Staples – 1.20%
Harris Teeter Supermarkets	268,600	11,471,906
		11,471,906
Energy – 6.90%
†Forest Oil	521,500	2,743,090
†Helix Energy Solutions Group	710,900	16,265,392
Patterson-UTI Energy	483,500	11,526,640
Southwest Gas	277,500	13,170,150
†Whiting Petroleum	439,800	22,359,432
		66,064,704
Financial Services – 20.27%
Bank of Hawaii	282,300	14,343,663
Berkley (W.R.)	127,343	5,650,209
Boston Private Financial Holdings	671,200	6,631,456
Comerica	101,631	3,653,634
@Community Bank System	438,700	12,998,681
CVB Financial	269,200	3,033,884
East West Bancorp	805,736	20,683,243

First Financial Bancorp	543,100	8,716,755
First Midwest Bancorp	438,200	5,819,296
Hancock Holding	437,000	13,512,040
@Independent Bank	373,000	12,156,070
@Infinity Property & Casualty	247,300	13,898,260
@NBT Bancorp	511,600	11,331,940
Platinum Underwriters Holdings	404,600	22,580,726
S&T Bancorp	232,700	4,314,258
@Selective Insurance Group	658,200	15,803,382
StanCorp Financial Group	107,100	4,579,596
Validus Holdings	207,021	7,736,375
@WesBanco	272,500	6,526,375
		193,969,843
Healthcare – 7.88%
Cooper	73,500	7,929,180
†Haemonetics	207,600	8,648,616
*Owens & Minor	229,750	7,480,660
Service Corp. International	758,700	12,693,051
STERIS	213,300	8,875,413
Teleflex	146,000	12,338,460
Universal Health Services Class B	160,800	10,270,296
†VCA Antech	304,700	7,157,403
		75,393,079
Real Estate – 4.01%
†Alexander & Baldwin	267,071	9,547,788
Brandywine Realty Trust	457,933	6,800,305
Education Realty Trust	433,600	4,565,808
Government Properties Income Trust	146,100	3,759,153
*Highwoods Properties	201,200	7,961,484
Washington Real Estate Investment Trust	205,300	5,715,552
		38,350,090
Technology – 15.10%
@Black Box	163,302	3,561,617
†Brocade Communications Systems	1,303,800	7,522,926
†Cirrus Logic	521,400	11,861,850
†Compuware	1,281,000	16,012,500
†Electronics for Imaging	299,900	7,605,464
†NetScout Systems	270,700	6,651,099
†ON Semiconductor	1,254,500	10,387,260
@†Premiere Global Services	710,150	7,804,549
†PTC	546,300	13,925,187
†@QAD
*Class A	122,721	1,575,738
*Class B	29,637	335,639
†RF Micro Devices	1,196,000	6,362,720
†Synopsys	529,100	18,984,107
†Tech Data	187,400	8,547,314
*†Teradyne	523,300	8,487,926
*†Vishay Intertechnology	1,095,700	14,912,477
		144,538,373
Transportation – 3.32%
†Kirby	86,800	6,666,240
Matson	290,500	7,146,300
†Saia	225,700	8,163,569
*Werner Enterprises	406,300	9,808,082
		31,784,191
Utilities – 2.55%
Black Hills	134,200	5,910,168
El Paso Electric	301,200	10,135,380
NorthWestern	208,900	8,326,754
		24,372,302
Total Common Stock (cost $628,312,455)		941,546,613

	Principal
	Amount
Short-Term Investments – 2.03%
≠Discount Notes – 0.15%
Federal Home Loan Bank
0.085% 5/24/13	$1,443,098	1,443,012
0.12% 4/2/13	20,794	20,794
		1,463,806
Repurchase Agreements – 0.71%
Bank of America 0.07%, dated 3/28/13, to be
repurchased on 4/1/13, repurchase price $3,488,931
(collateralized by U.S. government obligations 0.125%-1.50%
8/31/18-1/15/22; market value $3,558,682)	3,488,904	3,488,904

BNP Paribas 0.15%, dated 3/28/13, to be
repurchased on 4/1/13, repurchase price $3,294,418
(collateralized by U.S. government obligations 0.25%-0.875%
2/28/14-7/31/19; market value $3,363,548)	3,294,363	3,294,363
		6,783,267
≠U.S. Treasury Obligations – 1.17%
U.S. Treasury Bills
0.04% 4/11/13	2,907,420	2,907,397
0.058% 4/18/13	2,815,801	2,815,759
0.065% 4/25/13	2,659,775	2,659,716
0.065% 5/9/13	450,114	450,092
0.101% 4/15/13	2,353,821	2,353,803
		11,186,767
Total Short-Term Investments (cost $19,433,562)		19,433,840

Total Value of Securities Before Securities Lending Collateral – 100.41%
(cost $647,746,017)		960,980,453

	Number of
	Shares
**Securities Lending Collateral – 0.18%
Delaware Investments Collateral Fund No.1	1,691,267	1,691,267
†@Mellon GSL Reinvestment Trust II	789,907	0
Total Securities Lending Collateral (cost $2,481,174)		1,691,267

Total Value of Securities – 100.59%
(cost $650,227,191)		962,671,720 ©
**Obligation to Return Securities Lending Collateral – (0.26%)		(2,481,174)
Other Liabilities Net of Receivables and Other Assets – (0.33%)		(3,192,170)
Net Assets Applicable to 25,779,254 Shares Outstanding – 100.00%		$956,998,376

†Non income producing security.
*Fully or partially on loan.
@Illiquid security. At March 31, 2013, the aggregate value of illiquid securities was $95,965,659, which represented 10.03% of the Series’ net assets. See Note 4 in "Notes."
≠The rate shown is the effective yield at the time of purchase.
**See Note 3 in "Notes" for additional information on securities lending collateral.
©Includes $2,442,042 of securities loaned.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust – Delaware VIP Small Cap Value Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq) are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken for all open federal income tax years (Dec. 31, 2009–Dec. 31, 2012), and has concluded that no provision for federal income tax is required in the Series’ financial statements. In regards to foreign taxes only, the Series has open tax years in certain foreign countries it invests in that may date back to the inception of the Series.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on March 31, 2013.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in real estate investment trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$651,120,471
Aggregate unrealized appreciation	$345,556,574
Aggregate unrealized depreciation	(34,005,325)
Net unrealized appreciation	$311,551,249

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange–traded options contracts)
Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3–inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stock	$941,546,613	$-	$-	$941,546,613
Short-Term Investments	-	19,433,840	-	19,433,840
Securities Lending Collateral	-	1,691,267	-	1,691,267
Total	$941,546,613	$21,125,107	$-	$962,671,720

The securities that have been deemed worthless on the schedule of investments are considered to be Level 3 securities in this table.

During the period ended March 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Series’ net assets at the end of the period.

3. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon's securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In October 2008, BNY Mellon transferred certain distressed securities from the Series' previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

At March 31, 2013, the value of securities on loan was $2,442,042, for which cash collateral was received and invested in accordance with the Lending Agreement. At March 31, 2013, the value of invested collateral was $1,691,267. These investments are presented on the schedule of investments under the caption "Securities Lending Collateral".

4. Credit and Market Risk
The Series invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of March 31, 2013, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

5. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to March 31, 2013 that would require recognition or disclosure in the Series’ schedule of investments.

Schedule of Investments (Unaudited)

Delaware VIP® Trust – Delaware VIP U.S. Growth Series

March 31, 2013

	Number of
	Shares	Value
²Common Stock – 98.46%
Consumer Discretionary – 11.13%
†Liberty Interactive Class A	784,200	$16,766,197
NIKE Class B	154,325	9,106,718
†priceline.com	21,525	14,807,693
†Sally Beauty Holdings	223,850	6,576,713
		47,257,321
Consumer Staples – 4.51%
Walgreen	401,850	19,160,208
		19,160,208
Energy – 10.21%
EOG Resources	175,500	22,476,285
Kinder Morgan	539,830	20,880,624
		43,356,909
Financial Services – 19.57%
CME Group	145,200	8,913,828
†IntercontinentalExchange	82,925	13,522,580
MasterCard Class A	38,600	20,887,618
Progressive	589,125	14,887,189
Visa Class A	146,450	24,873,068
		83,084,283
Healthcare – 13.58%
Allergan	183,775	20,514,803
†Celgene	153,925	17,841,447
*Novo Nordisk ADR	68,350	11,038,525
Perrigo	69,475	8,248,767
		57,643,542
Materials & Processing – 2.43%
Syngenta ADR	123,125	10,311,719
		10,311,719
Producer Durables – 1.33%
Caterpillar	64,800	5,635,656
		5,635,656
Technology – 35.70%
†Adobe Systems	458,700	19,958,036
Apple	40,025	17,716,266
†BMC Software	320,350	14,841,816
†Crown Castle International	300,525	20,928,560
†Google Class A	19,700	15,642,391
Intuit	248,500	16,314,025
QUALCOMM	320,750	21,474,212
†Teradata	201,150	11,769,287
†VeriFone Systems	158,950	3,287,086
†VeriSign	203,975	9,643,938
		151,575,617
Total Common Stock (cost $307,980,556)		418,025,255

Warrant – 0.21%
†Kinder Morgan CW17 strike price $40.00, expiration date 5/25/17	173,122	889,847
Total Warrant (cost $330,204)		889,847

	Principal
	Amount
Short-Term Investments – 0.95%
≠Discount Notes – 0.03%
Federal Home Loan Bank
0.085% 5/24/13	$101,970	101,964
0.12% 4/2/13	32,062	32,062
		134,026
Repurchase Agreements – 0.09%
Bank of America 0.07%, dated 3/28/13, to be
repurchased on 4/1/13, repurchase price $190,083
(collateralized by U.S. government obligations 0.125%-1.50%
8/31/18-1/15/22; market value $193,884)	190,082	190,082

BNP Paribas 0.15%, dated 3/28/13, to be
repurchased on 4/1/13, repurchase price $179,486
(collateralized by U.S. government obligations 0.25%-0.875%
2/28/14-7/31/19; market value $183,252)	179,483	179,483
		369,565

≠U.S. Treasury Obligations – 0.83%
U.S. Treasury Bills
0.04% 4/11/13	158,402	158,400
0.058% 4/18/13	198,966	198,963
0.065% 4/25/13	95,041	95,039
0.065% 5/9/13	1,004,175	1,004,127
0.101% 4/15/13	2,083,509	2,083,493
		3,540,022
Total Short-Term Investments (cost $4,043,515)		4,043,613

Total Value of Securities Before Securities Lending Collateral – 99.62%
(cost $312,354,275)		422,958,715

	Number of
	Shares
**Securities Lending Collateral – 0.01%
Investment Companies
Delaware Investments Collateral Fund No.1	30,166	30,166
†@Mellon GSL Reinvestment Trust II	198,039	0
Total Securities Lending Collateral (cost $228,205)		30,166

Total Value of Securities – 99.63%
(cost $312,582,480)		422,988,881	©
**Obligation to Return Securities Lending Collateral – (0.05%)		(228,205)
Receivables and Other Assets Net of Liabilities – 0.42%		1,790,459
Net Assets Applicable to 38,256,791 Shares Outstanding – 100.00%		$424,551,135

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†Non income producing security.
*Fully or partially on loan.
@Illiquid security. At March 31, 2013, the aggregate value of illiquid securities was $0, which represented 0.00% of the Series’ net assets. See Note 4 in "Notes."
≠The rate shown is the effective yield at the time of purchase.
**See Note 3 in "Notes" for additional information on securities lending collateral.
©Includes $223,839 of securities loaned.

ADR – American Depositary Receipt

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust – Delaware VIP Small Cap Value Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq) are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken for all open federal income tax years (Dec. 31, 2009–Dec. 31, 2012), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on March 28, 2013.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$315,317,781
Aggregate unrealized appreciation	$112,149,905
Aggregate unrealized depreciation	(4,478,805)
Net unrealized appreciation	$107,671,100

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3–inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stock	$418,025,255	$-	$-	$418,025,255
Warrant	889,847	-	-	889,847
Short-Term Investments	-	4,043,613	-	4,043,613
Securities Lending Collateral	-	30,166	-	30,166
Total	$418,915,102	$4,073,779	$-	$422,988,881

The securities that have been deemed worthless on the schedule of investments are considered to be Level 3 securities in this table.

During the period ended March 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Series’ net assets at the end of the period.

3. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon's securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In October 2008, BNY Mellon transferred certain distressed securities from the Series' previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

At March 31, 2013, the value of securities on loan was $223,839, for which cash collateral was received and invested in accordance with the Lending Agreement. At March 31, 2013, the value of invested collateral was $30,166. These investments are presented on the schedule of investments under the caption "Securities Lending Collateral.”

4. Credit and Market Risk
The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. As of March 31, 2013, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

5. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to March 31, 2013 that would require recognition or disclosure in the Series’ schedule of investments.

Schedule of Investments (Unaudited)

Delaware VIP® Trust - Delaware VIP Value Series

March 31, 2013

	Number of
	Shares	Value
Common Stock – 96.91%
Consumer Discretionary – 6.07%
Johnson Controls	575,900	$20,196,813
Lowe's	476,400	18,065,088
		38,261,901
Consumer Staples – 13.40%
Archer-Daniels-Midland	568,700	19,182,251
CVS Caremark	354,000	19,466,460
Kraft Foods Group	364,633	18,789,538
Mondelez International Class A	438,400	13,419,424
*Safeway	515,000	13,570,250
		84,427,923
Energy – 14.65%
Chevron	152,900	18,167,578
ConocoPhillips	318,600	19,147,860
Halliburton	447,600	18,087,516
Marathon Oil	577,800	19,483,416
Occidental Petroleum	222,400	17,429,488
		92,315,858
Financials – 11.85%
Allstate	390,700	19,171,649
Bank of New York Mellon	648,700	18,157,113
Marsh & McLennan	481,200	18,271,164
Travelers	225,900	19,018,521
		74,618,447
Healthcare – 17.78%
Baxter International	252,600	18,348,864
Cardinal Health	395,000	16,439,900
Johnson & Johnson	246,500	20,097,145
Merck	416,400	18,417,372
Pfizer	687,041	19,828,003
Quest Diagnostics	334,500	18,882,525
		112,013,809
Industrials – 9.26%
Northrop Grumman	278,800	19,557,820
Raytheon	327,500	19,253,725
Waste Management	498,600	19,550,106
		58,361,651
Information Technology – 12.21%
Cisco Systems	868,000	18,149,880
Intel	864,600	18,891,510
Motorola Solutions	302,971	19,399,233
Xerox	2,382,700	20,491,220
		76,931,843
Materials – 2.96%
duPont (E.I.) deNemours	379,700	18,666,052
		18,666,052
Telecommunications – 5.77%
AT&T	485,824	17,824,883
Verizon Communications	376,800	18,519,720
		36,344,603
Utilities – 2.96%
Edison International	370,400	18,638,528
		18,638,528
Total Common Stock (cost $433,793,894)		610,580,615

	Principal
	Amount
Short-Term Investments – 2.97%
≠Discount Notes – 0.43%
Federal Home Loan Bank
0.085% 5/24/13	$1,763,833	1,763,729
0.12% 4/2/13	920,027	920,027
		2,683,756
Repurchase Agreements – 0.93%
Bank of America 0.07%, dated 3/28/13, to be
repurchased on 4/1/13, repurchase price $3,013,265
(collateralized by U.S. Government obligations 0.125%-1.50%
8/31/18-1/15/22; market value $3,073,507)	3,013,242	3,013,242

BNP Paribas 0.15%, dated 3/28/13, to be
repurchased on 4/1/13, repurchase price $2,845,271
(collateralized by U.S. Government obligations 0.25%-0.875%
2/28/14-7/31/19; market value $2,904,976)	2,845,223	2,845,223
		5,858,465
≠U.S. Treasury Obligations – 1.61%
U.S. Treasury Bills
0.04% 4/11/13	2,511,035	2,511,015
0.058% 4/18/13	3,441,625	3,441,572
0.065% 4/25/13	1,506,621	1,506,588
0.065% 5/9/13	1,300,188	1,300,126
0.101% 4/15/13	1,379,587	1,379,576
		10,138,877
Total Short-Term Investments (cost $18,680,827)		18,681,098

Total Value of Securities Before Securities Lending Collateral – 99.88%
(cost $452,474,721)		629,261,713

	Number of
	Shares
**Securities Lending Collateral – 0.00%
Investment Companies
@†Mellon GSL Reinvestment Trust II	206,790	0
Total Securities Lending Collateral (cost $206,790)		0

Total Value of Securities – 99.88%
(cost $452,681,511)		629,261,713	©
**Obligation to Return Securities Lending Collateral – (0.03%)		(206,790)
Receivables and Other Assets Net of Other Liabilities – 0.15%		939,975
Net Assets Applicable to 28,249,904 Shares Outstanding – 100.00%		$629,994,898

*Fully or partially on loan.
†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.
**See Note 3 in “Notes” for additional information on securities lending collateral.
@Illiquid security. At March 31, 2013, the aggregate value of illiquid securities was $0, which represented 0% of the Series’ net assets. See Note 4 in “Notes."
©Includes $316 of securities loaned.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust - Delaware VIP Value Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken for all open federal income tax years (Dec. 31, 2009 – Dec. 31, 2012), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series' custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on March 28, 2013.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The series may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$455,959,775
Aggregate unrealized appreciation	$178,781,717
Aggregate unrealized depreciation	(5,479,779)
Net unrealized appreciation	$173,301,938

For federal income tax purposes, at Dec. 31, 2012, capital loss carryforwards of $79,180,231 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $36,245,426 expires in 2016 and $42,934,805 expires in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Series is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 - inputs are significant unobservable inputs (including the Series' own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stock	$610,580,615	$-	$-	$610,580,615
Securities Lending Collateral	-	-	-	-
Short-Term Investments	-	18,681,098	-	18,681,098
Total	$610,580,615	$18,681,098	-	$629,261,713

The securities that have been deemed worthless on the schedule of investments are considered to be Level 3 securities in this table.

During the period ended March 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim or end of the period relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Series’ net assets at the end of the period.

3. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

At March 31, 2013, the value of securities on loan was $316, for which cash collateral was received and invested in accordance with the Lending Agreement. At March 31, 2013, the value of invested collateral was $0. These investments are presented on the schedule of investments under the caption "Securities Lending Collateral".

4. Credit and Market Risk
The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of March 31, 2013, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

5. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to March 31, 2013 that would require recognition or disclosure in the Series’ schedule of investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: